                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-06241

                            Loomis Sayles Funds II
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Aggressive Growth Fund


                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - 99.1% of Total Net Assets

Aerospace & Defense - 6.2%
Precision Castparts Corp.(b)                                  17,925 $1,403,169
Rockwell Collins, Inc.                                        11,575    732,582
Spirit Aerosystems Holdings, Inc. Class A(c)                  18,175    608,317
                                                                     ----------
                                                                      2,744,068
                                                                     ----------
Biotechnology - 3.1%
Celgene Corp.(b)(c)                                           13,100    753,643
PDL BioPharma, Inc.(b)(c)                                     15,925    320,730
Vertex Pharmaceuticals, Inc.(b)(c)                             8,400    314,328
                                                                     ----------
                                                                      1,388,701
                                                                     ----------
Capital Markets - 5.9%
Affiliated Managers Group, Inc.(b)(c)                          9,050    951,426
Greenhill & Co., Inc.(b)                                      12,550    926,190
Lazard Ltd., Class A(b)                                       15,375    727,853
                                                                     ----------
                                                                      2,605,469
                                                                     ----------
Chemicals - 1.6%
Ecolab, Inc.(b)                                               15,250    689,300
                                                                     ----------
Commercial Services & Supplies - 3.2%
Corporate Executive Board Co.(b)                               5,075    445,078
Stericycle, Inc.(c)                                           13,225    998,487
                                                                     ----------
                                                                      1,443,565
                                                                     ----------
Communications Equipment - 2.5%
F5 Networks, Inc.(c)                                          14,900  1,105,729
                                                                     ----------
Diversified Financial Services - 11.0%
Chicago Mercantile Exchange Holdings, Inc.                     2,050  1,044,987
IntercontinentalExchange, Inc.(b)(c)                          13,325  1,437,767
International Securities Exchange Holdings, Inc., Class A      9,475    443,335
Nasdaq Stock Market, Inc.(b)(c)                               30,525    939,865
Nymex Holdings, Inc.(b)(c)                                     2,850    353,429
NYSE Group, Inc.(b)(c)                                         7,000    680,400
                                                                     ----------
                                                                      4,899,783
                                                                     ----------
Electronic Equipment & Instruments - 2.8%
Mettler-Toledo International, Inc.(c)                         16,075  1,267,514
                                                                     ----------
Energy Equipment & Services - 2.5%
Dril-Quip, Inc.(c)                                            10,450    409,222
Noble Corp.(b)                                                 9,350    712,003
                                                                     ----------
                                                                      1,121,225
                                                                     ----------
Healthcare Equipment & Supplies - 3.5%
C.R. Bard, Inc.                                                8,900    738,433
Hologic, Inc.(b)(c)                                           17,375    821,490
                                                                     ----------
                                                                      1,559,923
                                                                     ----------
Hotels, Restaurants & Leisure - 5.3%
Ctrip.com International Ltd., ADR                              7,100    443,608

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - continued

Hotels, Restaurants & Leisure - continued
International Game Technology                                 16,225 $  749,595
Melco PBL Entertainment (Macau) Ltd., ADR(b)(c)               18,646    396,414
Wynn Resorts, Ltd.(b)                                          8,400    788,340
                                                                     ----------
                                                                      2,377,957
                                                                     ----------
Independent Power Producer & Energy - 4.3%
AES Corp.(c)                                                  38,750    854,050
NRG Energy, Inc.(b)(c)                                        18,600  1,041,786
                                                                     ----------
                                                                      1,895,836
                                                                     ----------
Industrial Conglomerates - 2.6%
McDermott International, Inc.(c)                              23,150  1,177,409
                                                                     ----------

Internet Software & Services - 3.2%
Akamai Technologies, Inc.(b)(c)                               26,700  1,418,304
                                                                     ----------

IT Services - 3.1%
Cognizant Technology Solutions Corp., Class A(c)              17,800  1,373,448
                                                                     ----------

Media - 1.6%
Lamar Advertising Co., Class A(b)(c)                          11,050    722,560
                                                                     ----------

Metals & Mining - 3.7%
Allegheny Technologies, Inc.(b)                               10,650    965,742
Yamana Gold, Inc.(b)                                          52,125    687,007
                                                                     ----------
                                                                      1,652,749
                                                                     ----------
Oil, Gas & Consumable Fuels - 2.5%
Delta Petroleum Corp.(b)(c)                                   17,650    408,774
Southwestern Energy Co.(c)                                    20,625    722,906
                                                                     ----------
                                                                      1,131,680
                                                                     ----------
Pharmaceuticals - 2.2%
Medicines Co.(b)(c)                                           14,500    459,940
Shire PLC, ADR(b)                                              8,350    515,696
                                                                     ----------
                                                                        975,636
                                                                     ----------
Real Estate - 1.6%
Jones Lang LaSalle, Inc.(b)                                    7,775    716,622
                                                                     ----------

Semiconductors & Semiconductor Equipment - 1.8%
NVIDIA Corp.(c)                                               21,100    780,911
                                                                     ----------

Software - 5.5%
Autodesk, Inc.(b)(c)                                          22,800    922,488
McAfee, Inc.(c)                                               24,400    692,472
Salesforce.com, Inc.(b)(c)                                    23,300    849,285
                                                                     ----------
                                                                      2,464,245
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                      Shares      Value (+)
                                                    ----------- ------------
   COMMON STOCKS - continued

   Specialty Retail - 4.6%
   GameStop Corp., Class A(b)(c)                         17,700 $    975,447
   Guess?, Inc.(b)(c)                                    17,125    1,086,239
                                                                ------------
                                                                   2,061,686
                                                                ------------
   Textiles Apparel & Luxury Goods - 4.0%
   Coach, Inc.(c)                                        25,400    1,091,184
   Polo Ralph Lauren Corp.(b)                             8,775      681,466
                                                                ------------
                                                                   1,772,650
                                                                ------------
   Wireless Telecommunication Services - 10.8%
   American Tower Corp., Class A(c)                      18,150      676,632
   Hutchison Telecommunications International,
     Ltd., ADR(b)(c)                                     19,800      758,736
   Leap Wireless International, Inc.(b)(c)               12,375      735,941
   Millicom International Cellular SA(b)(c)               9,125      562,465
   NII Holdings, Inc.(c)                                 17,650    1,137,366
   Rogers Communications, Inc., Class B                  15,800      941,680
                                                                ------------
                                                                   4,812,820
                                                                ------------

   TOTAL COMMON STOCKS
   (Identified Cost $36,943,427)                                  44,159,790
                                                                ------------

                                                     Principal
                                                      Amount
                                                    -----------

   SHORT-TERM INVESTMENTS - 27.6%
   Tri-Party Repurchase Agreement with Fixed
     Income Clearing Corporation, dated 12/29/06
     at 4.25% to be repurchased at $531,251 on
     1/02/07 collateralized by $465,000 U.S.
     Treasury Bond, 6.250% due 8/15/2023 with a
     value of $544,691(d)                           $   531,000      531,000
                                                                ------------
                                                      Shares
                                                    -----------
   State Street Securities Lending Quality Trust(e)  11,792,094   11,792,094
                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Identified Cost $12,323,094)                               12,323,094
                                                                ------------

   TOTAL INVESTMENTS - 126.7%                                    (56,482,884
      (Identified Cost $49,266,521)(a)
      Other assets less liabilities--(26.7)%                     (11,912,762)
                                                                ------------
   TOTAL NET ASSETS - 100.0%                                    $ 44,570,122
                                                                ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2006 the unrealized appreciation on investments based on cost of $49,266,521 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                      $ 7,434,062
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                       (217,699)
                                                            -----------
       Net unrealized appreciation                          $ 7,216,363
                                                            -----------

       At September 30, 2006, the Fund had a capital loss carryover of approximately $95,135,453 of which $73,993,065 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $11,469,416 and $11,792,094, respectively.

(c)    Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(e)    Represents investments of security lending collateral.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Diversified Financial Services                                       11.0%

   Wireless Telecommunication Services                                  10.8

   Aerospace & Defense                                                   6.2

   Capital Markets                                                       5.9

   Software                                                              5.5

   Hotels, Restaurants & Leisure                                         5.3

   Specialty Retail                                                      4.6

   Independent Power Producer & Energy                                   4.3

   Textiles Apparel & Luxury Goods                                       4.0

   Metals & Mining                                                       3.7

   Healthcare Equipment & Supplies                                       3.5

   Commercial Services & Supplies                                        3.2

   Internet Software & Services                                          3.2

   Biotechnology                                                         3.1

   IT Services                                                           3.1

   Electronic Equipment & Instruments                                    2.8

   Industrial Conglomerates                                              2.6

   Oil, Gas & Consumable Fuels                                           2.5

   Energy Equipment & Services                                           2.5

   Communications Equipment                                              2.5

   Pharmaceuticals                                                       2.2

   Others, Less than 2% each                                             6.6

         LOOMIS SAYLES GLOBAL MARKETS FUND - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


  Principal
  Amount (a)   Description                                           Value (+)
-------------- ----------------------------------------------------- ----------
Bonds and Notes - 30.0% of Total Net Assets

Non-Convertible Bonds - 28.0%
               Argentina - 0.3%
      $515,000 Republic of Argentina, 2.487%, 9/30/2014, (ARS)(c)    $  184,187
        82,500 Republic of Argentina, 5.590%, 8/03/2012(c)               77,952
                                                                     ----------
                                                                        262,139
                                                                     ----------
               Australia - 0.1%
       120,000 South Australia Government Finance Authority,
               Zero Coupon, 12/21/2015, (AUD)                            55,372
                                                                     ----------
               Austria - 0.5%
    60,000,000 Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010,
               (JPY)                                                    516,980
                                                                     ----------
               Brazil - 0.2%
       170,000 JBS SA, 10.500%, 8/04/2016, 144A                         181,050
                                                                     ----------
               Canada - 0.8%
       195,000 Canadian Government Bond, 5.250%, 6/01/2013, (CAD)       178,638
        25,000 Canadian Pacific Railway Ltd., 4.900%, 6/15/2010,
               (CAD), 144A                                               21,774
       120,000 Government of Quebec, 5.625%, 6/21/2011, (EUR)           167,905
        25,000 Kinder Morgan Finance, 5.700%, 1/05/2016                  22,938
        20,000 Kinder Morgan Finance, 6.400%, 1/05/2036                  17,832
        50,000 Nortel Networks Corp., 6.875%, 9/01/2023                  42,000
       165,000 Rogers Wireless, Inc., 7.625%, 12/15/2011, (CAD)         156,178
       180,000 Shaw Communications, Inc., 6.150%, 5/09/2016, (CAD)      154,533
                                                                     ----------
                                                                        761,798
                                                                     ----------
               Cayman Island - 0.3%
       150,000 CSN Islands IX Corp., 10.500%, 1/15/2015, 144A           174,750
       100,000 LPG International, Inc., 7.250%, 12/20/2015              100,500
        60,000 Vale Overseas Ltd., 6.875%, 11/21/2036                    61,539
                                                                     ----------
                                                                        336,789
                                                                     ----------
               Chile - 0.1%
       100,000 Empresa Nacional de Electricidad SA (Endesa-Chile),
               7.875%, 2/01/2027(d)                                     113,881
                                                                     ----------
               Colombia - 0.7%
        40,000 Republic of Colombia, 8.125%, 5/21/2024(d)                46,200
    94,000,000 Republic of Colombia, 11.750%, 3/01/2010, (COP)           45,333
 1,055,000,000 Republic of Colombia, 12.000%, 10/22/2015, (COP)         558,771
                                                                     ----------
                                                                        650,304
                                                                     ----------
               Denmark - 0.1%
       525,000 Kingdom of Denmark, 4.000%, 8/15/2008, (DKK)              92,981
                                                                     ----------
               France - 0.2%
$1,665,190,000 BNP Paribas SA, Zero Coupon, 6/13/2011, (IDR), 144A   $  126,077
        75,000 France Telecom SA, Series EMTN, 3.625%, 10/14/2015,
               (EUR)                                                     91,746
        10,000 Thales SA, Series EMTN, 4.375%, 7/22/2011, (EUR)          13,235
                                                                     ----------
                                                                        231,058
                                                                     ----------
               Germany - 0.7%
       150,000 Eurohypo AG - Europaeische Hypothekenbank der
               Deutschen Bank, 4.000%, 2/01/2007, (EUR)                 198,002
        35,000 Federal Republic of Germany, 4.000%, 1/04/2037, (EUR)     45,541
       115,000 Hypothekenbank in Essen AG, 5.250%, 1/22/2008, (EUR)     153,788
     2,000,000 Kreditanstalt fuer Wiederaufbau, 1.750%, 3/23/2010,
               (JPY)                                                     17,206
    29,000,000 Kreditanstalt fuer Wiederaufbau, 2.050%, 9/21/2009,
               (JPY)                                                    250,837
                                                                     ----------
                                                                        665,374
                                                                     ----------
               Indonesia - 0.1%
       125,000 Republic of Indonesia, 6.875%, 3/09/2017, 144A           132,813
                                                                     ----------
               Ireland - 1.7%
    50,000,000 Depfa ACS Bank, 0.750%, 9/22/2008, (JPY)                 420,152
       100,000 Depfa ACS Bank, 4.875%, 5/21/2019, (EUR)                 140,077
        50,000 Elan Financial Plc, 7.750%, 11/15/2011                    48,812
       700,000 Republic of Ireland, 4.600%, 4/18/2016, (EUR)            968,278
                                                                     ----------
                                                                      1,577,319
                                                                     ----------
               Japan - 0.6%
    70,000,000 Japan Government, 0.200%, 9/20/2007, (JPY)               586,460
                                                                     ----------
               Korea - 0.2%
       150,000 Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A             150,375
                                                                     ----------
               Malaysia - 0.1%
       100,000 Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A(d)         98,750
                                                                     ----------
               Mexico - 1.0%
       125,000 America Movil SA de CV, 5.500%, 3/01/2014                122,190
     1,000,000 America Movil SA de CV, 9.000%, 1/15/2016, (MXN)          99,278
       165,000 Desarrolladora Homex SA, 7.500%, 9/28/2015               168,300
    10,000(++) Mexican Fixed Rate Bonds, 9.500%, 12/18/2014, (MXN)      103,980
    35,000(++) Mexican Fixed Rate Bonds, Series M-10, 8.000%,
               12/17/2015, (MXN)                                        335,583
    10,000(++) Mexican Fixed Rate Bonds, Series MI-10, 9.000%,
               12/20/2012, (MXN)                                         99,871
                                                                     ----------
                                                                        929,202
                                                                     ----------
               Netherlands - 0.2%
       100,000 Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A        100,500

Investments as of December 31, 2006 (Unaudited)


 Principal
 Amount (a)   Description                                             Value (+)
------------- ------------------------------------------------------  ---------
              Netherlands - continued
      $90,000 Kingdom of Netherlands,
              5.000%, 7/15/2011, (EUR)                                $123,963
                                                                      --------
                                                                       224,463
                                                                      --------
              Norway - 0.8%
    2,085,000 Kingdom of Norway,
              5.000%, 5/15/2015, (NOK)                                 348,273
    2,320,000 Kingdom of Norway,
              5.500%, 5/15/2009, (NOK)                                 381,389
      350,000 Kingdom of Norway,
              6.000%, 5/16/2011, (NOK)                                  59,662
                                                                      --------
                                                                       789,324
                                                                      --------
              Peru - 0.3%
      278,400 Republic of Peru,
              5.000%, 3/07/2017                                        276,312
                                                                      --------
              Singapore - 0.4%
      495,000 Government of Singapore,
              4.625%, 7/01/2010, (SGD)                                 339,963
                                                                      --------
              South Africa - 0.7%
      235,000 Republic of South Africa,
              4.500%, 4/05/2016, (EUR)                                 303,573
       50,000 Republic of South Africa,
              5.250%, 5/16/2013, (EUR)                                  68,092
    1,550,000 Republic of South Africa,
              13.000%, 8/31/2010, (ZAR)                                254,162
                                                                      --------
                                                                       625,827
                                                                      --------
              Spain - 0.1%
      100,000 Telefonica Emisones SAU,
              6.421%, 6/20/2016                                        103,162
                                                                      --------
              Supranational - 0.8%
      370,085 European Investment Bank,
              Zero Coupon, 9/12/2008, (BRL), 144A                      141,674
    4,000,000 Inter-American Development Bank,
              1.900%, 7/08/2009, (JPY)                                  34,447
   67,000,000 International Bank for Reconstruction & Development,
              2.000%, 2/18/2008, (JPY)                                 570,697
                                                                      --------
                                                                       746,818
                                                                      --------
              Sweden - 0.5%
    1,575,000 Government of Sweden,
              Series 1040,
              6.500%, 5/05/2008, (SEK)                                 238,437
      495,000 Government of Sweden,
              Series 1045,
              5.250%, 3/15/2011, (SEK)                                  76,246
      125,000 Stena AB,
              7.500%, 11/01/2013                                       123,438
                                                                      --------
                                                                       438,121
                                                                      --------
              Thailand - 0.2%
      160,000 Advance Agro Public Co., Ltd.,
              11.000%, 12/19/2012, 144A                                167,200
                                                                      --------
              United Kingdom - 0.6%
       60,000 BSKYB Finance UK Plc,
              5.750%, 10/20/2017, (GBP)                                114,545
1,229,424,500 JPMorgan Chase London,
              Zero Coupon, 10/21/2010, (IDR), 144A                      99,449
       35,000 United Kingdom Treasury,
              4.250%, 3/07/2036, (GBP)                                  69,037
       80,000 United Kingdom Treasury,
              5.000%, 3/07/2012, (GBP)                                 156,859
       70,000 United Kingdom Treasury,
              6.250%, 11/25/2010, (GBP)                                142,724
                                                                      --------
                                                                       582,614
                                                                      --------
              United States - 15.3%
       50,000 Albertson's, Inc.,
              6.625%, 6/01/2028(d)                                      45,393
      500,000 Albertson's, Inc.,
              7.450%, 8/01/2029                                        488,499
       10,000 American Standard, Inc.,
              8.250%, 6/01/2009, (GBP)                                  20,428
       31,000 Amkor Technology, Inc.,
              10.500%, 5/01/2009                                        31,155
      100,000 Anadarko Petroleum Corp.,
              5.950%, 9/15/2016                                        100,209
       75,000 Anadarko Petroleum Corp.,
              6.450%, 9/15/2036                                         75,787
       75,000 Arrow Electronics, Inc.,
              6.875%, 7/01/2013                                         78,240
      100,000 ASIF Global Financing XXVII,
              2.380%, 2/26/2009, (SGD), 144A                            63,660
       42,865 Atlas Air, Inc.,
              Series B,
              7.680%, 1/02/2014(g)                                      47,152
      145,000 Avnet, Inc., 6.000%, 9/01/2015                           142,970
  110,000,000 Barclays Financial LLC,
              4.060%, 9/16/2010, (KRW), 144A                           115,725
    4,000,000 Barclays Financial LLC,
              4.160%, 2/22/2010, (THB), 144A                           105,196
  220,000,000 Barclays Financial LLC,
              4.460%, 9/23/2010, (KRW), 144A                           234,643
  349,720,000 Barclays Financial LLC,
              4.670%, 3/23/2009, (KRW), 144A                           375,957
    4,000,000 Barclays Financial LLC,
              Series EMTN,
              4.100%, 3/22/2010, (THB), 144A                           104,835
      310,000 Borden, Inc.,
              7.875%, 2/15/2023(d)                                     248,000
      410,000 Borden, Inc.,
              8.375%, 4/15/2016                                        356,700
       15,000 Chesapeake Energy Corp.,
              6.500%, 8/15/2017                                         14,662
       70,000 Chesapeake Energy Corp.,
              6.875%, 1/15/2016(d)                                      70,612
       70,000 Chesapeake Energy Corp.,
              6.875%, 11/15/2020                                        68,775
      120,000 Citi Credit Card Issuance Trust,
              5.375%, 4/10/2013, (EUR)                                 165,259
      212,910 Continental Airlines, Inc.,
              Series 1999-1C,
              6.954%, 8/02/2009                                        210,780
      160,000 Cummins, Inc.,
              7.125%, 3/01/2028                                        166,318
       50,000 Dillard's, Inc.,
              6.625%, 1/15/2018(d)                                      48,000
       50,000 Dillard's, Inc.,
              7.000%, 12/01/2028(d)                                     47,750
       20,000 ESI Tractebel Acquisition Corp.,
              Series B,
              7.990%, 12/30/2011                                        20,526
      200,000 Federal Home Loan Mortgage Corp.,
              5.125%, 1/15/2012, (EUR)                                 276,329
   30,000,000 Federal National Mortgage Association,
              2.125%, 10/09/2007, (JPY)                                255,067
      200,000 Federal National Mortgage Association,
              2.290%, 2/19/2009, (SGD)                                 127,374
      150,000 Foot Locker, Inc.,
              8.500%, 1/15/2022                                        147,375
       20,000 Ford Motor Co.,
              6.625%, 10/01/2028                                        14,500

Investments as of December 31, 2006 (Unaudited)


Principal
Amount (a) Description                                               Value (+)
---------- -------------------------------------------------------  -----------
           United States - continued
   $15,000 Ford Motor Co.,
           7.125%, 11/15/2025                                       $    11,138
    65,000 Ford Motor Co.,
           7.450%, 7/16/2031                                             51,025
    65,000 Ford Motor Credit Co.,
           8.000%, 12/15/2016                                            64,230
25,000,000 General Electric Capital Corp.,
           Series EMTN,
           0.550%, 10/14/2008, (JPY)                                    208,854
    50,000 Georgia-Pacific Corp.,
           7.375%, 12/01/2025                                            48,750
    35,000 Georgia-Pacific Corp.,
           7.750%, 11/15/2029                                            34,912
   160,000 Georgia-Pacific Corp.,
           8.000%, 1/15/2024                                            162,400
   350,000 GMAC LLC,
           6.225%, 3/20/2007(c)                                         350,023
    75,000 GMAC LLC,
           6.324%, 7/16/2007(c)                                          75,059
   150,000 Goldman Sachs Group, Inc.,
           3.963%, 5/23/2016, (EUR)(c)                                  197,664
    25,000 GTE Corp.,
           6.940%, 4/15/2028                                             26,211
   225,000 HCA, Inc.,
           7.050%, 12/01/2027                                           169,343
    50,000 HCA, Inc.,
           7.190%, 11/15/2015                                            42,887
   250,000 HCA, Inc.,
           7.500%, 11/06/2033                                           203,750
   100,000 HCA, Inc.,
           7.580%, 9/15/2025                                             81,367
   100,000 HSBC Bank USA,
           3.310%, 8/25/2010, 144A                                      106,690
    25,000 J.C. Penney Co., Inc.,
           7.125%, 11/15/2023                                            27,203
   275,000 K. Hovnanian Enterprises, Inc.,
           6.250%, 1/15/2016                                            259,875
   250,000 Kellwood Co.,
           7.625%, 10/15/2017                                           228,500
    10,000 Kinder Morgan, Inc.,
           Senior Note,
           5.150%, 3/01/2015                                              8,973
    55,000 Lennar Corp.,
           Series B,
           5.600%, 5/31/2015                                             52,590
    55,000 Lennar Corp.,
           Series B,
           6.500%, 4/15/2016                                             55,803
    20,000 Level 3 Communications, Inc.,
           11.500%, 3/01/2010(d)                                         21,200
   155,000 Lucent Technologies, Inc.,
           6.450%, 3/15/2029                                            142,987
   130,000 MBNA Credit Card Master Note Trust,
           4.150%, 4/19/2010, (EUR)                                     171,162
    85,000 Morgan Stanley,
           5.375%, 11/14/2013, (GBP)                                    164,752
   100,000 Mosaic Global Holdings, Inc.,
           7.375%, 8/01/2018                                             95,000
   150,000 News America Holdings, Inc.,
           8.625%, 2/07/2014, (AUD)(e)                                  126,365
   250,000 NGC Corporation Capital Trust I,
           Series B,
           8.316%, 6/01/2027(d)                                         236,250
   135,000 Northern Telecom Capital Corp.,
           7.875%, 6/15/2026                                            120,825
$1,000,000 NRG Energy, Inc.,
           7.375%, 2/01/2016                                          1,005,000
    20,000 Owens Corning, Inc.,
           6.500%, 12/01/2016                                            20,317
    35,000 Owens Corning, Inc.,
           7.000%, 12/01/2036, 144A                                      35,343
    40,000 Owens-Illinois, Inc.,
           7.800%, 5/15/2018, 144A                                       39,850
    50,000 Pulte Homes, Inc.,
           5.200%, 2/15/2015                                             47,638
   540,000 Pulte Homes, Inc.,
           6.000%, 2/15/2035(d)                                         493,951
   695,000 Pulte Homes, Inc.,
           6.375%, 5/15/2033                                            648,894
   140,000 Qwest Capital Funding, Inc.,
           6.500%, 11/15/2018                                           130,900
   205,000 Qwest Capital Funding, Inc.,
           6.875%, 7/15/2028                                            187,319
    30,000 Qwest Capital Funding, Inc.,
           7.750%, 2/15/2031                                             29,438
    45,000 Qwest Corp.,
           6.875%, 9/15/2033                                             42,975
     5,000 Qwest Corp.,
           7.250%, 9/15/2025                                              5,138
   255,000 SLM Corp.,
           6.500%, 6/15/2010, (NZD)                                     174,754
   750,000 Tennessee Gas Pipeline Co.,
           7.000%, 10/15/2028(d)                                        791,908
    10,000 Time Warner, Inc.,
           6.500%, 11/15/2036                                             9,953
   395,000 Time Warner, Inc.,
           6.625%, 5/15/2029                                            400,037
   160,000 Time Warner, Inc.,
           6.950%, 1/15/2028                                            167,904
   115,000 Time Warner, Inc.,
           7.625%, 4/15/2031                                            128,474
    75,000 Time Warner, Inc.,
           7.700%, 5/01/2032                                             84,622
   105,000 Toll Brothers Finance Corp.,
           5.150%, 5/15/2015(d)                                          96,210
   375,000 Toys R Us,
           7.375%, 10/15/2018                                           303,750
   200,000 Transcontinental Gas Pipe Line Corp.,
           6.400%, 4/15/2016                                            202,000
   183,046 U.S. Treasury Bonds,
           2.000%, 1/15/2026(d)                                         172,149
   885,000 U.S. Treasury Notes,
           4.500%, 2/15/2016(d)                                         870,895
    50,000 USG Corp.,
           6.300%, 11/15/2016, 144A                                      49,562
    90,000 Verizon Communications,
           5.850%, 9/15/2035                                             86,197
     5,000 Verizon Maryland, Inc.,
           5.125%, 6/15/2033                                              4,102
   250,000 Verizon New York, Inc.,
           Series B,
           7.375%, 4/01/2032(d)                                         258,128
    70,000 Viacom, Inc., Class B,
           6.875%, 4/30/2036                                             69,208
   100,000 Williams Cos., Inc.,
           7.500%, 1/15/2031                                            103,750
    20,000 Xerox Corp.,
           7.200%, 4/01/2016                                             21,375
                                                                    -----------
                                                                     14,495,405
                                                                    -----------

Investments as of December 31, 2006 (Unaudited)


Principal
Amount (a) Description                                                Value (+)
---------- -------------------------------------------------------  -----------
           Uruguay - 0.1%
 $100,000  Republic of Uruguay, 8.000%, 11/18/2022                  $   113,500
                                                                    -----------
           Venezuela - 0.3%
  130,000  Cerro Negro Finance Ltd.,
           7.900%, 12/01/2020, 144A                                     126,100
  125,000  Petrozuata Finance, Inc.,
           8.220%, 4/01/2017, 144A                                      124,687
                                                                    -----------
                                                                        250,787
                                                                    -----------
           Total Non-Convertible Bonds
           (Identified Cost $25,680,078)                             26,496,141
                                                                    -----------
Convertible Bonds - 2.0%
           United States - 2.0%
  435,000  Bristol-Myers Squibb Co.,
           4.860%, 9/15/2023(c)(d)                                      435,000
   95,000  Builders Transportation, Inc.,
           8.000%, 8/15/2005(f)                                              --
  250,000  Enzon Pharmaceuticals, Inc.,
           4.500%, 7/01/2008                                            240,000
  140,000  Level 3 Communications, Inc.,
           2.875%, 7/15/2010                                            146,825
   25,000  Level 3 Communications, Inc.,
           6.000%, 9/15/2009(d)                                          23,375
    5,000  Level 3 Communications, Inc.,
           6.000%, 3/15/2010                                              4,613
  500,000  Regeneron Pharmaceuticals, Inc.,
           5.500%, 10/17/2008                                           523,750
  500,000  Valeant Pharmaceuticals International,
           3.000%, 8/16/2010                                            480,000
   80,000  Valeant Pharmaceuticals International,
           4.000%, 11/15/2013                                            76,200
                                                                    -----------
                                                                      1,929,763
                                                                    -----------
           Total Convertible Bonds
           (Identified Cost $1,906,703)                               1,929,763
                                                                    -----------
           Total Bonds and Notes
           (Identified Cost $27,586,781)                             28,425,904
                                                                    -----------
Shares
------
Common Stocks - 67.1%
           Argentina - 0.8%
   14,450  Tenaris SA ADR                                               720,911
                                                                    -----------
           Cayman Island - 1.0%
   17,700  Garmin Ltd.(d)                                               985,182
                                                                    -----------
           Germany - 1.3%
    3,100  Puma AG                                                    1,203,715
                                                                    -----------
           Greece - 2.1%
   62,381  Piraeus Bank S.A.                                          2,004,759
                                                                    -----------
           Hong Kong - 2.3%
  150,600  China Mobile Ltd.                                          1,301,062
  634,000  China Overseas Land & Investment Ltd.                        844,199
                                                                    -----------
                                                                      2,145,261
                                                                    -----------
           Ireland - 1.7%
   78,442  Anglo Irish Bank Corp., Plc                                1,624,291
                                                                    -----------

           Japan - 6.1%
   16,100  IBIDEN Co. Ltd.                                              809,792
    5,400  Nintendo Co. Ltd.                                          1,397,998
    2,260  Orix Corp.(d)                                                655,382
   14,400  Sony Corp. ADR                                               616,752
   33,000  Sumitomo Realty & Development Co. Ltd.(d)                  1,057,957
           Japan - continued
   19,000  Toyota Motor Corp.                                         1,271,612
                                                                    -----------
                                                                      5,809,493
                                                                    -----------
           Korea - 0.7%
   25,375  KT Corp. ADR(d)                                              643,256
                                                                    -----------
           Mexico - 2.2%
  934,425  America Movil SA de CV, Series L(d)                        2,107,062
                                                                    -----------
           Netherlands - 2.9%
   28,400  Heineken NV                                                1,349,373
   20,500  Randstad Holding NV(g)                                     1,413,566
                                                                    -----------
                                                                      2,762,939
                                                                    -----------
           Singapore - 1.1%
  230,000  Keppel Land Ltd.(d)                                        1,032,214
                                                                    -----------
           Sweden - 1.0%
   23,275  Telefonaktiebolaget LM Ericsson ADR                          936,353
                                                                    -----------
           Switzerland - 6.2%
  109,375  ABB Ltd.                                                   1,958,986
    5,150  Actelion Ltd.(f)                                           1,131,697
    9,800  Roche Holding AG                                           1,753,353
   17,250  UBS AG                                                     1,043,930
                                                                    -----------
                                                                      5,887,966
                                                                    -----------
           Turkey - 0.4%
   20,237  Finansbank AS GDR(g)                                         421,456
                                                                    -----------
           United Kingdom - 4.8%
  140,300  Capita Group Plc                                           1,663,541
  143,775  Man Group Plc                                              1,467,536
   97,600  Marks & Spencer Group Plc                                  1,367,768
                                                                    -----------
                                                                      4,498,845
                                                                    -----------
           United States - 32.5%
   18,625  Akamai Technologies, Inc.(d)(g)                              989,360
   17,150  Apple Computer, Inc.(g)                                    1,455,006
   26,950  Bank of America Corp.                                      1,438,860
   25,775  BellSouth Corp.                                            1,214,260
   47,900  CB Richard Ellis Group, Inc., Class A(g)                   1,590,280
    2,375  Chicago Mercantile Exchange Holdings, Inc.                 1,210,656
   68,075  Cisco Systems, Inc.(g)                                     1,860,490
   22,300  Comcast Corp., Class A(d)(g)                                 943,959
   41,625  CVS Corp.                                                  1,286,629
   11,775  ExxonMobil Corp.                                             902,318
   14,975  Gilead Sciences, Inc.(g)                                     972,327
    9,500  Goldman Sachs Group, Inc.                                  1,893,825
    4,050  Google, Inc., Class A(g)                                   1,864,944
   23,750  Hewlett-Packard Co.                                          978,262
   15,450  Johnson & Johnson                                          1,020,009
   10,025  Las Vegas Sands Corp.(g)                                     897,037
   16,825  Lehman Brothers Holdings, Inc.                             1,314,369
   18,250  McDonald's Corp.                                             809,023
   35,925  Network Appliance, Inc.(g)                                 1,411,134
   45,575  News Corp.(d)                                              1,014,499
   26,275  NVIDIA Corp.(g)                                              972,438
   67,350  Oracle Corp.(g)                                            1,154,379
   18,575  Precision Castparts Corp.                                  1,454,051
   11,400  Prudential Financial, Inc.                                   978,804
    9,900  Schlumberger Ltd.                                            625,284
   10,025  Ultra Petroleum Corp.(d)(g)                                  478,694
                                                                    -----------
                                                                     30,730,897
                                                                    -----------
           Total Common Stocks (Identified Cost $52,209,919)         63,514,600
                                                                    -----------

Investments as of December 31, 2006 (Unaudited)


Principal
Amount (a)  Description                                              Value(+)
----------- -----------------------------------------------------  -----------
Short-Term Investments - 14.8%

$ 2,082,000 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 12/29/06 at 4.250% to be
            repurchased at $2,082,983 on 1/02/07 collateralized
            by $1,815,000 U.S. Treasury Bond, 6.250% due 8/15/23
            with a value of $2,126,053(h)                          2,082,000
                                                                   -----------
  Shares
-----------
11,936,934  State Street Securities Lending Quality Trust(i)       11,936,934
                                                                   -----------
            Total Short-Term Investments
            (Identified Cost $14,018,934)                          14,018,934
                                                                   -----------
            Total Investments - 111.9%
            (Identified Cost $93,815,634)(b)                       105,959,438
            Other assets less liabilities -- (11.9)%               (11,252,126)
                                                                   -----------
            Total Net Assets -- 100.0% $                           94,707,312
                                                                   ===========
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of December 31, 2006, approximately 24.9% of the market value of the investments for the Loomis Sayles Global Markets Fund were fair valued pursuant to procedures approved by the Board of Trustees.

       In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have in the Fund's financial statement.

       The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)   Amount shown represents units.

(a)    Principal Amount stated in U.S. Dollars unless otherwise stated.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, gains realized from passive foreign investment companies and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

       At December 31, 2006, the unrealized appreciation on investments based on cost of $93,894,429 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                      $ 12,821,434
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                        (756,425)
                                                            ------------
       Net Unrealized appreciation                          $ 12,065,009
                                                            ============

       At September 30, 2006 the Fund had a capital loss carryover of approximately $311,587 all of which expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)    Variable rate security. Rate as of December 31, 2006 is disclosed.

Investments as of December 31, 2006 (Unaudited)


(d) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $11,570,857 and $11,936,934, respectively.

(e) Illiquid Security. At December 31, 2006, the value of these securities amounted to $126,365 or 0.1% of net assets.

(f)    Non-income producing security due to default or bank filing.

(g)    Non-income producing security.

(h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreement is a tri-party arrangement whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(i)    Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       December 31, 2006, the total value of these securities amounted to $2,876,670 or 3.0% of total net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

GDR Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of GDRs are significantly influenced by trading on exchanges not located in the United States

       Key to Abbreviations:

ARS    Argentinean Peso

AUD    Australian Dollar

BRL    Brazilian Real

CAD    Canadian Dollar

COP    Colombian Peso

DKK    Danish Krone

EUR    Euro

GBP    British Pound

IDR    Indonesian Rupiah

JPY    Japanese Yen

KRW    South Korean Won

MXN    Mexican Peso

NOK    Norwegian Krone

NZD    New Zealand Dollar

SEK    Swedish Krona

SGD    Singapore Dollar

THB    Thailand Baht

USD    United States Dollar

ZAR    South African Rand

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Capital Markets                                                       8.2%

   Sovereigns                                                            7.6

   Pharmaceuticals                                                       4.8

   Wireless Telecommunication Services                                   4.2

   Computers & Peripherals                                               4.1

   Real Estate                                                           3.9

   Commercial Services & Supplies                                        3.2

   Internet Software & Services                                          3.0

   Communications Equipment                                              2.9

   Diversified Financial Services                                        2.8

   Software                                                              2.7

   Commercial Banks                                                      2.4

   Biotechnology                                                         2.2

   Electrical Equipment                                                  2.1

   Media                                                                 2.1

   Diversified Telecommunications Services                               2.0

   Other, less than 2% each                                             38.9

             LOOMIS SAYLES GROWTH FUND - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


  Shares    Description                                             Value (+)
 ---------- ------------------------------------------------------ ------------
 Common Stocks - 99.1% of Total Net Assets

            Aerospace & Defense - 2.6%
    134,400 Precision Castparts Corp.                              $ 10,520,832
                                                                   ------------
            Air Freight & Logistics - 1.1%
    109,750 Expeditors International of Washington, Inc.              4,444,875
                                                                   ------------
            Beverages - 2.1%
    134,400 PepsiCo, Inc.                                             8,406,720
                                                                   ------------
            Biotechnology - 5.9%
    104,125 Celgene Corp.(b)(c)                                       5,990,311
     93,400 Genentech, Inc.(c)                                        7,577,542
    162,075 Gilead Sciences, Inc.(c)                                 10,523,530
                                                                   ------------
                                                                     24,091,383
                                                                   ------------
            Capital Markets - 9.6%
     35,275 BlackRock, Inc.(b)                                        5,358,272
     65,250 Goldman Sachs Group, Inc.                                13,007,587
     99,527 Lehman Brothers Holdings, Inc.                            7,775,049
    103,925 Morgan Stanley                                            8,462,613
    107,550 T. Rowe Price Group, Inc.                                 4,707,464
                                                                   ------------
                                                                     39,310,985
                                                                   ------------
            Commercial Services & Supplies - 1.1%
     97,425 Monster Worldwide, Inc.(c)                                4,543,902
                                                                   ------------
            Communications Equipment - 5.5%
    635,725 Cisco Systems, Inc.(c)                                   17,374,364
    134,775 QUALCOMM, Inc.                                            5,093,147
                                                                   ------------
                                                                     22,467,511
                                                                   ------------
            Computers & Peripherals - 5.7%
    151,887 Apple Computer, Inc.(c)                                  12,886,093
    261,375 Network Appliance, Inc.(c)                               10,266,810
                                                                   ------------
                                                                     23,152,903
                                                                   ------------
            Diversified Financial Services - 3.0%
     15,925 Chicago Mercantile Exchange Holdings, Inc.                8,117,769
     43,775 NYSE Group, Inc.(b)(c)                                    4,254,930
                                                                   ------------
                                                                     12,372,699
                                                                   ------------
            Energy Equipment & Services - 1.6%
    216,275 Halliburton Co.                                           6,715,339
                                                                   ------------
            Food & Staples Retailing - 2.5%
    328,125 CVS Corp.                                                10,142,344
                                                                   ------------
            Healthcare Equipment & Supplies - 2.3%
    109,450 Baxter International, Inc.                                5,077,386
     85,100 Medtronic, Inc.                                           4,553,701
                                                                   ------------
                                                                      9,631,087
                                                                   ------------
            Healthcare Providers & Services - 2.7%
     83,050 UnitedHealth Group, Inc.                                  4,462,277
     84,800 WellPoint, Inc.(c)                                        6,672,912
                                                                   ------------
                                                                     11,135,189
                                                                   ------------
            Hotels, Restaurants & Leisure - 2.9%
     83,900 Las Vegas Sands Corp.(c)                                  7,507,372
     68,050 Starwood Hotels & Resorts Worldwide, Inc.                 4,253,125
                                                                   ------------
                                                                     11,760,497
                                                                   ------------
            Household Products - 1.5%
     96,925 Procter & Gamble Co. (The)                                6,229,370
                                                                   ------------
            Insurance - 2.8%
     87,500 American International Group, Inc.                        6,270,250
     95,225 Chubb Corp. (The)                                         5,038,355
                                                                   ------------
                                                                     11,308,605
                                                                   ------------
            Internet Software & Services - 6.1%
    134,300 Akamai Technologies, Inc.(c)                              7,134,016
     38,380 Google, Inc., Class A(c)                                 17,673,222
                                                                   ------------
                                                                     24,807,238
                                                                   ------------
            IT Services - 3.5%
     90,300 Alliance Data Systems Corp.(c)                            5,641,041
    111,850 Cognizant Technology Solutions Corp., Class A(c)          8,630,346
                                                                   ------------
                                                                     14,271,387
                                                                   ------------
            Media - 6.5%
    225,400 Comcast Corp., Class A(c)                                 9,541,182
    124,575 McGraw-Hill Cos., Inc. (The)                              8,473,591
    394,975 News Corp., Class A                                       8,484,063
                                                                   ------------
                                                                     26,498,836
                                                                   ------------
            Metals & Mining - 1.3%
     60,325 Allegheny Technologies, Inc.                              5,470,271
                                                                   ------------
            Multiline Retail - 3.1%
     87,200 Kohl's Corp.(c)                                           5,967,096
    140,425 Nordstrom, Inc.                                           6,928,569
                                                                   ------------
                                                                     12,895,665
                                                                   ------------
            Oil, Gas & Consumable Fuels - 1.6%
    140,725 XTO Energy, Inc.                                          6,621,111
                                                                   ------------
            Pharmaceuticals - 4.4%
    117,575 Abbott Laboratories                                       5,727,078
    188,125 Johnson & Johnson                                        12,420,013
                                                                   ------------
                                                                     18,147,091
                                                                   ------------
            Real Estate - 2.9%
    361,000 CB Richard Ellis Group, Inc., Class A(c)                 11,985,200
                                                                   ------------
            Semiconductors & Semiconductor Equipment - 2.6%
    146,125 Intel Corp.                                               2,959,031
    212,375 Nvidia Corp.(c)                                           7,859,999
                                                                   ------------
                                                                     10,819,030
                                                                   ------------
            Software - 9.5%
    124,675 Adobe Systems, Inc.(c)                                    5,126,636
    291,150 BEA Systems, Inc.(c)                                      3,662,667
    436,275 Microsoft Corp.                                          13,027,172
    669,700 Oracle Corp.(c)                                          11,478,658
    278,225 Symantec Corp.(c)                                         5,800,991
                                                                   ------------
                                                                     39,096,124
                                                                   ------------
            Specialty Retail - 2.4%
    162,825 American Eagle Outfitters, Inc.(b)                        5,081,768
     97,125 Best Buy Co., Inc.                                        4,777,579
                                                                   ------------
                                                                      9,859,347
                                                                   ------------
            Textiles Apparel & Luxury Goods - 2.3%
    215,075 Coach, Inc.(c)                                            9,239,622
                                                                   ------------
            Total Common Stocks
            (Identified Cost $370,769,400)                          405,945,163
                                                                   ------------

 Principal
  Amount
 ----------
 Short-Term Investments - 5.3%

 $5,052,000 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 12/29/06 at 4.250% to be
            repurchased at $5,054,386 on 1/02/07 collateralized by
            $4,400,000 U.S. Treasury Bond, 6.250% due 8/15/23
            with a value of $5,154,068(d)                             5,052,000
                                                                   ------------

Investments as of December 31, 2006 (Unaudited)


   Shares   Description                                             Value (+)
 ---------- ----------------------------------------------------  ------------
 16,601,429 State Street Securities Lending Quality Trust(e)      $ 16,601,429
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $21,653,429)                           21,653,429
                                                                  ------------
            Total Investments - 104.4%
            (Identified Cost $392,422,829)(a)                      427,598,592
            Other assets less liabilities -- (4.4)%                (17,911,821)
                                                                  ------------
            Total Net Assets -- 100.0%                            $409,686,771
                                                                  ============
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

       At December 31, 2006 the unrealized appreciation on investments based on cost of $392,422,829 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                      $39,142,849
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                     (3,967,086)
                                                            -----------
       Net unrealized appreciation                          $35,175,763
                                                            ===========

       At September 30, 2006, the Fund had a capital loss carryover of approximately $36,005,156 of which $29,812,842 and 6,192,314 expires on September 30, 2010 and September 30, 2011, respectively. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. A significant portion of the Fund's losses are a result of prior year mergers; therefore, these losses have been limited under Section 382 of the Internal Revenue Code.

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $16,183,332 and $16,601,429, respectively.

(c)    Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Investments as of December 31, 2006 (Unaudited)


(e)    Represents investments of security lending collateral.

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Capital Markets                                                      9.6%

   Software                                                             9.5

   Media                                                                6.5

   Internet Software & Services                                         6.1

   Biotechnology                                                        5.9

   Computers & Peripherals                                              5.7

   Communications Equipment                                             5.5

   Pharmaceuticals                                                      4.4

   IT Services                                                          3.5

   Multiline Retail                                                     3.1

   Diversified Financial Services                                       3.0

   Real Estate                                                          2.9

   Hotels, Restaurants & Leisure                                        2.9

   Insurance                                                            2.8

   Healthcare Providers & Services                                      2.7

   Semiconductors & Semiconductor Equipment                             2.6

   Aerospace & Defense                                                  2.6

   Food & Staples Retailing                                             2.5

   Specialty Retail                                                     2.4

   Healthcare Equipment & Supplies                                      2.3

   Textiles Apparel & Luxury Goods                                      2.3

   Beverages                                                            2.1

   Other, less than 2% each                                             8.2

          Loomis Sayles High Income Fund -- Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


   Principal
   Amount(a)    Description                                          Value (+)
 -------------- ---------------------------------------------------  ----------
 Bonds and Notes -- 90.2% of Net Assets
                Airlines -- 0.3%
 $       82,157 Continental Airlines, Inc.,
                Series 1997-4, Class 4B,
                6.900%, 1/02/2017                                    $   81,426
         43,834 Continental Airlines, Inc.,
                Series 1999-1, Class C,
                6.954%, 8/02/2009                                        43,396
                                                                     ----------
                                                                        124,822
                                                                     ----------
                Automotive -- 8.1%
        420,000 Ford Motor Co.,
                6.375%, 2/01/2029                                       301,350
        815,000 Ford Motor Co.,
                6.625%, 10/01/2028                                      590,875
        170,000 Ford Motor Co.,
                7.450%, 7/16/2031(e)                                    133,450
        905,000 Ford Motor Credit Co.,
                5.700%, 1/15/2010                                       867,536
        125,000 GMAC Canada, Ltd.,
                Series E, (MTN),
                6.625%, 12/17/2010 (GBP)                                245,974
          5,000 GMAC International Finance BV,
                Series E, (MTN),
                8.000%, 3/14/2007 (NZD)                                   3,514
        330,000 GMAC LLC, (MTN),
                6.750%, 12/01/2014(e)                                   338,954
        405,000 GMAC LLC,
                8.000%, 11/01/2031(e)                                   464,967
        430,000 Goodyear Tire & Rubber Co., (The),
                7.857%, 8/15/2011(e)                                    432,150
                                                                     ----------
                                                                      3,378,770
                                                                     ----------
                Banking -- 4.0%
    250,000,000 Barclays Financial LLC, 144A,
                4.060%, 9/16/2010 (KRW)                                 263,011
      9,000,000 Barclays Financial LLC,
                Series E, (MTN), 144A,
                4.100%, 3/22/2010 (THB)                                 235,879
      7,000,000 Barclays Financial LLC, 144A,
                4.160%, 2/22/2010 (THB)                                 184,093
    400,000,000 Barclays Financial LLC, 144A,
                4.470%, 12/04/2011 (KRW)                                425,118
        500,000 HSBC Bank USA, 144A,
                3.310%, 8/25/2010                                       533,450
                                                                     ----------
                                                                      1,641,551
                                                                     ----------
                Chemicals -- 5.1%
        450,000 Borden, Inc.,
                7.875%, 2/15/2023                                       360,000
        550,000 Borden, Inc.,
                9.200%, 3/15/2021                                       486,750
        130,000 Georgia Gulf Corp., 144A,
                10.750%, 10/15/2016(e)                                  124,800
        380,000 Hercules, Inc.,
                Subordinated Note,
                6.500%, 6/30/2029                                       324,900
        125,000 LPG International, Inc.,
                7.250%, 12/20/2015                                      125,625
        300,000 Lyondell Chemical Co.,
                8.000%, 9/15/2014                                       311,250
        155,000 Mosaic Co., (The), 144A,
                7.375%, 12/01/2014                                      159,069
        155,000 Mosaic Co., (The), 144A,
                7.625%, 12/01/2016                                      160,618
         60,000 Mosaic Global Holdings, Inc.,
                7.375%, 8/01/2018                                        57,000
                                                                     ----------
                                                                      2,110,012
                                                                     ----------
                Construction Machinery -- 0.3%
        120,000 Great Lakes Dredge & Dock Corp.,
                Senior Subordinated Note,
                7.750%, 12/15/2013                                      117,000
                                                                     ----------
                Diversified Financial Services -- 0.3%
  1,436,358,000 JPMorgan Chase & Co., 144A,
                Zero Coupon, 3/28/2011 (IDR)                            111,193
                                                                     ----------
                Electric -- 2.4%
        375,000 Dynegy Holdings, Inc.,
                7.125%, 5/15/2018                                       365,625
        180,000 Dynegy Holdings, Inc.,
                7.625%, 10/15/2026                                      174,600
        140,000 NGC Corp. Capital Trust I,
                Series B,
                8.316%, 6/01/2027                                       132,300
         60,000 NRG Energy, Inc.,
                7.250%, 2/01/2014                                        60,450
        165,000 NRG Energy, Inc.
                7.375%, 2/1/2016                                        165,825
        115,000 NRG Energy, Inc.
                7.375%, 1/15/2017                                       115,288
                                                                     ----------
                                                                      1,014,088
                                                                     ----------
                Financial Other -- 0.7%
        300,000 Petrozuata Finance, Inc.,
                Series B, 144A,
                8.220%, 4/01/2017                                       299,250
                                                                     ----------
                Food & Beverage -- 0.2%
        100,000 Dole Food Co., Inc.,
                8.625%, 5/01/2009                                        99,375
                                                                     ----------
                Gaming -- 0.1%
         45,000 Harrah's Operating Co., Inc.,
                5.750%, 10/01/2017                                       37,701
                                                                     ----------
                Government Guaranteed -- 2.6%
     28,000,000 Kreditanstalt fuer Wiederaufbau,
                1.750%, 3/23/2010 (JPY)                                 240,888
     28,000,000 Kreditanstalt fuer Wiederaufbau,
                Series INTL,
                1.850%, 9/20/2010 (JPY)                                 241,937
     70,000,000 Oesterreichische Kontrollbank AG,
                1.800%, 3/22/2010 (JPY)                                 603,143
                                                                     ----------
                                                                      1,085,968
                                                                     ----------
                Healthcare -- 2.3%
         70,000 HCA, Inc.,
                6.500%, 2/15/2016(e)                                     58,975
        160,000 HCA, Inc.
                7.500%, 12/152023                                       130,195
        400,000 HCA, Inc.
                7.500%, 11/6/2033                                       326,000
        300,000 HCA, Inc., (MTN),
                7.580%, 9/15/2025                                       244,102
         40,000 HCA, Inc.,
                8.360%, 4/15/2024                                        35,193

Investments as of December 31, 2006 (Unaudited)


  Principal
  Amount(a)  Description                                            Value (+)
 ----------- -----------------------------------------------------  ----------
             Healthcare - continued
 $    40,000 Invitrogen Corp.,
             1.500%, 2/15/2024                                      $   34,150
       5,000 Tenet Healthcare Corp.,
             6.875%, 11/15/2031                                          4,012
     110,000 Tenet Healthcare Corp.,
             9.250%, 2/01/2015                                         110,000
                                                                    ----------
                                                                       942,627
                                                                    ----------
             Home Construction -- 4.0%
     410,000 Desarrolladora Homex SAB de CV,
             7.500%, 9/28/2015                                         418,200
     320,000 K Hovnanian Enterprises, Inc.,
             6.250%, 1/15/2015                                         304,000
     210,000 K. Hovnanian Enterprises, Inc.,
             Senior Note,
             6.250%, 1/15/2016                                         198,450
      30,000 K. Hovnanian Enterprises, Inc.,
             Senior Note,
             6.500%, 1/15/2014                                          29,100
     590,000 KB Home,
             7.250%, 6/15/2018                                         576,204
     155,000 Pulte Homes, Inc.,
             6.000%, 2/15/2035                                         141,782
                                                                    ----------
                                                                     1,667,736
                                                                    ----------
             Independent Energy -- 1.9%
     625,000 Chesapeake Energy Corp.,
             6.500%, 8/15/2017                                         610,937
     175,000 Chesapeake Energy Corp.,
             6.875%, 11/15/2020                                        171,938
                                                                    ----------
                                                                       782,875
                                                                    ----------
             Industrial Other -- 0.8%
     265,000 Incyte Corp., Convertible,
             3.500%, 2/15/2011                                         212,994
     140,000 Ranhill Labuan Ltd., 144A,
             12.500%, 10/26/2011                                       138,250
                                                                    ----------
                                                                       351,244
                                                                    ----------
             Integrated Energy -- 0.6%
     265,000 Cerro Negro Finance, Ltd., 144A,
             7.900%, 12/01/2020                                        257,050
                                                                    ----------
             Media Cable -- 4.0%
     550,000 CSC Holdings, Inc.,
             Senior Note,
             7.625%, 7/15/2018                                         535,563
     250,000 NTL Cable PLC,
             9.750%, 4/15/2014 (GBP)                                   519,482
     650,000 Rogers Cable, Inc.,
             Senior Note,
             5.500%, 3/15/2014                                         621,523
                                                                    ----------
                                                                     1,676,568
                                                                    ----------
             Media Non-Cable -- 0.4%
     175,000 Intelsat Corp.,
             6.875%, 1/15/2028                                         160,125
                                                                    ----------
             Metals & Mining -- 0.5%
     195,000 Vale Overseas, Ltd.,
             6.875%, 11/21/2036                                        200,001
                                                                    ----------
             Mortgage Related -- 1.4%
  70,000,000 FNMA,
             1.750%, 3/26/2008 (JPY)                                   595,884
                                                                    ----------
             Oil Field Services -- 0.8%
     310,000 North American Energy Partners, Inc.,
             Senior Note,
             8.750%, 12/01/2011                                        311,550
                                                                    ----------
             Packaging -- 0.3%
     135,000 Owens-Illinois, Inc.,
             Senior Note,
             7.800%, 5/15/2018                                         134,494
                                                                    ----------
             Paper -- 5.5%
     215,000 Abitibi-Consolidated, Inc.,
             7.500%, 4/01/2028                                         165,013
     250,000 Abitibi-Consolidated, Inc.,
             8.500%, 8/01/2029                                         202,500
     685,000 Bowater, Inc.,
             6.500%, 6/15/2013(e)                                      625,062
      60,000 Domtar, Inc.,
             5.375%, 12/01/2013                                         54,300
      75,000 Georgia-Pacific Corp.,
             7.250%, 6/01/2028                                          72,750
     155,000 Georgia-Pacific Corp.,
             7.375%, 12/01/2025                                        151,125
     370,000 Georgia-Pacific Corp.,
             7.750%, 11/15/2029                                        369,075
     170,000 Georgia-Pacific Corp.,
             8.000%, 1/15/2024                                         172,550
     430,000 Georgia-Pacific Corp.,
             8.875%, 5/15/2031                                         454,725
      20,000 Jefferson Smurfit Corp.,
             7.500%, 6/01/2013                                          18,800
                                                                    ----------
                                                                     2,285,900
                                                                    ----------
             Pharmaceuticals -- 6.7%
     440,000 Elan Finance PLC,
             Senior Note,
             7.750%, 11/15/2011                                        429,550
     110,000 Elan Finance PLC, 144A,
             8.875%, 12/01/2013                                        110,000
     425,000 Enzon, Inc.,
             4.500%, 7/01/2008                                         408,000
     127,000 EPIX Pharmaceuticals, Inc.,
             Senior Note,
             3.000%, 6/15/2024                                         101,282
      45,000 Human Genome Sciences, Inc.,
             2.250%, 8/15/2012                                          43,763
     360,000 Inhale Therapeutic Systems, Inc.,
             Subordinated Note,
             3.500%, 10/17/2007                                        352,800
     210,000 Merck & Co., Inc.,
             4.750%, 3/01/2015                                         200,029
     345,000 Regeneron Pharmaceuticals, Inc.,
             Subordinated Note,
             5.500%, 10/17/2008                                        361,387
     190,000 Valeant Pharmaceuticals International,
             Subordinated Note,
             3.000%, 8/16/2010                                         182,400
     450,000 Valeant Pharmaceuticals International,
             Subordinated Note,
             4.000%, 11/15/2013                                        428,625
      59,000 Vertex Pharmaceuticals, Inc., 144A,
             5.750%, 2/15/2011                                         148,385
                                                                    ----------
                                                                     2,766,221
                                                                    ----------

Investments as of December 31, 2006 (Unaudited)


   Principal
   Amount(a)    Description                                          Value (+)
 ----------     ---------------------------------------------------  ----------
                Pipelines -- 3.6%
 $  915,000     El Paso Corp.,
                6.950%, 6/01/2028                                    $  910,425
    125,000     Kinder Morgan Energy Partners, LP,
                Senior Note,
                5.800%, 3/15/2035                                       113,592
     65,000     Kinder Morgan Finance Co. ULC,
                Guaranteed Note,
                5.700%, 1/05/2016                                        59,639
    440,000     Kinder Morgan Finance Co. ULC,
                Guaranteed Note,
                6.400%, 1/05/2036                                       392,295
     25,000     Kinder Morgan, Inc.,
                Senior Note,
                5.150%, 3/01/2015                                        22,432
                                                                     ----------
                                                                      1,498,383
                                                                     ----------
                Retailers -- 2.3%
    250,000     Dillard's, Inc.,
                6.625%, 1/15/2018                                       240,000
    105,000     Dillard's, Inc., Class A,
                7.130%, 8/01/2018                                       104,213
    765,000     Toys R US, Inc.,
                7.375%, 10/15/2018                                      619,650
                                                                     ----------
                                                                        963,863
                                                                     ----------
                Sovereigns -- 5.6%
  1,190,000     Republic of Argentina,
                2.487%, 9/30/2014 (ARS)(d)                              425,596
     44,200(++) Mexican Fixed Rate Bonds,
                Series M-20,
                8.000%, 12/07/2023 (MXN)                                426,289
    148,500(++) Mexican Fixed Rate Bonds,
                Series M-10,
                9.000%, 12/20/2012 (MXN)                              1,483,075
                                                                     ----------
                                                                      2,334,960
                                                                     ----------
                Supermarkets -- 3.3%
    190,000     Albertson's, Inc.,
                7.750%, 6/15/2026                                       189,514
    750,000     Albertson's, Inc.,
                7.450%, 8/01/2029                                       732,749
    130,000     Albertson's, Inc.,
                Senior Note,
                8.000%, 5/01/2031(e)                                    131,867
     25,000     Albertson's, Inc.,
                Senior Note,
                8.700%, 5/01/2030                                        26,112
    245,000     Albertson's, Inc.,
                Series C, (MTN),
                6.625%, 6/01/2028                                       222,425
     50,000     American Stores Co.,
                8.000%, 6/01/2026                                        52,555
                                                                     ----------
                                                                      1,355,222
                                                                     ----------
                Supranational -- 2.2%
  2,700,000     Inter-American Development Bank,
                Series E, (MTN),
                Zero Coupon, 5/11/2009 (BRL)                            925,696
                                                                     ----------
                Technology -- 7.8%
    125,000     Amkor Technology, Inc.,
                Senior Note,
                7.750%, 5/15/2013                                       115,000
    270,000     Freescale Semiconductor, Inc., 144A,
                10.125%, 12/15/2016                                     270,337
    345,000     JDS Uniphase Corp.,
                Zero Coupon, 11/15/2010                                 312,656
    215,000     Kulicke & Soffa Industries, Inc.,
                Subordinated Note,
                .500%, 11/30/2008                                       190,006
     35,000     Kulicke & Soffa Industries, Inc.,
                Subordinated Note,
                1.000%, 6/30/2010                                        32,113
    910,000     Lucent Technologies, Inc.,
                6.450%, 3/15/2029                                       839,475
    293,000     Maxtor Corp.,
                Subordinated Note,
                5.750%, 3/01/2012(h)                                    278,350
    300,000     Nortel Networks Corp.,
                Guaranteed Senior Note,
                4.250%, 9/01/2008                                       290,250
    500,000     Nortel Networks Corp.,
                6.875%, 9/01/2023                                       420,000
     40,000     Northern Telecom Capital Corp.,
                7.875%, 6/15/2026                                        35,800
    210,000     Sanmina-SCI Corp.,
                8.125%, 3/01/2016                                       203,175
    105,000     Unisys Corp.,
                6.875%, 3/15/2010(e)                                    103,163
    145,000     Unisys Corp.,
                Senior Note,
                8.000%, 10/15/2012                                      143,369
                                                                     ----------
                                                                      3,233,694
                                                                     ----------
                Transportation Services -- 2.9%
    275,000     APL Ltd.,
                Senior Note,
                8.000%, 1/15/2024(h)                                    258,665
    300,000     Overseas Shipholding Group,
                Senior Note,
                7.500%, 2/15/2024                                       304,875
    295,000     Stena AB,
                Senior Note,
                7.000%, 12/01/2016                                      280,250
    350,000     Stena AB,
                Senior Note,
                7.500%, 11/01/2013                                      345,625
                                                                     ----------
                                                                      1,189,415
                                                                     ----------
                Wireless -- 0.9%
    200,000     MetroPCS Wireless, Inc., 144A,
                9.250%, 11/01/2014                                      209,000
    165,000     True Move Co., Ltd., 144A,
                10.750%, 12/16/2013                                     161,288
                                                                     ----------
                                                                        370,288
                                                                     ----------
                Wirelines -- 8.3%
     65,000     Cincinnati Bell Telephone Co.,
                6.300%, 12/01/2028                                       58,500
     50,000     Cincinnati Bell, Inc.,
                8.375%, 1/15/2014                                        51,375
     95,000     Citizens Communications Co.,
                7.000%, 11/01/2025(e)                                    85,975
    405,000     Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                       406,012
    435,000     Level 3 Communications, Inc.,
                Convertible,
                2.875%, 7/15/2010                                       456,206
    185,000     Level 3 Communications, Inc.,
                Convertible,
                6.000%, 3/15/2010                                       170,663
     20,000     Level 3 Communications, Inc.,
                Senior Note,
                11.500%, 3/01/2010(e)                                    21,200

Investments as of December 31, 2006 (Unaudited)


Principal
Amount(a)  Description                                              Value (+)
---------- ------------------------------------------------------- -----------
           Wirelines - continued
$  375,000 Qwest Capital Funding, Inc.,
           Guaranteed Note,
           6.875%, 7/15/2028                                       $   342,656
 1,890,000 Qwest Capital Funding, Inc.,
           7.750%, 2/15/2031                                         1,854,578
                                                                   -----------
                                                                     3,447,165
                                                                   -----------
           Total Bonds and Notes
           (Identified Cost $35,053,155)                            37,470,691
                                                                   -----------

 Shares
----------
Common Stocks -- 1.5%
           Home Construction -- 0.2%
     1,775 KB Home(e)                                                   91,022
                                                                   -----------
           Pharmaceuticals -- 1.3%
     6,875 Merck & Co., Inc.                                           299,750
     1,717 Teva Pharmaceutical Industries, Ltd.,
           Sponsored ADR                                                53,364
     4,198 Vertex Pharmaceuticals, Inc.(c)(e)                          157,089
                                                                   -----------
                                                                       510,203
                                                                   -----------
           Total Common Stocks
           (Identified Cost $442,631)                                  601,225
                                                                   -----------
Preferred Stocks -- 3.8%
           Electric -- 1.7%
     6,475 AES Trust III, Convertible,
           6.750%, 10/15/2029                                          318,894
     8,000 CMS Energy Trust I, Convertible,
           7.750%, 7/15/2027                                           399,000
                                                                   -----------
                                                                       717,894
                                                                   -----------
           Packaging -- 0.6%
     6,500 Owens-Illinois, Inc., Convertible,
           4.750%,                                                     240,500
                                                                   -----------
           Pipelines -- 0.9%
     9,500 El Paso Energy Capital Trust I,
           4.750%, 3/31/2028                                           368,600
                                                                   -----------
           Technology -- 0.6%
       225 Lucent Technologies Capital Trust I, Convertible,
           7.750%, 3/15/2017                                           231,919
                                                                   -----------
           Total Preferred Stocks
           (Identified Cost $1,411,772)                              1,558,913
                                                                   -----------
Closed-End Investment Companies -- 0.1%
           Bond Mutual Funds -- 0.1%
     3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.(e)           41,572
     2,175 Western Asset High Income Opportunity Fund, Inc.             14,681
                                                                   -----------
           Total Closed-End Investment Companies
           (Identified Cost $45,442)                                    56,253
                                                                   -----------
Short-Term Investments -- 9.5%
 1,291,070 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 12/29/06 at 4.250% to be
           repurchased at $1,291,680 on 1/02/07, collateralized by
           $935,000 U.S. Treasury Bond, 8.750% due 8/15/2020
           valued at $1,320,681(f)                                   1,291,070
                                                                   -----------
 2,650,249 State Street Securities Lending Quality Trust(g)          2,650,249
                                                                   -----------
           Total Short-Term Investments
           (Identified Cost $3,941,319)                              3,941,319
                                                                   -----------
           Total Investments -- 105.1%
           (Identified Cost $40,894,319)(b)                         43,628,401
           Other assets less liabilities--(5.1)%                    (2,098,491)
                                                                   -----------
           Net Assets -- 100%                                      $41,529,910
                                                                   ===========

Investments as of December 31, 2006 (Unaudited)


(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)   Amount shown represents units.

(a)    Principal amount is in U.S. dollars unless otherwise noted.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

       At December 31, 2006, the net unrealized appreciation on investments based on cost of $40,901,181 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                       $3,204,959
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value.                                            (477,739)
                                                              ----------
       Net unrealized appreciation                            $2,727,220
                                                              ==========

       At September 30, 2006 the Fund had a capital loss carryover of approximately $82,928,298 of which $12,726,943 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)    Non-income producing security.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

Investments as of December 31, 2006 (Unaudited)


(e) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $2,596,188 and $2,650,249, respectively.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)    Represents investment of securities lending collateral.

(h) Illiquid security. At December 31, 2006, the value of these securities amounted to $537,015 or 1.3% of net assets.

 MTN   Medium Term Note

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,196,803 or 10.1% of net assets.

 ADR An American Depositary Receipt is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States

Key Abbreviations:

ARS    Argentine Peso

BRL    Brazilian Real

GBP    British Pound

IDR    Indonesian Rupiah

JPY    Japanese Yen

KRW    South Korean Won

MXN    Mexican Peso

NZD    New Zealand Dollar

THB    Thailand Baht

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

  Technology                                                              8.4%

  Wirelines                                                               8.3

  Automotive                                                              8.1

  Pharmaceuticals                                                         8.0

  Sovereigns                                                              5.6

  Paper                                                                   5.5

  Chemicals                                                               5.1

  Pipelines                                                               4.5

  Home Construction                                                       4.2

  Electric                                                                4.1

  Banking                                                                 4.0

  Media Cable                                                             4.0

  Supermarkets                                                            3.3

  Transportation Services                                                 2.9

  Government Guaranteed                                                   2.6

  Healthcare                                                              2.3

  Retailers                                                               2.3

  Supranational                                                           2.2

  Other, less than 2% each                                               10.1

Currency Exposure at December 31, 2006 as a Percentage of Net Assets (Unaudited)

  United States Dollar                                                   78.9%

  Mexican Peso                                                            4.6

  Japanese Yen                                                            4.1

  Brazilian Real                                                          2.2

  Other less than 2% each                                                 5.8

      Loomis Sayles Investment Grade Bond Fund - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


   Principal
   Amount (a)    Description                                         Value (+)
 --------------- -------------------------------------------------  -----------
 Bonds and Notes - 95.1% of Total Net Assets

 Non-Convertible Bonds - 92.7%
                 Airlines - 1.0%
 $     8,115,000 Qantas Airways Ltd.,
                 6.050%, 4/15/2016, 144A                            $ 7,222,610
                                                                    -----------
                 Asset-Backed Securities - 0.3%
         726,569 Community Program Loan Trust,
                 Series 1987-A, Class A4,
                 4.500%, 10/01/2018                                     714,922
       1,700,000 Community Program Loan Trust,
                 Series 1987-A, Class A5,
                 4.500%, 4/01/2029                                    1,602,083
                                                                    -----------
                                                                      2,317,005
                                                                    -----------
                 Automotive - 1.0%
         665,000 Cummins, Inc.,
                 7.125%, 3/01/2028                                      691,261
       1,990,000 Ford Motor Co.,
                 6.375%, 2/01/2029(c)                                 1,427,825
       1,735,000 Ford Motor Co.,
                 7.450%, 7/16/2031                                    1,361,975
         700,000 Ford Motor Credit Co.,
                 7.375%, 10/28/2009                                     701,491
       1,000,000 GMAC Australia,
                 6.500%, 8/10/2007, (AUD)                               768,319
         950,000 GMAC International Finance BV,
                 8.000%, 3/14/2007, (NZD)                               667,649
       1,500,000 GMAC LLC,
                 6.875%, 9/15/2011                                    1,538,547
                                                                    -----------
                                                                      7,157,067
                                                                    -----------
                 Banking - 6.5%
       2,595,000 BAC Capital Trust VI,
                 5.625%, 3/08/2035                                    2,456,487
   2,120,000,000 Barclays Financial LLC,
                 4.060%, 9/16/2010, (KRW), 144A                       2,230,331
     144,000,000 Barclays Financial LLC,
                 4.100%, 3/22/2010, (THB), 144A                       3,774,059
     140,000,000 Barclays Financial LLC,
                 4.160%, 2/22/2010, (THB), 144A                       3,681,862
   3,000,000,000 Barclays Financial LLC,
                 4.460%, 9/23/2010, (KRW), 144A                       3,199,677
  16,371,250,000 BNP Paribas SA,
                 Zero Coupon, 6/13/2011, (IDR), 144A                  1,239,526
       1,500,000 CIT Group, Inc.,
                 5.500%, 12/01/2014, (GBP)                            2,874,094
       9,860,000 Citibank NA,
                 15.000%, 7/02/2010, (BRL), 144A                      5,161,628
       4,500,000 HSBC Bank USA,
                 3.310%, 8/25/2010, 144A                              4,801,050
  22,683,264,000 JPMorgan Chase & Co.,
                 Zero Coupon, 3/28/2011, (IDR), 144A                  1,755,990
  17,920,000,000 JPMorgan Chase & Co.,
                 Zero Coupon, 3/28/2011, (IDR), 144A                  1,387,249
      18,000,000 JPMorgan Chase & Co.,
                 Zero Coupon, 10/01/2012, (BRL), 144A                 5,699,626
  24,124,936,500 JPMorgan Chase London,
                 Zero Coupon, 10/21/2010, (IDR), 144A                 1,951,476
         100,000 Keybank NA,
                 6.950%, 2/01/2028                                      110,865
       7,125,000 Western Union Co.,
                 6.200%, 11/17/2036, 144A                             6,692,976
                                                                    -----------
                                                                     47,016,896
                                                                    -----------
                 Beverages - 0.2%
       1,525,000 Cia Brasileira de Bebidas,
                 8.750%, 9/15/2013                                    1,776,625
                                                                    -----------
                 Building Materials - 0.5%
         970,000 Owens Corning, Inc.,
                 6.500%, 12/01/2016, 144A                               985,363
       1,450,000 Owens Corning, Inc.,
                 7.000%, 12/01/2036, 144A                             1,464,212
       1,060,000 USG Corp.,
                 6.300%, 11/15/2016, 144A                             1,050,714
                                                                    -----------
                                                                      3,500,289
                                                                    -----------
                 Chemicals - 0.9%
       6,305,000 Lubrizol Corp.,
                 6.500%, 10/01/2034                                   6,344,665
         400,000 Methanex Corp.,
                 6.000%, 8/15/2015                                      379,415
                                                                    -----------
                                                                      6,724,080
                                                                    -----------
                 Electric - 3.5%
         895,000 Commonwealth Edison Co.,
                 4.700%, 4/15/2015                                      833,827
       1,700,000 Commonwealth Edison Co.,
                 5.875%, 2/01/2033                                    1,651,370
       2,750,000 Constellation Energy Group, Inc.,
                 4.550%, 6/15/2015(c)                                 2,545,834
         960,000 Dominion Resources, Inc.,
                 5.950%, 6/15/2035                                      943,805
       5,500,000 Empresa Nacional de Electricidad SA
                 (Endesa-Chile),
                 7.875%, 2/01/2027                                    6,263,460
       1,000,000 Empresa Nacional de Electricidad SA
                 (Endesa-Chile),
                 8.350%, 8/01/2013                                    1,134,257
       1,905,000 ITC Holdings Corp.,
                 5.875%, 9/30/2016, 144A                              1,890,469
       2,830,000 ITC Holdings Corp.,
                 6.375%, 9/30/2036, 144A                              2,822,158
       1,500,000 MidAmerican Energy Holdings Co.,
                 5.875%, 10/01/2012                                   1,526,920
       1,000,000 MidAmerican Energy Holdings Co.,
                 6.125%, 4/01/2036                                    1,008,054
       2,500,000 ONEOK Partners LP,
                 6.650%, 10/01/2036                                   2,557,080
          42,500 Quezon Power Philippines Co.,
                 8.860%, 6/15/2017                                       42,713
         500,000 SP Powerassets Ltd.,
                 3.730%, 10/22/2010, (SGD)                              329,864
       1,795,000 Toledo Edison Co.,
                 6.150%, 5/15/2037                                    1,766,944
                                                                    -----------
                                                                     25,316,755
                                                                    -----------
                 Entertainment - 1.0%
         565,000 Time Warner, Inc.,
                 6.500%, 11/15/2036                                     562,359
       1,805,000 Time Warner, Inc.,
                 6.625%, 5/15/2029                                    1,828,017
         755,000 Time Warner, Inc.,
                 6.950%, 1/15/2028                                      792,295
         505,000 Time Warner, Inc.,
                 7.625%, 4/15/2031                                      564,166
         330,000 Time Warner, Inc.,
                 7.700%, 5/01/2032                                      372,337
       3,590,000 Viacom, Inc., Class B
                 6.875%, 4/30/2036                                    3,549,358
                                                                    -----------
                                                                      7,668,532
                                                                    -----------

Investments as of December 31, 2006 (Unaudited)


Principal
Amount (a)  Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Financial Other - 0.0%
$   200,000 Petrozuata Finance, Inc.,
            8.220%, 4/01/2017, 144A                                 $   199,500
                                                                    -----------
            Foreign Agency - 0.0%
    220,000 Alberta Municipal Funding Corp.,
            5.700%, 9/01/2011, (CAD)                                    200,261
                                                                    -----------
            Foreign Local Governments - 6.4%
     32,515 Province of Alberta,
            5.930%, 9/16/2016, (CAD)                                     29,896
 29,645,000 Province of British Columbia,
            6.000%, 6/09/2008, (CAD)                                 26,062,636
  3,275,000 Province of British Columbia,
            6.250%, 12/01/2009, (CAD)                                 2,970,599
  3,285,000 Province of Manitoba,
            4.450%, 12/01/2008, (CAD)                                 2,831,976
  6,510,000 Province of Manitoba,
            5.750%, 6/02/2008, (CAD)                                  5,701,379
    500,000 Province of Nova Scotia,
            6.600%, 6/01/2027, (CAD)                                    542,923
  4,810,000 Province of Ontario,
            3.875%, 3/08/2008, (CAD)                                  4,108,268
  4,320,000 Province of Ontario,
            5.700%, 12/01/2008, (CAD)                                 3,810,594
    550,000 Province of Saskatchewan,
            5.500%, 6/02/2008, (CAD)                                    480,094
                                                                    -----------
                                                                     46,538,365
                                                                    -----------
            Government Owned - No Guarantee - 0.6%
  3,670,000 Pemex Project Funding Master Trust,
            8.625%, 12/01/2023                                        4,518,687
                                                                    -----------
            Healthcare - 1.6%
  5,000,000 HCA, Inc.,
            5.750%, 3/15/2014                                         4,150,000
    800,000 HCA, Inc.,
            6.250%, 2/15/2013                                           708,000
  3,250,000 HCA, Inc.,
            6.300%, 10/01/2012(c)                                     2,973,750
  2,625,000 HCA, Inc.,
            7.050%, 12/01/2027                                        1,975,667
    250,000 HCA, Inc.,
            7.500%, 12/15/2023                                          203,430
    620,000 HCA, Inc.,
            7.580%, 9/15/2025                                           504,476
  1,000,000 HCA, Inc.,
            Series MTN,
            7.750%, 7/15/2036                                           801,983
                                                                    -----------
                                                                     11,317,306
                                                                    -----------
            Healthcare Insurance - 0.4%
  2,720,000 CIGNA Corp.,
            6.150%, 11/15/2036                                        2,687,159
                                                                    -----------
            Home Construction - 3.9%
    850,000 Centex Corp.,
            5.250%, 6/15/2015                                           802,822
  3,685,000 D.R. Horton, Inc.,
            5.250%, 2/15/2015                                         3,439,638
  2,050,000 Desarrolladora Homex SA,
            7.500%, 9/28/2015                                         2,091,000
  1,870,000 Lennar Corp.,
            Series B
            6.500%, 4/15/2016                                         1,897,317
  2,605,000 Lennar Corp.,
            Series B, Class A,
            5.600%, 5/31/2015                                         2,490,849
  2,630,000 Pulte Homes, Inc.,
            5.200%, 2/15/2015(c)                                      2,505,735
    250,000 Pulte Homes, Inc.,
            5.250%, 1/15/2014(c)                                        239,184
  9,165,000 Pulte Homes, Inc.,
            6.000%, 2/15/2035(c)                                      8,383,446
  3,510,000 Pulte Homes, Inc.,
            6.375%, 5/15/2033                                         3,277,150
  3,605,000 Toll Brothers Finance Corp.,
            5.150%, 5/15/2015                                         3,303,200
                                                                    -----------
                                                                     28,430,341
                                                                    -----------
            Independent/Energy - 1.1%
  4,020,000 Anadarko Petroleum Corp.,
            5.950%, 9/15/2016                                         4,028,414
  2,970,000 Anadarko Petroleum Corp.,
            6.450%, 9/15/2036                                         3,001,173
    500,000 Devon Financing Corp. LLC,
            7.875%, 9/30/2031                                           601,563
    160,000 XTO Energy, Inc.,
            6.100%, 4/01/2036                                           156,147
                                                                    -----------
                                                                      7,787,297
                                                                    -----------
            Integrated/Energy - 0.0%
    150,000 Cerro Negro Finance Ltd.,
            7.900%, 12/01/2020, 144A                                    145,500
                                                                    -----------
            Life Insurance - 1.6%
 11,700,000 ASIF Global Financing XXVII,
            2.380%, 2/26/2009, (SGD), 144A                            7,448,233
  4,260,000 Mutual of Omaha Insurance Co.,
            6.800%, 6/15/2036, 144A                                   4,591,607
                                                                    -----------
                                                                     12,039,840
                                                                    -----------
            Local Authorities - 0.4%
  2,730,000 Michigan Tobacco Settlement Finance Authority,
            7.309%, 6/01/2034                                         2,850,038
                                                                    -----------
            Media Cable - 2.1%
  5,985,000 Comcast Corp.,
            5.650%, 6/15/2035                                         5,432,806
  2,255,000 Comcast Corp.,
            6.450%, 3/15/2037                                         2,256,218
  2,825,000 Comcast Corp.,
            6.500%, 11/15/2035                                        2,844,953
  3,750,000 Cox Communications, Inc.,
            Class A,
            6.750%, 3/15/2011(c)                                      3,920,310
    350,000 NTL Cable Plc,
            9.750%, 4/15/2014, (GBP)                                    727,275
                                                                    -----------
                                                                     15,181,562
                                                                    -----------
            Media Non-Cable - 1.4%
  2,500,000 Clear Channel Communications, Inc.,
            4.250%, 5/15/2009                                         2,421,297
  1,000,000 Clear Channel Communications, Inc.,
            5.750%, 1/15/2013                                           889,268
  2,370,000 News America, Inc.,
            6.200%, 12/15/2034                                        2,287,560
  4,930,000 News America, Inc.,
            6.400%, 12/15/2035                                        4,897,630
                                                                    -----------
                                                                     10,495,755
                                                                    -----------
            Metals & Mining - 0.6%
  1,500,000 Teck Cominco Ltd.,
            7.000%, 9/15/2012                                         1,586,212
  2,885,000 Vale Overseas Ltd.,
            6.875%, 11/21/2036                                        2,958,989
                                                                    -----------
                                                                      4,545,201
                                                                    -----------

Investments as of December 31, 2006 (Unaudited)


Principal
Amount (a)  Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Mortgage Related - 3.9%
$ 3,000,000 Bank of America - First Union NB
            Commercial Mortgage,
            Series 2001-3, Class A2,
            5.464%, 4/11/2037                                       $ 3,024,433
  2,250,565 CS First Boston Mortgage Securities
            Corp., Series 2005-7, Class 3A1,
            5.000%, 8/25/2020                                         2,223,333
    202,230 Federal Home Loan Mortgage Corp.,
            5.000%, 12/01/2031                                          195,651
  3,000,000 Federal Home Loan Mortgage Corp.,
            5.750%, 1/15/2012(c)                                      3,102,999
  1,850,000 Federal National Mortgage Association,
            5.375%, 11/15/2011(c)                                     1,885,333
 17,450,000 Federal National Mortgage Association,
            5.500%, 3/15/2011(c)                                     17,819,260
     45,968 Federal National Mortgage Association,
            6.000%, 7/01/2029                                            46,492
                                                                    -----------
                                                                     28,297,501
                                                                    -----------
            Non-Captive Consumer - 0.5%
  5,150,000 SLM Corp.,
            6.500%, 6/15/2010, (NZD)                                  3,529,354
                                                                    -----------
            Non-Captive Diversified - 1.7%
  2,370,000 CIT Group, Inc.,
            6.000%, 4/01/2036                                         2,336,768
  9,160,000 General Electric Capital Corp.,
            6.500%, 9/28/2015, (NZD)                                  6,205,913
  4,200,000 General Electric Capital Corp.,
            6.625%, 2/04/2010, (NZD)                                  2,892,085
  1,285,000 General Electric Capital Corp.,
            Series EMTN,
            6.750%, 9/26/2016, (NZD)                                    896,957
                                                                    -----------
                                                                     12,331,723
                                                                    -----------
            Oil Field Services - 0.7%
    665,000 Pecom Energia SA,
            8.125%, 7/15/2010, 144A                                     698,250
    600,000 Transocean Sedco Forex, Inc.,
            7.375%, 4/15/2018                                           658,630
  3,840,000 Weatherford International Ltd.,
            6.500%, 8/01/2036                                         3,854,861
                                                                    -----------
                                                                      5,211,741
                                                                    -----------
            Paper - 1.2%
  1,395,000 Bowater, Inc.,
            6.500%, 6/15/2013(c)                                      1,272,938
  2,265,000 Georgia-Pacific Corp.,
            7.375%, 12/01/2025                                        2,208,375
    140,000 Georgia-Pacific Corp.,
            7.750%, 11/15/2029                                          139,650
    815,000 Georgia-Pacific Corp.,
            8.000%, 1/15/2024                                           827,225
  2,280,000 Georgia-Pacific Corp.,
            8.875%, 5/15/2031                                         2,411,100
    575,000 Georgia-Pacific Corp., (Timber Group),
            7.250%, 6/01/2028                                           557,750
    750,000 International Paper Co.,
            4.000%, 4/01/2010                                           719,855
    300,000 International Paper Co.,
            5.250%, 4/01/2016                                           285,411
                                                                    -----------
                                                                      8,422,304
                                                                    -----------
            Pharmaceuticals - 0.1%
    500,000 Schering-Plough Corp.,
            5.550%, 12/01/2013                                          501,448
                                                                    -----------
            Pipelines - 2.8%
  3,685,000 Colorado Interstate Gas Co.,
            5.950%, 3/15/2015                                         3,635,857
    125,000 Colorado Interstate Gas Co.,
            6.800%, 11/15/2015                                          129,973
  2,010,000 Duke Energy Field Services LLC,
            6.450%, 11/03/2036, 144A                                  2,065,217
     70,000 El Paso Corp.,
            6.375%, 2/01/2009                                            70,700
  2,470,000 El Paso Corp.,
            6.950%, 6/01/2028                                         2,457,650
    935,000 El Paso Corp.,
            7.000%, 5/15/2011                                           970,062
    250,000 El Paso Corp.,
            7.750%, 6/15/2010                                           264,375
    540,000 Energy Transfer Partners LP,
            6.125%, 2/15/2017                                           547,513
    395,000 Energy Transfer Partners LP,
            6.625%, 10/15/2036                                          406,719
    310,000 Kinder Morgan Finance,
            5.700%, 1/05/2016                                           284,431
    130,000 Kinder Morgan Finance,
            6.400%, 1/05/2036                                           115,905
    320,000 Kinder Morgan, Inc.,
            5.150%, 3/01/2015                                           287,136
  2,130,000 Plains All American Pipeline LP,
            6.125%, 1/15/2017, 144A                                   2,141,099
  4,595,000 Plains All American Pipeline LP,
            6.650%, 1/15/2037, 144A                                   4,665,207
  2,415,000 Tennessee Gas Pipeline Co.,
            7.000%, 10/15/2028                                        2,549,945
                                                                    -----------
                                                                     20,591,789
                                                                    -----------
            Property & Casualty Insurance - 2.0%
  3,460,000 Marsh & McLennan Cos., Inc.,
            5.375%, 7/15/2014                                         3,329,326
  2,590,000 Marsh & McLennan Cos., Inc.,
            5.750%, 9/15/2015                                         2,548,073
  6,050,000 Marsh & McLennan Cos., Inc.,
            5.875%, 8/01/2033(c)                                      5,510,401
  2,830,000 Travelers Property Casualty Corp.,
            6.375%, 3/15/2033                                         2,980,553
                                                                    -----------
                                                                     14,368,353
                                                                    -----------
            Railroads - 0.7%
  5,000,000 Canadian Pacific Railway Ltd.,
            4.900%, 6/15/2010, (CAD), 144A                            4,354,843
    195,000 Missouri Pacific Railroad Co.,
            4.750%, 1/01/2020                                           169,880
    243,000 Missouri Pacific Railroad Co.,
            4.750%, 1/01/2030                                           205,236
    351,000 Missouri Pacific Railroad Co.,
            5.000%, 1/01/2045                                           276,794
                                                                    -----------
                                                                      5,006,753
                                                                    -----------
            Real Estate Investment Trusts - 1.3%
  4,000,000 Colonial Realty LP,
            4.800%, 4/01/2011                                         3,845,992
    625,000 Colonial Realty LP,
            5.500%, 10/01/2015                                          609,485
  1,000,000 EOP Operating LP,
            6.750%, 2/15/2012                                         1,079,972
  2,195,000 Highwoods Realty LP,
            7.500%, 4/15/2018                                         2,438,568
    234,000 iStar Financial, Inc., Series REGS,
            5.700%, 3/01/2014                                           231,882

Investments as of December 31, 2006 (Unaudited)


  Principal
  Amount (a)  Description                                           Value (+)
 ------------ ---------------------------------------------------  ------------
              Real Estate Investment Trusts - continued
 $  1,000,000 Spieker Properties, Inc.,
              7.350%, 12/01/2017                                   $  1,198,987
                                                                   ------------
                                                                      9,404,886
                                                                   ------------
              Restaurants - 0.1%
    1,000,000 McDonald's Corp.,
              3.628%, 10/10/2010, (SGD)                                 653,949
                                                                   ------------
              Retailers - 0.0%
       22,000 J.C. Penney Co., Inc.,
              7.125%, 11/15/2023                                         23,938
       25,000 Kellwood Co.,
              7.625%, 10/15/2017                                         22,850
                                                                   ------------
                                                                         46,788
                                                                   ------------
              Sovereigns - 14.3%
   28,455,000 Canadian Government,
              4.250%, 9/01/2008, (CAD)                               24,478,889
    5,600,000 Canadian Government,
              4.250%, 12/01/2008, (CAD)                               4,821,671
   38,265,000 Canadian Government,
              4.500%, 9/01/2007, (CAD)                               32,881,026
    9,600,000 Canadian Government,
              5.500%, 6/01/2010, (CAD)                                8,625,717
    5,000,000 Canadian Government,
              Series WH31,
              6.000%, 6/01/2008, (CAD)                                4,400,377
  820,000(++) Mexican Fixed Rate Bonds,
              Series M-20,
              8.000%, 12/07/2023, (MXN)                               7,908,525
  770,000(++) Mexican Fixed Rate Bonds,
              Series MI-10,
              9.000%, 12/20/2012, (MXN)                               7,690,021
    1,920,495 PF Export Receivables Master Trust,
              6.436%, 6/01/2015, 144A                                 1,958,905
    1,515,000 Republic of Brazil,
              8.250%, 1/20/2034                                       1,836,938
      325,000 Republic of Brazil,
              8.875%, 4/15/2024                                         404,950
      250,000 Republic of Brazil,
              11.000%, 8/17/2040                                        331,250
    6,285,000 Republic of Brazil,
              12.500%, 1/05/2022, (BRL)                               3,348,862
      240,000 Republic of Peru,
              5.000%, 3/07/2017(d)                                      238,200
      500,000 Republic of South Africa,
              5.250%, 5/16/2013, (EUR)                                  680,921
   26,245,000 Republic of South Africa,
              13.000%, 8/31/2010, (ZAR)                               4,303,533
                                                                   ------------
                                                                    103,909,785
                                                                   ------------
              Supranational - 2.3%
   22,000,000 Inter-American Development Bank,
              Series EMTN,
              Zero Coupon, 5/11/2009, (BRL)                           7,542,710
   13,265,000 Inter-American Development Bank,
              Series EMTN,
              6.000%, 12/15/2017, (NZD)                               8,934,159
                                                                   ------------
                                                                     16,476,869
                                                                   ------------
              Technology - 3.3%
    2,500,000 Arrow Electronics, Inc.,
              6.875%, 7/01/2013                                       2,607,987
    2,000,000 Arrow Electronics, Inc.,
              6.875%, 6/01/2018                                       2,066,112
    5,480,000 Avnet, Inc.,
              6.000%, 9/01/2015                                       5,403,275
    1,145,000 Avnet, Inc.,
              6.625%, 9/15/2016                                       1,177,405
      260,000 Corning, Inc.,
              6.850%, 3/01/2029                                         270,576
    6,650,000 Corning, Inc.,
              7.250%, 8/15/2036                                       7,126,519
    1,625,000 Motorola, Inc.,
              8.000%, 11/01/2011                                      1,798,170
    3,115,000 Samsung Electronics Co. Ltd.,
              7.700%, 10/01/2027, 144A                                3,324,583
                                                                   ------------
                                                                     23,774,627
                                                                   ------------
              Tobacco - 0.3%
    2,000,000 Altria Group, Inc.,
              7.000%, 11/04/2013                                      2,173,032
              Transportation Services - 0.1%
    1,000,000 ERAC USA Finance Co.,
              6.800%, 2/15/2008, 144A                                 1,010,048
                                                                   ------------
              Treasuries - 13.7%
   11,940,000 U.S. Treasury Bond,
              5.375%, 2/15/2031(c)                                   12,789,794
   16,205,000 U.S. Treasury Note,
              3.250%, 8/15/2007(c)                                   16,029,662
   72,250,000 U.S. Treasury Note,
              3.750%, 5/15/2008(c)                                   71,143,708
                                                                   ------------
                                                                     99,963,164
                                                                   ------------
              Wireless - 2.4%
    1,000,000 America Movil SA de CV,
              4.125%, 3/01/2009                                         973,057
    1,750,000 Motorola, Inc.,
              5.220%, 10/01/2097                                      1,413,860
   13,860,000 Nextel Communications, Inc.,
              Series F,
              5.950%, 3/15/2014                                      13,497,090
    1,400,000 Philippine Long Distance Telephone Co.,
              8.350%, 3/06/2017                                       1,589,000
                                                                   ------------
                                                                     17,473,007
                                                                   ------------
              Wirelines - 6.3%
    1,205,000 AT&T, Inc.,
              6.150%, 9/15/2034                                       1,185,197
    6,380,000 AT&T Corp.,
              6.500%, 3/15/2029                                       6,368,063
    8,125,000 BellSouth Corp.,
              6.000%, 11/15/2034                                      7,800,918
      350,000 GTE Corp.,
              6.940%, 4/15/2028                                         366,948
    1,625,000 Koninklijke (Royal) KPN NV,
              Series GMTN,
              8.375%, 10/01/2030                                      1,861,852
      620,000 New England Telephone & Telegraph,
              7.875%, 11/15/2029                                        676,463
      250,000 Qwest Capital Funding, Inc.,
              6.500%, 11/15/2018                                        233,750
    2,710,000 Qwest Capital Funding, Inc.,
              6.875%, 7/15/2028                                       2,476,263
    1,440,000 Qwest Capital Funding, Inc.,
              7.625%, 8/03/2021                                       1,418,400
    1,005,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                         986,164
       90,000 Qwest Corp.,
              6.875%, 9/15/2033                                          85,950
   10,520,000 Telefonica Emisiones SAU,
              7.045%, 6/20/2036                                      11,173,997
    1,000,000 Telekom Malaysia Berhad,
              7.875%, 8/01/2025, 144A                                 1,220,342

Investments as of December 31, 2006 (Unaudited)


 Principal
 Amount (a)   Description                                          Value (+)
 ----------   -------------------------------------------------  -------------
              Wirelines - continued
 $  7,175,000 Verizon Communications,
              5.850%, 9/15/2035                                  $   6,871,835
    2,484,000 Verizon Maryland, Inc.,
              5.125%, 6/15/2033                                      2,037,769
    1,330,000 Verizon New York, Inc.,
              Series B,
              7.375%, 4/01/2032                                      1,373,241
                                                                 -------------
                                                                    46,137,152
                                                                 -------------
              Total Non-Convertible Bonds
              (Identified Cost $649,907,987)                       674,920,944
                                                                 -------------
 Convertible Bonds - 2.4%
              Banking - 1.0%
    7,185,000 Wells Fargo & Co.,
              5.121%, 5/01/2033(d)                                   7,208,208
                                                                 -------------
              Independent/Energy - 0.4%
      500,000 Devon Energy Corp.,
              4.900%, 8/15/2008                                        692,500
    1,750,000 Devon Energy Corp.,
              4.950%, 8/15/2008                                      2,423,750
                                                                 -------------
                                                                     3,116,250
                                                                 -------------
              Pharmaceuticals - 0.9%
    5,920,000 Bristol-Myers Squibb Co.,
              4.860%, 9/15/2023(d)                                   5,920,000
      360,000 Watson Pharmaceuticals, Inc.,
              1.750%, 3/15/2023(c)                                     332,100
                                                                 -------------
                                                                     6,252,100
                                                                 -------------
              Technology - 0.1%
      710,000 Avnet, Inc.,
              2.000%, 3/15/2034                                        714,437
                                                                 -------------
              Wirelines - 0.0%
      280,000 Level 3 Communications, Inc.,
              6.000%, 3/15/2010                                        258,300
                                                                 -------------
              Total Convertible Bonds
              (Identified Cost $16,508,144)                         17,549,295
                                                                 -------------
              Total Bonds and Notes
              (Identified Cost $666,416,131)                       692,470,239
                                                                 -------------
 Short-Term Investments - 23.9%

   26,035,000 Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 12/29/06 at 4.250% to
              be repurchased at $26,047,294 on 1/02/07
              collateralized by $22,675,000 U.S. Treasury Bond,
              6.250% due 8/15/23 with a value of $26,561,019(e)     26,035,000
                                                                 -------------
 Shares
 ------
  147,963,583 State Street Securities Lending Quality Trust(f)     147,963,583
                                                                 -------------
              Total Short-Term Investments
              (Identified Cost $173,998,583)                       173,998,583
                                                                 -------------
              Total Investments - 119.0%
              (Identified Cost $840,414,714)(b)                    866,468,822
              Other assets less liabilities -- (19.0)%            (138,269,748)
                                                                 -------------
              Total Net Assets -- 100.0%                         $ 728,199,074
                                                                 =============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)   Amount shown represents units.

Investments as of December 31, 2006 (Unaudited)


(a)    Principal amount stated in U.S. dollars unless otherwise noted.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

       At December 31, 2006, the net unrealized appreciation on investments based on cost of $843,713,737 for federal tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         securities in which there is an excess of value
         over tax cost                                      $30,795,218
       Aggregate gross unrealized depreciation for all
         securities in which there is an excess of tax
         cost over value                                     (8,040,133)
                                                            -----------
       Net unrealized appreciation                          $22,755,085
                                                            ===========

       At September 30, 2006 the Fund had a capital loss carryover of approximately $215,200 all of which expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $145,003,499 and $147,963,583, respectively.

(d)    Variable rate security. Rate as of December 31, 2006 is disclosed.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)    Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December, 31, 2006, the total value of these securities amounted to $90,834,310 or 12.5% of total net assets.

       Key to Abbreviations:

AUD    Australian Dollar

BRL    Brazilian Real

CAD    Canadian Dollar

EUR    Euro

GBP    British Pound

IDR    Indonesian Rupiah

KRW    South Korean Won

MXN    Mexican Peso

NZD    New Zealand Dollar

SGD    Singapore Dollar

THB    Thailand Baht

ZAR    South African Rand

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Sovereigns                                                           14.3%

   Treasuries                                                           13.7

   Banking                                                               7.5

   Foreign Local Governments                                             6.4

   Wirelines                                                             6.3

   Home Construction                                                     3.9

   Mortgage Related                                                      3.9

   Electric                                                              3.5

   Technology                                                            3.4

   Pipelines                                                             2.8

   Wireless                                                              2.4

   Supranational                                                         2.3

   Media Cable                                                           2.1

   Property & Casualty Insurance                                         2.0

   Other, less than 2% each                                             20.6

Currency Exposure at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Unites States Dollar                                                 64.4%

   Canadian Dollar                                                      17.5

   New Zealand Dollar                                                    3.2

   Brazilian Real                                                        3.0

   Mexican Peso                                                          2.1

   Others, less then 2% each                                             5.1

     Loomis Sayles Limited Term Government and Agency Fund -- Portfolio of
                                  Investments

Investments as of December 31, 2006 (Unaudited)


 Principal
  Amount    Description                                              Value (+)
----------- ------------------------------------------------------  -----------
Bonds and Notes -- 99.1% of Net Assets
            Asset-Backed Securities -- 4.3%
$ 1,035,000 Countrywide Asset-Backed
            Certificates, Series 2004-S1, Class A3,
            4.615%, 2/25/2035                                       $ 1,001,776
  2,200,000 Countrywide Asset-Backed
            Certificates, Series 2006-S1, Class A2,
            5.549%, 8/25/2021                                         2,193,164
    122,595 Residential Funding Mortgage
            Securities II, Series 2004-HI3, Class A3,
            3.810%, 8/25/2017                                           122,129
    670,000 Residential Funding Mortgage
            Securities II, Series 2004-HI3, Class A4,
            4.630%, 1/25/2020                                           663,275
    660,000 Residential Funding Mortgage
            Securities II, Series 2005-HI3, Class A4,
            5.490%, 9/25/2035                                           652,472
    853,476 Residential Funding Mortgage
            Securities II, Series 2002-HI5, Class A7,
            5.700%, 1/25/2028                                           857,256
                                                                    -----------
                                                                      5,490,072
                                                                    -----------
            Collateralized Mortgage Obligation -- 0.2%
    228,196 Federal Home Loan Mortgage Corporation,
            Series 3145, Class KA,
            5.000%, 8/15/2024                                           226,811
                                                                    -----------
            Hybrid ARMs -- 1.9%
  1,981,930 Morgan Stanley Mortgage Loan Trust,
            Series 2005-3AR, Class 5A,
            5.590%, 7/25/2035(b)                                      1,954,054
    416,696 Washington Mutual,
            Series 2004-AR7, Class A2A,
            3.537%, 7/25/2034(b)                                        415,321
                                                                    -----------
                                                                      2,369,375
                                                                    -----------
            Mortgage Backed Securities -- 1.9%
  1,400,000 Commercial Mortgage Pass Through Certificates,
            Series 2006-C7, Class A4,
            5.769%, 6/10/2046(b)                                      1,450,736
    985,000 Greenwich Capital Commercial Funding Corp.,
            Series 2005-GG5, Class A2,
            5.117%, 4/10/2037                                           981,498
                                                                    -----------
                                                                      2,432,234
                                                                    -----------
            Mortgage Related -- 61.3%
  4,200,000 Federal Home Loan Bank,
            3.625%, 11/14/2008                                        4,094,853
    854,489 FHLMC,
            4.500%, 5/01/2034                                           801,623
  7,967,765 FHLMC,
            5.000%, with various maturities to 2030(c)                7,848,948
  2,751,257 FHLMC,
            5.500%, 12/01/2034                                        2,723,733
  7,583,606 FHLMC,
            6.000%, with various maturities to 2021(c)                7,685,634
 12,689,006 FHLMC,
            6.500%, with various maturities to 2034(c)               12,961,142
    289,776 FHLMC,
            7.000%, 2/01/2016                                           297,529
     53,096 FHLMC,
            7.500%, with various maturities to 2026(c)                   54,895
     33,176 FHLMC,
            8.000%, with various maturities to 2015(c)                   34,608
      6,707 FHLMC,
            10.000%, 7/01/2019                                            7,366
    311,196 FHLMC,
            11.500%, with various maturities to 2020(c)                 337,019
 15,065,409 FNMA,
            4.000%, with various maturities to 2019(c)               14,213,721
  2,948,221 FNMA,
            4.500%, with various maturities to 2035(c)                2,799,982
  2,249,020 FNMA,
            5.000%, 6/01/2035                                         2,171,973
  4,423,591 FNMA,
            5.500%, with various maturities to 2034(c)                4,388,078
  5,132,171 FNMA,
            6.000%, with various maturities to 2034(c)                5,196,141
  8,324,760 FNMA,
            6.500%, with various maturities to 2036(c)                8,488,582
    600,000 FNMA,
            6.625%, 9/15/2009(d)                                        624,746
    304,122 FNMA,
            7.000%, 12/01/2022                                          316,303
    724,154 FNMA,
            7.500%, with various maturities to 2032(c)                  752,376
    128,604 FNMA,
            8.000%, with various maturities to 2016(c)                  135,138
    155,098 GNMA,
            6.000%, 12/15/2031                                          157,503
    595,427 GNMA,
            6.500%, 5/15/2031                                           612,007
    502,794 GNMA,
            7.000%, with various maturities to 2029(c)                  519,609
     28,971 GNMA,
            9.000%, with various maturities to 2009(c)                   29,647
      6,062 GNMA,
            9.500%, 8/15/2009                                             6,289
     10,334 GNMA,
            12.500%, with various maturities to 2015(c)                  11,487

     Loomis Sayles Limited Term Government and Agency Fund - Portfolio of
                            Investments (continued)

Investments as of December 31, 2006 (Unaudited)


  Principal
   Amount    Description                                            Value (+)
 ----------- ---------------------------------------------------  ------------
             Mortgage Related - continued
 $   138,195 GNMA,
             16.000%, with various maturities to 2012(c)          $    158,164
      53,475 GNMA,
             17.000%, with various maturities to 2011(c)                62,373
                                                                  ------------
                                                                    77,491,469
                                                                  ------------
             Treasuries -- 29.5%
   8,180,000 U.S Treasury Bill,
             4.860%, 3/22/2007(f)                                    8,093,685
   4,040,000 U.S. Treasury Note,
             3.125%, 5/15/2007(d)                                    4,011,595
  10,815,000 U.S. Treasury Note,
             3.125%, 10/15/2008(d)                                  10,502,803
   8,490,000 U.S. Treasury Note,
             3.375%, 2/28/2007(d)                                    8,468,113
   1,930,000 U.S. Treasury Note,
             6.125%, 8/15/2007(d)                                    1,942,213
     750,000 U.S. Treasury Note,
             6.625%, 5/15/2007(d)                                      754,189
   4,000,000 U.S. Treasury STRIPS,
             Zero Coupon, 11/15/2009                                 3,500,836
                                                                  ------------
                                                                    37,273,434
                                                                  ------------
             Total Bonds and Notes
             (Identified Cost $126,441,684)                        125,283,395
                                                                  ------------
   Shares/
  Principal
   Amount
 -----------
 Short-Term Investments -- 20.2%
  24,707,987 State Street Securities Lending Quality Trust(e)       24,707,987
 $   893,824 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 12/29/2006 at 4.250% to
             be repurchased at $894,246 on 1/02/2007,
             collateralized by $650,000 U.S. Treasury Bond,
             8.750% due 8/15/2020 valued at $918,120(g)                893,824
                                                                  ------------
             Total Short-Term Investments
             (Identified Cost $25,601,811)                          25,601,811
                                                                  ------------
             Total Investments -- 119.3%
             (Identified Cost $152,043,495)(a)                     150,885,206
             Other assets less liabilities--(19.3)%                (24,444,576)
                                                                  ------------
             Net Assets -- 100%                                   $126,440,630
                                                                  ============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
       Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

     Loomis Sayles Limited Term Government and Agency Fund - Portfolio of
                            Investments (continued)

Investments as of December 31, 2006 (Unaudited)


       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

       At December 31, 2006, the net unrealized depreciation on investments based on cost of $152,311,549 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                     $   296,471
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value.                                    (1,722,814)
                                                            -----------
       Net unrealized depreciation                          $(1,426,343)
                                                            ===========

       At September 30, 2006, the Fund had a capital loss carryover of approximately $22,102,133 of which $9,755,614 expires on September 30, 2007, $4,165,768 expires on September 30, 2008, $4,128,091 expires on
       September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011 and $193,904 expires on September 30, 2012 and $2,770,324 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) Variable Rate Security. Interest rate disclosed is that which was in effect at December 31, 2006. Date disclosed is the next interest rate reset date.

(c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Schedule of Investments.

(d) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $24,231,643 and $24,707,987, respectively.

(e)    Represents investment of securities lending collateral.

(f)    Annualized yield at time of purchase; not a coupon rate.

(g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

 FHLMC Federal Home Loan Mortgage Corporation

  FNMA Federal National Mortgage Association

  GNMA Government National Mortgage Association

STRIPS Separate Trading of Registered Interest and Principal of Securities

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Mortgage Related                                                     61.3%

   Treasuries                                                           29.5

   Asset-Backed Securities                                               4.3

   Other, less than 2% each                                              4.0

        Loomis Sayles Municipal Income Fund - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


Principal
 Amount    Description                                               Value (+)
---------- --------------------------------------------------------  ----------
Tax Exempt Obligations -- 98.7% of Net Assets
           California -- 8.4%
$1,000,000 California Health Facilities Financing Authority
           (California Healthcare West),
           4.950%, 7/01/2026                                         $1,058,320
 1,000,000 California Health Facilities Financing Authority
           (Cedar-Sinai Medical Center),
           5.000%, 11/15/2027                                         1,043,590
 1,500,000 California State,
           5.125%, 6/01/2027                                          1,564,456
 2,655,000 California Statewide Communities Development Authority
           (California Endowment),
           5.250%, 7/01/2023                                          2,868,276
 1,500,000 California Statewide Communities Development Authority
           (Sutter Health),
           Series A,
           5.000%, 11/15/2043                                         1,556,460
                                                                     ----------
                                                                      8,091,102
                                                                     ----------
           Colorado -- 2.6%
 2,500,000 Colorado Health Facilities Authority,
           5.000%, 12/01/2035                                         2,538,600
                                                                     ----------
           District of Columbia -- 3.3%
 3,000,000 Metropolitan Washington D.C. Airports Authority,
           5.125%, 10/01/2029
           (FGIC Insured)                                             3,154,080
                                                                     ----------
           Florida -- 1.1%
 1,000,000 Jacksonville, FL,
           Economic Development Community Health Care Facilities
           (Mayo Clinic),
           5.000%, 11/15/2036                                         1,051,080
                                                                     ----------
           Guam -- 1.1%
 1,000,000 Guam Government Waterworks Authority,
           5.875%, 7/01/2035                                          1,072,830
                                                                     ----------
           Illinois -- 3.3%
 1,000,000 Illinois Educational Facility Authority Revenue,
           5.000%, 7/01/2033                                          1,043,890
 2,000,000 Metropolitan Pier & Exposition Authority, IL,
           5.250%, 6/15/2042 (MBIA Insured)                           2,124,220
                                                                     ----------
                                                                      3,168,110
                                                                     ----------
           Indiana -- 1.1%
 1,000,000 Indiana Health & Educational Facility,
           Financing Authority
           (Clarian Health Obligation),
           Series A,
           5.000%, 2/15/2039                                          1,035,480
                                                                     ----------
           Kansas -- 1.0%
 1,000,000 University of Kansas Hospital Authority,
           Health Facilities Revenue,
           4.500%, 9/01/2032                                            976,140
                                                                     ----------
           Louisiana -- 5.3%
 4,000,000 DeSoto Parish, LA,
           Environmental Improvement,
           5.000%, 11/01/2018                                         4,095,960
$1,000,000 Ernest N. Morial, New Orleans, LA,
           Exhibit Hall Authority,
           5.000%, 7/15/2033 (AMBAC Insured)                         $1,036,590
                                                                     ----------
                                                                      5,132,550
                                                                     ----------
           Massachusetts -- 3.9%
 1,500,000 Massachusetts State,
           5.000%, 3/01/2019                                          1,606,770
 1,000,000 Massachusetts State Development Finance Agency Revenue,
           Simmons College,
           Series H,
           5.250%, 10/01/2033 (XLCA Insured)                          1,148,700
 1,045,000 Massachusetts State Health & Educational Facilities
           Authority (Lahey Clinic Medical Center),
           4.500%, 8/15/2035 (FGIC Insured)                           1,045,690
                                                                     ----------
                                                                      3,801,160
                                                                     ----------
           Michigan -- 6.1%
 1,500,000 Michigan State Hospital Finance Authority Revenue (Henry
           Ford Health System),
           Series A,
           5.000%, 11/15/2038                                         1,560,345
 1,100,000 Michigan State Hospital Finance Authority Revenue
           (Oakwood Obligated Group),
           5.500%, 11/01/2014                                         1,193,533
 1,000,000 Taylor Brownfield Redevelopment Authority, MI,
           5.000%, 5/01/2025 (MBIA Insured)                           1,062,880
 2,000,000 University of Michigan,
           5.250%, 12/01/2020                                         2,134,660
                                                                     ----------
                                                                      5,951,418
                                                                     ----------
           Minnesota -- 3.3%
 1,000,000 Chaska Minnesota Electric Revenue,
           5.250%, 10/01/2025                                         1,081,420
 2,000,000 Minnesota State Municipal Power Agency,
           5.250%, 10/01/2024                                         2,149,740
                                                                     ----------
                                                                      3,231,160
                                                                     ----------
           Mississippi -- 5.7%
 2,000,000 Lowndes County, MS,
           Solid Waste Disposal & Pollution Control,
           6.700%, 4/01/2022                                          2,431,640
 2,500,000 Lowndes County, MS,
           Solid Waste Disposal & Pollution Control,
           6.800%, 4/01/2022                                          3,066,525
                                                                     ----------
                                                                      5,498,165
                                                                     ----------
           New Jersey -- 5.6%
 1,000,000 New Jersey Economic Development Authority,
           5.500%, 6/15/2024                                          1,049,020
 1,000,000 New Jersey Economic Development Authority,
           5.625%, 6/15/2018                                          1,036,790
 1,000,000 New Jersey Health Care Facilities Financing Authority
           (Catholic Health East),
           5.375%, 11/15/2033                                         1,057,800

Investments as of December 31, 2006 (Unaudited)


 Principal
  Amount    Description                                             Value (+)
 ---------- ------------------------------------------------------ -----------
            New Jersey - continued
 $2,000,000 New Jersey Transportation Trust Fund Authority,
            Series A,
            5.500%, 12/15/2023                                     $ 2,326,220
                                                                   -----------
                                                                     5,469,830
                                                                   -----------
            New York -- 17.9%
  1,020,000 New York, NY,
            6.000%, 1/15/2020                                        1,142,828
  1,400,000 New York, NY, City Health & Hospital Corp.,
            5.000%, 2/15/2020 (FSA Insured)                          1,467,410
  1,000,000 New York, NY, City Industrial Development Agency,
            5.500%, 1/01/2024                                        1,081,730
  2,000,000 New York, NY, City Municipal Water Finance Authority,
            Series C,
            5.000%, 6/15/2025 (MBIA Insured)                         2,133,260
  1,000,000 New York, NY, City Municipal Water Finance Authority,
            Series A,
            5.125%, 6/15/2034 (FSA Insured)                          1,055,560
  1,000,000 New York State Dormitory Authority (Rockefeller
            University),
            5.000%, 7/01/2032(b)                                     1,051,880
  2,000,000 New York State Dormitory Authority,
            5.500%, 5/15/2013                                        2,158,580
  2,740,000 New York State Dormitory Authority,
            5.750%, 7/01/2013                                        2,971,284
  1,000,000 New York State Housing Finance Agency,
            5.250%, 9/15/2019                                        1,085,910
  3,000,000 New York State Municipal Bond Bank Agency,
            Series C,
            5.250%, 6/01/2020                                        3,203,039
                                                                   -----------
                                                                    17,351,481
                                                                   -----------
            North Carolina -- 1.4%
  1,300,000 North Carolina Eastern Municipal Power Agency,
            Series A,
            5.500%, 1/01/2012                                        1,385,020
                                                                   -----------
            Oregon -- 3.0%
  1,750,000 Multnomah County, OR, Hospital Facilities Authority
            (Providence Health System),
            5.250%, 10/01/2012                                       1,884,365
    485,000 Oregon, Western Generation Agency, Wauna
            Cogeneration Project,
            Series A,
            5.000%, 1/01/2021                                          501,558
    500,000 Oregon, Western Generation Agency, Wauna
            Cogeneration Project,
            Series A,
            5.000%, 1/01/2020                                          518,195
                                                                   -----------
                                                                     2,904,118
                                                                   -----------
            Pennsylvania -- 3.4%
  3,000,000 Pennsylvania State Industrial Development Authority,
            5.500%, 7/01/2019 (AMBAC Insured)                        3,292,230
                                                                   -----------
            Puerto Rico -- 3.3%
  1,000,000 Puerto Rico Commonwealth Infrastructure Financing
            Authority,
            Series A,
            5.500%, 10/01/2040                                       1,065,230
  2,000,000 Puerto Rico Public Finance Corp., Commonwealth
            Appropriation
            Series A,
            5.750%, 8/01/2027(b)                                     2,159,260
                                                                   -----------
                                                                     3,224,490
                                                                   -----------
            South Carolina -- 3.3%
  1,100,000 Charleston Educational Excellence Finance Corp.,
            5.250%, 12/01/2030                                       1,179,145
  1,155,000 Lexington One School Facilities Corp.,
            5.000%, 12/01/2026                                       1,217,716
    800,000 Newberry Investing in Children's Education (Newberry
            County School District),
            5.250%, 12/01/2022                                         844,200
                                                                   -----------
                                                                     3,241,061
                                                                   -----------
            South Dakota -- 1.4%
  1,250,000 South Dakota Health & Educational Facilities Authority
            (Sioux Valley Hospital),
            5.250%, 11/01/2027                                       1,323,012
                                                                   -----------
            Tennessee -- 5.1%
  2,000,000 Knox County, TN Health Educational & Housing
            Facilities Board, Hospital Facilities Revenue,
            Series A,
            Zero Coupon Bond,
            1/01/2035                                                  496,520
  2,500,000 Tennessee Energy Acquisition Corp., Gas Revenue,
            Series A,
            5.250%, 9/01/2026                                        2,830,750
  1,500,000 Tennessee Housing Development Agency,
            Series A,
            5.200%, 7/01/2023                                        1,576,185
                                                                   -----------
                                                                     4,903,455
                                                                   -----------
            Texas -- 5.8%
  1,130,000 Conroe, TX, Independent School District,
            4.500%, 2/15/2030                                        1,133,311
  2,000,000 Dallas-Fort Worth, TX,
            International Airport,
            5.500%, 11/01/2033 (MBIA Insured)                        2,149,080
  1,260,000 Keller, TX, Independent School District,
            Series A,
            4.500%, 8/15/2031                                        1,262,873
  1,000,000 Lewisville, TX, Independent School District,
            5.250%, 8/15/2027                                        1,044,020
                                                                   -----------
                                                                     5,589,284
                                                                   -----------
            Washington -- 2.3%
  2,000,000 Energy Northwest, WA, Electric,
            Project No. 1, Series A,
            5.500%, 7/01/2014                                        2,215,740
                                                                   -----------

Investments as of December 31, 2006 (Unaudited)


Principal
 Amount    Description                                              Value (+)
---------- ------------------------------------------------------  -----------
           Total Tax Exempt Obligations
           (Identified Cost $91,706,569)                           $95,601,596
                                                                   -----------
Short-Term Investments -- 1.9%
$1,862,294 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 12/29/2006 at 4.250% to be
           repurchased at $1,863,173 on 1/02/2007, collateralized
           by $1,345,000 U.S. Treasury Bond, 8.750% due 8/15/2020
           valued at $1,899,803(c)
           (Identified Cost $1,862,294)                              1,862,294
                                                                   -----------
           Total Investments -- 100.6%
           (Identified Cost $93,568,863)(a)                         97,463,890
           Other assets less liabilities--(0.6)%                      (549,655)
                                                                   -----------
           Net Assets -- 100%                                      $96,914,235
                                                                   ===========
--------
+ Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
       Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):

       At December 31, 2006, the net unrealized appreciation on investments based on cost of $93,252,232 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost.                                       $4,280,082
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value.                                             (68,424)
                                                              ----------
       Net unrealized appreciation                            $4,211,658
                                                              ==========

(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Investments as of December 31, 2006 (Unaudited)


AMBAC  American Municipal Bond Assurance Corp.

 FGIC  Financial Guarantee Insurance Company

 MBIA  Municipal Bond Investors Assurance Corp.

  FSA  Financial Security Assurance, Inc.

 XLCA  XL Capital Assurance

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Corporate Backed/Industrial Revenue/Pollution Control                13.3%

   Hospital                                                             10.1

   Hospital Obligated Group                                              9.4

   Electric                                                              8.1

   College & Universities                                                7.5

   Special Tax                                                           6.5

   Airport                                                               5.5

   State Appropriation                                                   4.6

   Lease                                                                 4.5

   Water & Sewage                                                        4.4

   School District                                                       3.5

   Bond Bank/Pooled Loan Program                                         3.3

   State General Obligation                                              3.3

   Non-Profit                                                            3.0

   Gas                                                                   2.9

   Senior Living                                                         2.6

   City & Town                                                           2.3

   Other, less than 2% each                                              3.9

            LOOMIS SAYLES RESEARCH FUND - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


 Shares Description                                     Value (+)
 ------ ----------------------------------------------- ----------
 Common Stocks - 99.3% of Total Net Assets

        Aerospace & Defense - 7.4%
  5,150 Boeing Co.                                      $  457,526
  4,800 Lockheed Martin Corp.                              441,936
  6,000 Northrop Grumman Corp.                             406,200
  3,400 Precision Castparts Corp.                          266,152
  8,525 United Technologies Corp.                          532,983
                                                        ----------
                                                         2,104,797
                                                        ----------
        Beverages - 5.2%
 12,325 Coca-Cola Co.                                      594,681
  6,500 Hansen Natural Corp.(b)(c)                         218,920
 10,875 PepsiCo, Inc.                                      680,231
                                                        ----------
                                                         1,493,832
                                                        ----------
        Capital Markets - 6.1%
  9,275 E*Trade Financial Corp.(b)(c)                      207,946
  2,725 Goldman Sachs Group, Inc.                          543,229
  7,325 Merrill Lynch & Co., Inc.                          681,957
  4,475 State Street Corp.                                 301,794
                                                        ----------
                                                         1,734,926
                                                        ----------
        Chemicals - 2.3%
  2,775 Ashland, Inc.(b)                                   191,974
  3,575 Praxair, Inc.                                      212,105
  4,775 Rohm & Haas Co.                                    244,098
                                                        ----------
                                                           648,177
                                                        ----------
        Commercial Banks - 3.5%
 12,375 U.S. Bancorp(b)                                    447,851
 15,325 Wells Fargo & Co.                                  544,957
                                                        ----------
                                                           992,808
                                                        ----------
        Communications Equipment - 3.5%
 15,875 Cisco Systems, Inc.(c)                             433,864
  5,350 Harris Corp.(b)                                    245,351
 15,900 Motorola, Inc.                                     326,904
                                                        ----------
                                                         1,006,119
                                                        ----------
        Computers & Peripherals - 4.6%
  5,325 Apple Computer, Inc.(c)                            451,773
 14,400 Hewlett-Packard Co.                                593,136
  7,050 Network Appliance, Inc.(b)(c)                      276,924
                                                        ----------
                                                         1,321,833
                                                        ----------
        Consumer Finance - 1.8%
  8,625 American Express Co.                               523,279
                                                        ----------
        Containers & Packaging - 0.7%
  5,475 Pactiv Corp.(b)(c)                                 195,403
                                                        ----------
        Diversified Financial Services - 3.2%
 14,575 Bank of America Corp.                              778,159
  4,200 Nasdaq Stock Market, Inc.(b)(c)                    129,318
                                                        ----------
                                                           907,477
                                                        ----------
        Diversified Telecommunications Services - 3.5%
  8,950 AT&T, Inc.                                         319,962
 14,500 BellSouth Corp.                                    683,095
                                                        ----------
                                                         1,003,057
                                                        ----------
        Electric Utilities - 2.5%
 13,350 Duke Energy Corp.(b)                               443,354
  4,425 Exelon Corp.                                       273,863
                                                        ----------
                                                           717,217
                                                        ----------
        Electrical Equipment - 1.2%
  7,675 Emerson Electric Co.                               338,391
                                                        ----------
        Energy Equipment & Services - 1.1%
  4,900 Schlumberger Ltd.                                  309,484
                                                        ----------
        Healthcare Equipment & Supplies - 3.7%
  8,975 Baxter International, Inc.                         416,350
  2,725 C.R. Bard, Inc.                                    226,093
  7,950 Medtronic, Inc.                                    425,405
                                                        ----------
                                                         1,067,848
                                                        ----------
        Healthcare Providers & Services - 0.8%
  2,725 WellPoint, Inc.(c)                                 214,430
                                                        ----------
        Hotels, Restaurants & Leisure - 0.7%
  3,750 Chipotle Mexican Grill, Inc. Class A(b)(c)         213,750
                                                        ----------
        Household Products - 4.1%
  6,975 Colgate-Palmolive Co.                              455,049
 11,015 Procter & Gamble Co. (The)                         707,934
                                                        ----------
                                                         1,162,983
                                                        ----------
        Independent Power Producer & Energy - 0.9%
  4,625 NRG Energy, Inc.(b)(c)                             259,046
                                                        ----------
        Industrial Conglomerates - 2.2%
  2,325 General Electric Co.                                86,513
  2,550 Textron, Inc.                                      239,114
  9,450 Tyco International Ltd.                            287,280
                                                        ----------
                                                           612,907
                                                        ----------
        Insurance - 6.8%
  4,825 Aflac, Inc.                                        221,950
 11,525 American International Group, Inc.                 825,881
  7,050 Chubb Corp. (The)                                  373,016
  6,150 Prudential Financial, Inc.                         528,039
                                                        ----------
                                                         1,948,886
                                                        ----------
        Internet Software & Services - 4.3%
  8,950 eBay, Inc.(c)                                      269,126
  2,050 Google, Inc., Class A(c)                           943,984
                                                        ----------
                                                         1,213,110
                                                        ----------
        Life Science Tools & Services - 1.1%
  6,675 Thermo Fisher Scientific, Inc.(c)                  302,311
                                                        ----------
        Media - 2.0%
  4,225 McGraw-Hill Cos., Inc. (The)                       287,384
 13,375 News Corp., Class A                                287,295
                                                        ----------
                                                           574,679
                                                        ----------
        Multiline Retail - 4.4%
  5,025 J.C. Penney Co., Inc.(b)                           388,734
  6,875 Kohl's Corp.(b)(c)                                 470,456
  7,875 Nordstrom, Inc.(b)                                 388,553
                                                        ----------
                                                         1,247,743
                                                        ----------
        Oil, Gas & Consumable Fuels - 9.0%
  8,800 ConocoPhillips                                     633,160
  3,200 Devon Energy Corp.                                 214,656
 16,375 ExxonMobil Corp.                                 1,254,816
  4,625 Occidental Petroleum Corp.                         225,839
  4,875 XTO Energy, Inc.                                   229,369
                                                        ----------
                                                         2,557,840
                                                        ----------
        Pharmaceuticals - 6.4%
 10,425 Abbott Laboratories                                507,802
 11,450 Johnson & Johnson                                  755,929
 12,750 Merck & Co., Inc.                                  555,900
                                                        ----------
                                                         1,819,631
                                                        ----------
        Real Estate - 0.8%
  7,050 CB Richard Ellis Group, Inc., Class A(c)           234,060
                                                        ----------
        Semiconductors & Semiconductor Equipment - 1.6%
 12,500 Intel Corp.                                        253,125

Investments as of December 31, 2006 (Unaudited)


 Shares    Description                                              Value (+)
---------- ------------------------------------------------------  -----------
           Semiconductors & Semiconductor Equipment - continued
     9,425 National Semiconductor Corp.                                213,948
                                                                   -----------
                                                                   $   467,073
                                                                   -----------
           Software - 1.0%
    13,575 Symantec Corp.(c)                                           283,039
                                                                   -----------
           Specialty Retail - 2.9%
     6,488 American Eagle Outfitters, Inc.(b)                          202,475
    12,200 Staples, Inc.                                               325,740
    10,275 TJX Cos., Inc.                                              293,043
                                                                   -----------
                                                                       821,258
                                                                   -----------
           Total Common Stocks
           (Identified Cost $25,531,544)                            28,297,394
                                                                   -----------
Principal
Amount
---------
Short-Term Investments - 14.5%
$  243,000 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 12/29/06 at 4.250% to be
           repurchased at $243,115 on 1/02/07 collateralized by
           $185,000 U.S. Treasury Bond, 7.625% due 2/15/25 with a
           value of $249,750(d)                                        243,000
                                                                   -----------
Shares
------
 3,900,862 State Street Securities Lending Quality Trust(e)          3,900,862
                                                                   -----------
           Total Short-Term Investments
           (Identified Cost $4,143,862)                              4,143,862
                                                                   -----------
           Total Investments - 113.8%
           (Identified Cost $29,675,406)(a)                         32,441,256
           Other assets less liabilities -- (13.8)%                 (3,939,749)
                                                                   -----------
           Total Net Assets -- 100.0%                              $28,501,507
                                                                   ===========
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

Investments as of December 31, 2006 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

       At December 31, 2006 the unrealized appreciation on investments based on cost of $29,675,406 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost                                      $2,900,661
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value                                      (134,811)
                                                             ----------
        Net unrealized appreciation                          $2,765,850
                                                             ==========

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $3,800,244 and $3,900,862, respectively.

(c)    Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Oil, Gas & Consumable Fuels                                           9.0%

   Aerospace & Defense                                                   7.4

   Insurance                                                             6.8

   Pharmaceuticals                                                       6.4

   Capital Markets                                                       6.1

   Beverages                                                             5.2

   Computers & Peripherals                                               4.6

   Multiline Retail                                                      4.4

   Internet Software & Services                                          4.3

   Household Products                                                    4.1

   Healthcare Equipment & Supplies                                       3.7

   Communications Equipment                                              3.5

   Diversified Telecommunications Services                               3.5

   Commercial Banks                                                      3.5

   Diversified Financial Services                                        3.2

   Specialty Retail                                                      2.9

   Electric Utilities                                                    2.5

   Chemicals                                                             2.3

   Industrial Conglomerates                                              2.2

   Media                                                                 2.0

   Other, less than 2 % each                                            11.7

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Small Cap Growth Fund


                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - 99.2% of Total Net Assets

Aerospace & Defense - 1.2%
Moog, Inc., Class A(b)(c)                                      7,575 $  289,289
                                                                     ----------

Biotechnology - 5.6%
BioMarin Pharmaceutical, Inc.(b)(c)                           12,075    197,909
Digene Corp.(c)                                                4,000    191,680
Keryx Biopharmaceuticals, Inc.(b)(c)                          12,225    162,593
Metabolix, Inc.(c)                                             9,250    175,195
Myriad Genetics, Inc.(b)(c)                                    4,900    153,370
Pharmion Corp.(b)(c)                                           7,025    180,823
Progenics Pharmaceuticals, Inc.(c)                             5,050    129,987
Theravance, Inc.(b)(c)                                         5,350    165,262
                                                                     ----------
                                                                      1,356,819
                                                                     ----------
Capital Markets - 1.2%
GFI Group, Inc.(b)(c)                                          4,600    286,396
                                                                     ----------

Commercial Banks - 0.7%
East West Bancorp, Inc.(b)                                     4,975    176,215
                                                                     ----------

Commercial Services & Supplies - 11.9%
Advisory Board Co.(b)(c)                                       7,175    384,149
American Reprographics Co.(b)(c)                               8,000    266,480
CRA International, Inc.(b)(c)                                  5,225    273,790
FTI Consulting, Inc.(b)(c)                                    10,900    304,001
Huron Consulting Group, Inc.(b)(c)                             7,150    324,181
ICT Group, Inc.(b)(c)                                          8,550    270,095
IHS, Inc., Class A(c)                                          5,725    226,023
Kenexa Corp.(c)                                                8,050    267,743
On Assignment, Inc.(c)                                        23,000    270,250
PeopleSupport, Inc.(b)(c)                                     15,300    322,065
                                                                     ----------
                                                                      2,908,777
                                                                     ----------
Communications Equipment - 3.9%
C-COR, Inc.(b)(c)                                             12,250    136,465
Foundry Networks, Inc.(b)(c)                                  18,525    277,504
Oplink Communications, Inc.(c)                                 6,050    124,388
Redback Networks, Inc.(b)(c)                                   7,100    177,074
Sonus Networks, Inc.(b)(c)                                    36,325    239,382
                                                                     ----------
                                                                        954,813
                                                                     ----------
Computers & Peripherals - 0.9%
Brocade Communications Systems, Inc.(b)(c)                    25,450    208,945
                                                                     ----------

Diversified Consumer Services - 5.1%
DeVry, Inc.(b)(c)                                              8,875    248,500
Jackson Hewitt Tax Service, Inc.                               8,225    279,403
Laureate Education, Inc.(c)                                    4,825    234,640
Sotheby's(b)                                                   5,700    176,814
Steiner Leisure Ltd.(c)                                        6,575    299,162
                                                                     ----------
                                                                      1,238,519
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

COMMON STOCKS - continued

Diversified Telecommunications Services - 1.1%
Cogent Communications Group, Inc.(b)(c)                       16,500 $  267,630
                                                                     ----------

Electrical Equipment - 0.7%
First Solar, Inc.(c)                                           5,900    175,820
                                                                     ----------

Energy Equipment & Services - 3.7%
Dril-Quip, Inc.(b)(c)                                          7,200    281,952
Oil States International, Inc.(c)                              5,450    175,653
Tesco Corp.(c)                                                 8,550    151,079
Universal Compression Holdings, Inc.(b)(c)                     4,750    295,022
                                                                     ----------
                                                                        903,706
                                                                     ----------
Health Care Technology - 2.6%
Allscripts Healthcare Solutions, Inc.(b)(c)                    7,875    212,546
Emageon, Inc.(b)(c)                                           15,575    239,232
Vital Images, Inc.(c)                                          5,600    194,880
                                                                     ----------
                                                                        646,658
                                                                     ----------
Healthcare Equipment & Supplies - 7.2%
ArthroCare Corp.(b)(c)                                         5,675    226,546
Hologic, Inc.(b)(c)                                            5,375    254,130
Inverness Medical Innovations, Inc.(b)(c)                      7,225    279,607
Meridian Bioscience, Inc.(b)                                   8,450    207,279
NuVasive, Inc.(b)(c)                                          11,675    269,692
PolyMedica Corp.(b)                                            6,025    243,470
Viasys Healthcare, Inc.(b)(c)                                  9,575    266,377
                                                                     ----------
                                                                      1,747,101
                                                                     ----------
Healthcare Providers & Services - 6.1%
AMN Healthcare Services, Inc.(b)(c)                           11,425    314,644
inVentiv Health, Inc.(c)                                      11,325    400,339
NovaMed, Inc.(b)(c)                                           28,700    217,259
Radiation Therapy Services, Inc.(c)                            7,375    232,460
Sun Healthcare Group, Inc.(c)                                 24,725    312,277
                                                                     ----------
                                                                      1,476,979
                                                                     ----------
Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc., Class A(b)(c)                    5,300    302,100
McCormick & Schmick's Seafood Restaurants, Inc.(c)            10,150    244,006
Pinnacle Entertainment, Inc.(c)                                5,700    188,898
                                                                     ----------
                                                                        735,004
                                                                     ----------
Household Durables - 2.0%
Interface, Inc., Class A(c)                                   16,850    239,607
Jarden Corp.(b)(c)                                             6,825    237,442
                                                                     ----------
                                                                        477,049
                                                                     ----------
Insurance - 3.1%
Arch Capital Group Ltd.(c)                                     4,425    299,174
Argonaut Group, Inc.(c)                                        5,675    197,831

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                                Shares Value(+)
                                                                ------ --------
COMMON STOCKS - continued

Insurance - continued
ProAssurance Corp.(b)(c)                                         4,950 $247,104
                                                                       --------
                                                                        744,109
                                                                       --------
Internet & Catalog Retail - 1.2%
VistaPrint Ltd.(b)(c)                                            8,625  285,574
                                                                       --------

Internet Software & Services - 3.0%
aQuantive, Inc.(b)(c)                                            9,625  237,352
j2 Global Communications, Inc.(b)(c)                             5,875  160,094
Online Resources Corp.(b)(c)                                    15,175  154,937
Websense, Inc.(b)(c)                                             7,750  176,932
                                                                       --------
                                                                        729,315
                                                                       --------
IT Services - 2.8%
Heartland Payment Systems, Inc.(b)                               8,625  243,656
Lightbridge, Inc.(b)(c)                                         17,475  236,611
Tyler Technologies, Inc.(c)                                     14,225  200,004
                                                                       --------
                                                                        680,271
                                                                       --------
Leisure Equipment & Products - 0.8%
Smith & Wesson Holding Corp.(b)(c)                              17,900  185,086
                                                                       --------
Machinery - 3.1%
American Science & Engineering, Inc.(b)(c)                       2,675  159,189
Middleby Corp.(b)(c)                                             2,350  245,975
RBC Bearings, Inc.(c)                                           12,193  349,451
                                                                       --------
                                                                        754,615
                                                                       --------
Media - 1.1%
Morningstar, Inc.(b)(c)                                          5,975  269,174
                                                                       --------

Metals & Mining - 0.9%
Northwest Pipe Co.(c)                                            6,750  226,935
                                                                       --------

Oil, Gas & Consumable Fuels - 2.5%
Arena Resources, Inc.(b)(c)                                      3,600  153,756
Exploration Co. of Delaware(b)(c)                               10,500  140,070
Helix Energy Solutions Group, Inc.(b)(c)                         6,000  188,220
Petrohawk Energy Corp.(b)(c)                                    11,625  133,688
                                                                       --------
                                                                        615,734
                                                                       --------
Pharmaceuticals - 0.9%
Santarus, Inc.(b)(c)                                            28,050  219,632
                                                                       --------

Real Estate - 1.2%
Jones Lang LaSalle, Inc.                                         3,300  304,161
                                                                       --------

Semiconductors & Semiconductor Equipment - 5.7%
ATMI, Inc.(b)(c)                                                 8,375  255,689
Cypress Semiconductor Corp.(b)(c)                               10,800  182,196
Netlogic Microsystems, Inc.(b)(c)                                7,475  162,133

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc.(b)(c)                             12,000 $   191,040
Tessera Technologies, Inc.(b)(c)                              8,925     360,034
Volterra Semiconductor Corp.(b)(c)                           15,125     226,875
                                                                    -----------
                                                                      1,377,967
                                                                    -----------
Software - 4.8%
Blackboard, Inc.(b)(c)                                        9,425     283,127
Informatica Corp.(b)(c)                                      20,100     245,421
Opsware, Inc.(b)(c)                                          23,150     204,183
Quest Software, Inc.(b)(c)                                   10,525     154,191
Ultimate Software Group, Inc.(b)(c)                          12,050     280,283
                                                                    -----------
                                                                      1,167,205
                                                                    -----------
Specialty Retail - 3.0%
Dick's Sporting Goods, Inc.(b)(c)                             5,550     271,895
Guess?, Inc.(b)(c)                                            3,375     214,076
Tween Brands, Inc.(c)                                         6,100     243,573
                                                                    -----------
                                                                        729,544
                                                                    -----------
Textiles Apparel & Luxury Goods - 4.9%
Movado Group, Inc.(b)                                        11,125     322,625
Phillips-Van Heusen Corp.                                     4,650     233,290
Quiksilver, Inc.(b)(c)                                       28,400     447,300
Volcom, Inc.(c)                                               6,850     202,555
                                                                    -----------
                                                                      1,205,770
                                                                    -----------
Thrifts & Mortgage Finance - 1.1%
PFF Bancorp, Inc.                                             7,775     268,315
                                                                    -----------

Trading Companies & Distributors - 1.0%
Aircastle Ltd.                                                8,000     236,000
                                                                    -----------

Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A(b)(c)                      11,000     302,500
                                                                    -----------

TOTAL COMMON STOCKS
(Identified Cost $20,826,720)                                        24,151,627
                                                                    -----------

                                                     Principal
                                                      Amount
                                                     ----------
SHORT-TERM INVESTMENTS - 26.7%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 12/29/06 at 4.250% to
be repurchased at $245,116 on 1/02/2007
collateralized by $215,000 U.S. Treasury Bond,
6.250% due 8/15/2023 with a value of $251,846(d)     $  245,000   245,000
                                                                ---------
                                                      Shares
                                                     ----------
State Street Securities Lending Quality Trust(e)      6,265,971 6,265,971
                                                                ---------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                                    Value (+)
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,510,971)                                       $ 6,510,971
                                                                   -----------
TOTAL INVESTMENTS - 125.9%
(Identified Cost $27,337,691)(a)                                    30,662,598
Other assets less liabilities--(25.9)%                              (6,304,969)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $24,357,629
                                                                   -----------
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2006, the unrealized appreciation on investments based on cost of $27,337,691 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                      $ 3,641,901
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                       (316,994)
                                                            -----------
       Net unrealized appreciation                          $ 3,324,907
                                                            -----------

       At September 30, 2006, the Fund had a capital loss carryover of approximately $202,176,770 of which $142,893,730 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $6,064,691 and $6,265,971, respectively.

(c)    Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)    Represents investments of security lending collateral.

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Commercial Services & Supplies                                       11.9%

   Healthcare Equipment & Supplies                                       7.2

   Healthcare Providers & Services                                       6.1

   Semiconductors & Semiconductor Equipment                              5.7

   Biotechnology                                                         5.6

   Diversified Consumer Services                                         5.1

   Textiles Apparel & Luxury Goods                                       4.9

   Software                                                              4.8

   Communications Equipment                                              3.9

   Energy Equipment & Services                                           3.7

   Machinery                                                             3.1

   Insurance                                                             3.1

   Hotels, Restaurants & Leisure                                         3.0

   Specialty Retail                                                      3.0

   Internet Software & Services                                          3.0

   IT Services                                                           2.8

   Health Care Technology                                                2.6

   Oil, Gas & Consumable Fuels                                           2.5

   Household Durables                                                    2.0

   Other, less than 2% each                                             15.2

        Loomis Sayles Strategic Income Fund - Portfolio of Investments

Investments as of December 31, 2006 (Unaudited)


  Principal
  Amount (a)  Description                                           Value (+)
 ------------ ---------------------------------------------------  ------------
 Bonds and Notes -- 88.2% of Net Assets
 Convertible Bonds -- 4.2%
              Canada -- 0.1%
 $  8,499,000 Nortel Networks Corp.,
              Guaranteed Senior Note,
              4.250%, 9/01/2008                                    $  8,222,783
                                                                   ------------
              United States -- 4.1%
   12,755,000 Avnet, Inc.,
              2.000%, 3/15/2034                                      12,834,719
   32,815,000 Bristol-Myers Squibb Co.,
              4.860%, 9/15/2023(c)(d)                                32,815,000
      200,000 Builders Transport, Inc.,
              Subordinated Note,
              6.500%, 5/01/2011(e)                                           --
    1,000,000 Builders Transport, Inc.,
              Subordinated Note,
              8.000%, 8/15/2005(e)                                           --
      750,000 Ciena Corp.,
              3.750%, 2/01/2008                                         725,625
      157,000 Dixie Group, Inc.,
              Subordinated Note,
              7.000%, 5/15/2012                                         147,776
   14,933,000 Enzon, Inc.,
              4.500%, 7/01/2008                                      14,335,680
    5,111,000 EPIX Pharmaceuticals, Inc.,
              Senior Note,
              3.000%, 6/15/2024                                       4,076,022
    6,060,000 Human Genome Sciences, Inc.,
              2.250%, 8/15/2012                                       5,893,350
   24,185,000 Incyte Corp.,
              3.500%, 2/15/2011(c)                                   19,438,694
    4,865,000 Inhale Therapeutic Systems, Inc.,
              Subordinated Note,
              3.500%, 10/17/2007                                      4,767,700
   12,005,000 Invitrogen Corp.,
              1.500%, 2/15/2024                                      10,249,269
    2,360,000 IVAX Corp.,
              Senior Subordinated Note,
              4.500%, 5/15/2008                                       2,327,550
    5,355,000 Kellwood Co.,
              (step to 0.000% on 6/15/2011)
              3.500%, 6/15/2034(f)                                    5,020,312
    6,670,000 Kulicke & Soffa Industries, Inc.,
              Subordinated Note,
              0.500%, 11/30/2008                                      5,894,612
    3,540,000 Kulicke & Soffa Industries, Inc.,
              Subordinated Note,
              1.000%, 6/30/2010                                       3,247,950
   12,100,000 Level 3 Communications, Inc.,
              6.000%, 9/15/2009                                      11,313,500
   18,680,000 Level 3 Communications, Inc.,
              6.000%, 3/15/2010(c)                                   17,232,300
    2,335,000 Liberty Media Corp.,
              3.500%, 1/15/2031                                       2,329,163
    5,050,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(g)                                    4,797,500
   14,526,000 Nektar Therapeutics,
              3.250%, 9/28/2012                                      14,507,842
      625,000 Nextel Communications, Inc.,
              Senior Note,
              5.250%, 1/15/2010                                         614,844
      500,000 Preston Corp., Subordinated Note,
              7.000%, 5/01/2011                                         472,500
   20,000,000 Regeneron Pharmaceuticals, Inc.,
              Subordinated Note,
              5.500%, 10/17/2008                                     20,950,000
      311,000 Richardson Electronics, Ltd., 144A,
              7.750%, 12/15/2011                                        304,391
    1,950,000 SCI Systems, Inc.,
              Subordinated Note,
              3.000%, 3/15/2007                                       1,937,813
    7,716,000 Sinclair Broadcast Group, Inc.,
              (step to 2.000% on 1/15/2011),
              4.875%, 7/15/2018(f)                                    7,050,495
   19,005,000 Valeant Pharmaceuticals International,
              Subordinated Note,
              3.000%, 8/16/2010                                      18,244,800
   19,430,000 Valeant Pharmaceuticals International,
              Subordinated Note,
              4.000%, 11/15/2013(c)                                  18,507,075
    2,349,000 Vertex Pharmaceuticals, Inc., 144A,
              5.750%, 2/15/2011                                       5,907,735
   23,130,000 Wells Fargo & Co.,
              5.121%, 5/01/2033(c)(d)                                23,204,710
                                                                   ------------
                                                                    269,148,927
                                                                   ------------
              Total Convertible Bonds
              (Identified Cost $264,320,873)                        277,371,710
                                                                   ------------
 Non-Convertible Bonds -- 84.0%
              Argentina -- 0.4%
    2,405,000 Pecom Energia SA, 144A,
              8.125%, 7/15/2010                                       2,525,250
    3,603,539 Republic of Argentina,
              0.624%, 12/15/2035(d)                                     479,271
   40,415,000 Republic of Argentina,
              2.487%, 9/30/2014, (ARS)(d)                            14,454,171
    8,906,250 Republic of Argentina,
              5.590%, 8/03/2012(d)                                    8,415,286
    1,380,120 Republic of Argentina,
              8.280%, 12/31/2033(c)(d)(h)                             1,500,880
                                                                   ------------
                                                                     27,374,858
                                                                   ------------
              Australia -- 0.4%
    1,000,000 General Motors Acceptance Corp. of
              Australia, Ltd., Series E, (MTN),
              6.500%, 8/10/2007, (AUD)                                  768,319
   23,445,000 Qantas Airways Ltd., 144A,
              6.050%, 4/15/2016                                      20,866,800
                                                                   ------------
                                                                     21,635,119
                                                                   ------------
              Bermuda -- 0.2%
   11,855,000 Weatherford International, Ltd.,
              6.500%, 8/01/2036                                      11,900,879
                                                                   ------------
              Brazil -- 2.5%
   17,907,000 Republic of Brazil,
              8.250%, 1/20/2034(c)                                   21,712,237
    6,000,000 Republic of Brazil,
              8.875%, 4/15/2024                                       7,476,000
  107,840,000 Republic of Brazil,
              12.500%, 1/05/2022, (BRL)                              57,460,827

Investments as of December 31, 2006 (Unaudited)


      Principal
      Amount (a)      Description                                  Value (+)
 ----------------     -----------------------------------------  --------------
                      Brazil - continued
 $    140,235,000     Republic of Brazil,
                      12.500%, 1/05/2016, (BRL)(c)               $   74,498,818
                                                                 --------------
                                                                    161,147,882
                                                                 --------------
                      Canada -- 19.9%
          250,000     Abitibi-Consolidated, Inc.,
                      6.000%, 6/20/2013                                 200,000
        2,060,000     Abitibi-Consolidated, Inc.,
                      7.400%, 4/01/2018                               1,627,400
        7,375,000     Abitibi-Consolidated, Inc.,
                      7.500%, 4/01/2028                               5,660,312
          750,000     Avenor, Inc.,
                      10.850%, 11/30/2014, (CAD)                        697,481
        2,445,000     Bombardier, Inc.,
                      7.350%, 12/22/2026, (CAD)                       1,960,361
       13,600,000     Bombardier, Inc.,
                      144A, 7.450%, 5/01/2034                        12,444,000
      361,535,000     Canadian Government,
                      2.750%, 12/01/2007, (CAD)                     306,242,141
      296,940,000     Canadian Government,
                      4.250%, 9/01/2008, (CAD)(c)                   255,447,591
      436,930,000     Canadian Government,
                      4.250%, 12/01/2008, (CAD)                     376,202,294
       10,555,000     Canadian Government,
                      4.250%, 9/01/2009, (CAD)                        9,106,182
      111,010,000     Canadian Government,
                      4.500%, 9/01/2007, (CAD)                       95,390,636
       24,200,000     Canadian Government,
                      6.000%, 6/01/2008, (CAD)                       21,297,826
        7,955,000     Domtar, Inc.,
                      5.375%, 12/01/2013                              7,199,275
          945,000     GMAC Canada, Ltd.
                      , 7.750%, 9/26/2008, (NZD)                        652,817
          335,000     GMAC Canada, Ltd.,
                      Series E., (MTN),
                      6.625%, 12/17/2010, (GBP)                         659,210
        9,790,000     Kinder Morgan Finance Co. ULC,
                      Guaranteed Note,
                      5.700%, 1/05/2016                               8,982,511
       31,225,000     Kinder Morgan Finance Co. ULC,
                      Guaranteed Note,
                      6.400%, 1/05/2036                              27,839,554
        8,475,000     Nortel Networks Corp.,
                      6.875%, 9/01/2023                               7,119,000
       22,320,000     Nortel Networks, Ltd., 144A,
                      10.125%, 7/15/2013                             24,105,600
       21,235,000     North American Energy Partners, Inc.,
                      Senior Note,
                      8.750%, 12/01/2011                             21,341,175
        5,800,000     Northern Telecom Capital Corp.,
                      7.875%, 6/15/2026                               5,191,000
       36,735,000     Province of British Columbia,
                      6.000%, 6/09/2008, (CAD)                       32,295,866
       13,000,000     Province of Manitoba,
                      4.450%, 12/01/2008, (CAD)                      11,207,212
        6,685,000     Province of Manitoba,
                      5.750%, 6/02/2008, (CAD)                        5,854,642
        6,745,000     Province of Ontario,
                      3.875%, 3/08/2008, (CAD)                        5,760,970
                      Canada - continued
       40,020,000     Province of Ontario,
                      5.700%, 12/01/2008, (CAD)                      35,300,924
       18,470,000     Province of Saskatchewan,
                      5.500%, 6/02/2008, (CAD)                       16,122,426
        8,500,000     Rogers Wireless Communications, Inc.,
                      Senior Note,
                      7.625%, 12/15/2011, (CAD)                       8,045,534
        2,525,000     Rogers Wireless Communications, Inc.,
                      Senior Secured Note,
                      6.375%, 3/01/2014                               2,556,563
                                                                 --------------
                                                                  1,306,510,503
                                                                 --------------
                      Cayman Islands -- 0.0%
        1,000,000     Enersis SA, Cayman Island,
                      7.400%, 12/01/2016                              1,098,787
                                                                 --------------
                      Chile -- 0.2%
        4,875,000     Empresa Nacional de Electricidad SA,
                      Chile,
                      7.875%, 2/01/2027                               5,551,704
          250,000     Empresa Nacional de Electricidad SA,
                      Chile,
                      8.350%, 8/01/2013 (c)                             283,564
        1,700,000     Empresa Nacional de Electricidad SA,
                      Chile,
                      8.625%, 8/01/2015 (c)                           2,000,796
        4,525,000     Enersis SA,
                      Chile,
                      7.375%, 1/15/2014 (c)                           4,869,900
                                                                 --------------
                                                                     12,705,964
                                                                 --------------
                      France -- 0.3%
  224,520,000,000     BNP Paribas SA, Series E, (MTN),
                      144A,
                      Zero Coupon, 6/13/2011, (IDR)                  16,999,211
                                                                 --------------
                      Ireland -- 0.9%
       32,115,000     Elan Finance PLC, Senior Note,
                      7.750%, 11/15/2011                             31,352,269
       28,635,000     Elan Finance PLC, 144A,
                      8.875%, 12/01/2013                             28,635,000
                                                                 --------------
                                                                     59,987,269
                                                                 --------------
                      Malaysia -- 0.3%
       20,000,000     Ranhill Labuan Ltd., 144A,
                      12.500%, 10/26/2011                            19,750,000
                                                                 --------------
                      Mexico -- 3.6%
       11,265,000     Desarrolladora Homex SAB de CV,
                      7.500%, 9/28/2015                              11,490,300
        3,245,000(++) Mexican Fixed Rate Bonds,
                      Series M-10,
                      8.000%, 12/17/2015, (MXN)                      31,113,311
        4,738,000(++) Mexican Fixed Rate Bonds,
                      Series M-10,
                      9.000%, 12/20/2012, (MXN)                      47,318,599
       15,154,000(++) Mexican Fixed Rate Bonds,
                      Series M-20,
                      8.000%, 12/07/2023, (MXN)                     146,153,407
                                                                 --------------
                                                                    236,075,617
                                                                 --------------

Investments as of December 31, 2006 (Unaudited)


   Principal
   Amount (a)   Description                                         Value (+)
 -------------- -------------------------------------------------  ------------
                Netherlands -- 0.2%
     $1,330,000 GMAC International Finance BV,
                Series E, (MTN),
                8.000%, 3/14/2007, (NZD)                           $    934,709
      8,098,000 Koninklijke (Royal) KPN NV,
                8.375%, 10/01/2030                                    9,278,324
      1,120,000 Koninklijke (Royal) KPN NV,
                Sereis E, (MTN),
                5.750%, 3/18/2016, (GBP)                              2,141,110
      1,800,000 Koninklijke (Royal) KPN NV,
                Series G (MTN),
                4.000%, 6/22/2015, (EUR)                              2,194,856
                                                                   ------------
                                                                     14,548,999
                                                                   ------------
                Norway -- 0.1%
     22,740,000 Kingdom of Norway,
                6.750%, 1/15/2007, (NOK)                              3,650,629
     10,000,000 Kingdom of Norway,
                5.500%, 5/15/2009, (NOK)(c)                           1,643,918
                                                                   ------------
                                                                      5,294,547
                                                                   ------------
                Philippines -- 0.1%
      3,700,000 Philippine Long Distance Telephone Co.,
                Series E, (MTN),
                8.350%, 3/06/2017                                     4,199,500
      1,763,750 Quezon Power (Philippines), Ltd.,
                Senior Secured Note,
                8.860%, 6/15/2017                                     1,772,569
                                                                   ------------
                                                                      5,972,069
                                                                   ------------
                Republic of Korea -- 0.2%
      5,470,000 Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                     5,483,675
      5,000,000 Hynix Semiconductor, Inc.,
                144A, 9.875%, 7/01/2012(c)                            5,562,500
        300,000 Samsung Electronics Co., Ltd., 144A,
                7.700%, 10/01/2027                                      320,185
                                                                   ------------
                                                                     11,366,360
                                                                   ------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd.,
                Series E, (MTN),
                3.730%, 10/22/2010, (SGD)                               692,714
                                                                   ------------
                South Africa -- 0.8%
    320,500,000 Republic of South Africa,
                13.000%, 8/31/2010, (ZAR)                            52,554,094
                                                                   ------------
                Spain -- 1.8%
    113,785,000 Telefonica Emisiones SAU,
                Guaranteed Note,
                7.045%, 6/20/2036                                   120,858,672
                                                                   ------------
                Supranational -- 1.5%
     15,543,570 European Investment Bank, 144A,
                Zero Coupon, 9/12/2008, (BRL)                         5,950,310
    128,250,000 European Investment Bank,
                Senior Note,
                Zero Coupon, 3/10/2021, (AUD)                        43,594,664
     80,000,000 Inter-American Development Bank,
                Series E, (MTN),
                Zero Coupon, 5/11/2009, (BRL)                        27,428,037
     24,450,000 Inter-American Development Bank,
                Series E, (MTN),
                6.000%, 12/15/2017, (NZD)                            16,467,410
                                                                   ------------
                Supranational -- continued
    $12,125,000 Inter-American Development Bank,
                Series G, (MTN),
                6.250%, 6/22/2016, (NZD)                              8,310,554
                                                                   ------------
                                                                    101,750,975
                                                                   ------------
                Sweden -- 0.5%
    207,265,000 Kingdom of Sweden,
                6.500%, 5/05/2008, (SEK)                             31,377,595
                                                                   ------------
                Thailand -- 0.4%
     25,530,000 True Move Co., Ltd., 144A,
                10.750%, 12/16/2013                                  24,955,575
                                                                   ------------
                United Kingdom -- 0.2%
 72,717,436,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 10/21/2010 (IDR)                         5,882,144
      1,000,000 NTL Cable PLC,
                9.125%, 8/15/2016                                     1,056,250
      4,570,000 NTL Cable PLC,
                9.750%, 4/15/2014, (GBP)                              9,496,133
                                                                   ------------
                                                                     16,434,527
                                                                   ------------
                United States -- 48.9%
      5,565,000 AES Corp. (The),
                8.375%, 3/01/2011, (GBP)                             11,345,746
      4,020,000 AES Corp. (The),
                Senior Note,
                7.750%, 3/01/2014                                     4,241,100
      1,190,000 Affiliated Computer Services, Inc.,
                5.200%, 6/01/2015                                     1,094,800
     60,586,000 Albertson's, Inc.,
                Senior Note
                7.450%, 8/01/2029                                    59,192,461
     17,735,000 Albertson's, Inc.,
                7.750%, 6/15/2026                                    17,689,634
      4,895,000 Albertson's, Inc.,
                Senior Note,
                8.000%, 5/01/2031(c)                                  4,965,287
      1,510,000 Albertson's, Inc.,
                Senior Note,
                8.700%, 5/01/2030                                     1,577,150
     12,302,000 Albertson's, Inc.,
                Series C, (MTN),
                6.625%, 6/01/2028                                    11,168,469
      4,785,000 Allstate Corp.,
                5.950%, 4/01/2036                                     4,866,187
      1,750,000 Altria Group, Inc.,
                7.000%, 11/04/2013                                    1,901,403
        825,000 American Airlines, Inc.,
                Series 1999-1, Class B,
                7.324%, 10/15/2009                                      825,000
      1,225,697 American Airlines, Inc.,
                Series 93A6,
                8.040%, 9/16/2011                                     1,234,890
      6,950,000 Amkor Technology, Inc.,
                Senior Note,
                7.125%, 3/15/2011                                     6,480,875
        475,000 Amkor Technology, Inc.,
                Senior Note,
                7.750%, 5/15/2013                                       437,000
        980,000 Amkor Technology, Inc.,
                Senior
                Subordinated Note,
                10.500%, 5/01/2009                                      984,900
     37,190,000 Anadarko Petroleum Corp.,
                5.950%, 9/15/2016                                    37,267,839
     27,460,000 Anadarko Petroleum Corp.,
                6.450%, 9/15/2036                                    27,748,220

Investments as of December 31, 2006 (Unaudited)


     10,103,000 APL Ltd.,
                Senior Note,
                8.000%, 1/15/2024(g)                                 9,502,882

   Principal
   Amount (a)   Description                                        Value (+)
 -------------- -------------------------------------------------  -----------
                United States - continued
     $4,640,000 Arrow Electronics, Inc.,
                6.875%, 6/01/2018                                  $ 4,793,380
      8,000,000 ASIF Global Financing, 144A,
                2.380%, 2/26/2009, (SGD)                             5,092,809
      8,500,000 AT&T, Inc.,
                6.150%, 9/15/2034(c)                                 8,360,311
     17,574,841 Atlas Air, Inc.,
                Series 1998-1, Class 1B,
                7.680%, 1/02/2014(i)                                19,332,325
        363,362 Atlas Air, Inc.,
                Series 1999-1, Class A2,
                6.880%, 7/02/2009                                      361,546
     12,740,207 Atlas Air, Inc.,
                Series 1999-1, Class B,
                7.630%, 1/02/2015(i)                                13,823,125
      4,744,556 Atlas Air, Inc.,
                Series 1999-1, Class C,
                8.770%, 1/02/2011(i)                                 4,483,605
      5,323,737 Atlas Air, Inc.,
                Series 2000-1, Class B,
                9.057%, 1/02/2014(i)                                 6,175,535
      6,862,758 Atlas Air, Inc.,
                Series C,
                8.010%, 1/02/2010(i)                                 5,970,600
     24,840,000 Avnet, Inc.,
                6.000%, 9/01/2015                                   24,492,215
      5,220,000 Avnet, Inc.,
                6.625%, 9/15/2016                                    5,367,731
     22,125,000 BAC Capital Trust VI,
                5.625%, 3/08/2035                                   20,944,034
 17,310,000,000 Barclays Financial LLC, 144A,
                4.060%, 9/16/2010, (KRW)                            18,210,865
  1,006,000,000 Barclays Financial LLC, 144A,
                4.160%, 2/22/2010, (THB)                            26,456,807
 21,340,000,000 Barclays Financial LLC, 144A,
                4.460%, 9/23/2010, (KRW)                            22,760,372
 56,650,000,000 Barclays Financial LLC, 144A,
                4.470%, 12/04/2011, (KRW)                           60,207,376
    337,000,000 Barclays Financial LLC, 144A,
                5.500%, 11/01/2010, (THB)                            9,166,020
    529,000,000 Barclays Financial LLC,
                Series E, (MTN), 144A,
                4.100%, 3/22/2010. (THB)                            13,864,426
     15,195,000 BellSouth Corp.,
                6.000%, 11/15/2034(c)                               14,588,917
     20,671,000 Borden, Inc.,
                7.875%, 2/15/2023                                   16,536,800
      6,920,000 Borden, Inc.,
                8.375%, 4/15/2016                                    6,020,400
      8,632,000 Borden, Inc.,
                9.200%, 3/15/2021                                    7,639,320
      2,685,000 Bowater, Inc.,
                6.500%, 6/15/2013(c)                                 2,450,062
      2,840,000 Centex Corp.,
                5.250%, 6/15/2015                                    2,682,371
     21,365,000 Chesapeake Energy Corp.,
                6.500%, 8/15/2017                                   20,884,287
     19,935,000 Chesapeake Energy Corp.,
                6.875%, 11/15/2020                                  19,586,137
        425,000 Cincinnati Bell, Inc.,
                8.375%, 1/15/2014                                      436,688
      3,055,000 CIT Group, Inc.,
                6.000%, 4/01/2036                                    3,012,163
      2,500,000 CIT Group, Inc., Series E,
                Senior Note, (MTN),
                5.500%, 12/01/2014, (GBP)                            4,790,156
                United States - continued
     18,650,000 Citibank NA, 144A,
                15.000%, 7/02/2010, (BRL)                            9,763,120
     35,260,000 Citizens Communications Co., 144A,
                7.875%, 1/15/2027                                   35,612,600
      2,405,000 Colorado Interstate Gas Co.,
                5.950%, 3/15/2015                                    2,372,927
      2,670,000 Colorado Interstate Gas Co.,
                6.800%, 11/15/2015                                   2,776,218
     38,780,000 Comcast Corp.,
                5.650%, 6/15/2035                                   35,202,041
     34,570,000 Comcast Corp.,
                6.450%, 3/15/2037                                   34,588,668
     20,175,000 Comcast Corp.,
                6.500%, 11/15/2035                                  20,317,496
      7,361,243 Continental Airlines, Inc.,
                Series 1997-4, Class 4B,
                6.900%, 1/02/2017                                    7,295,766
      9,046,568 Continental Airlines, Inc.,
                Series 1998-1, Class 1B,
                6.748%, 3/15/2017                                    8,956,102
      7,594,570 Continental Airlines, Inc.,
                Series 1999-1, Class B,
                6.795%, 8/02/2018                                    7,556,597
      2,830,444 Continental Airlines, Inc.,
                Series 1999-1, Class C,
                6.954%, 8/02/2009                                    2,802,140
      4,496,470 Continental Airlines, Inc.,
                Series 1999-2, Class B,
                7.566%, 3/15/2020                                    4,541,434
      7,733,554 Continental Airlines, Inc.,
                Series 2000-2, Class B,
                8.307%, 4/02/2018                                    8,004,228
      2,803,874 Continental Airlines, Inc.,
                Series 2001-1, Class B,
                7.373%, 12/15/2015                                   2,845,932
        316,978 Continental Airlines, Inc.,
                Series 96-A,
                6.940%, 10/15/2013                                     315,748
      2,836,149 Continental Airlines, Inc.,
                Series 971A,
                7.461%, 4/01/2015                                    2,949,595
      6,225,000 Corning, Inc.,
                5.900%, 3/15/2014                                    6,321,967
      6,220,000 Corning, Inc.,
                6.200%, 3/15/2016                                    6,332,663
        650,000 Corning, Inc.,
                6.750%, 9/15/2013                                      690,295
      6,150,000 Corning, Inc.,
                6.850%, 3/01/2029                                    6,400,164
      4,725,000 Corning, Inc.,
                7.250%, 8/15/2036                                    5,063,579
        400,000 CSC Holdings, Inc.,
                Senior Note,
                7.875%, 2/15/2018                                      399,000
        250,000 CSC Holdings, Inc.,
                Series B,
                Senior Note,
                8.125%, 7/15/2009                                      259,063

Investments as of December 31, 2006 (Unaudited)



        Principal
        Amount (a)  Description                              Value (+)
        ----------- --------------------------------------- ------------
          $ 250,000 CSC Holdings, Inc.,
                    Series B, Senior Note,
                    8.125%, 8/15/2009                       $    259,063
          2,145,000 Cummins, Inc.,
                    7.125%, 3/01/2028                          2,229,706
          8,558,000 Dillard's, Inc.,
                    6.625%, 1/15/2018(c)                       8,215,680
          1,500,000 Dillard's, Inc.,
                    7.750%, 7/15/2026                          1,500,000
            425,000 Dillard's, Inc.,
                    7.875%, 1/01/2023                            431,375
          3,325,000 Dillard's, Inc.,
                    Class A,
                    7.000%, 12/01/2028                         3,175,375
          3,687,000 Dillard's, Inc.,
                    Class A,
                    7.130%, 8/01/2018                          3,659,347
          1,935,000 Dole Food Co., Inc.,
                    8.625%, 5/01/2009                          1,922,906
          8,180,000 Dominion Resources, Inc.,
                    Senior Note, Series B,
                    5.950%, 6/15/2035                          8,042,003
          4,335,000 DR Horton, Inc.,
                    5.625%, 9/15/2014                          4,187,103
          1,625,000 DR Horton, Inc.,
                    6.500%, 4/15/2016                          1,634,908
         16,160,000 DR Horton, Inc.,
                    Guaranteed Note,
                    5.625%, 1/15/2016                         15,374,349
         43,470,000 DR Horton, Inc.,
                    Senior Note,
                    5.250%, 2/15/2015(c)                      40,575,594
         19,745,000 Duke Energy Field Services Corp., 144A,
                    6.450%, 11/03/2036                        20,287,415
         11,275,000 Dynegy Holdings, Inc.,
                    7.125%, 5/15/2018(c)                      10,993,125
          8,035,000 Dynegy Holdings, Inc.,
                    7.625%, 10/15/2026                         7,793,950
          7,455,000 Dynegy Holdings, Inc.,
                    8.375%, 5/01/2016                          7,827,750
          3,705,000 Edison Mission Energy Corp.,
                    Senior Note,
                    7.730%, 6/15/2009                          3,834,675
            260,000 El Paso Corp.,
                    6.375%, 2/01/2009                            262,600
         15,685,000 El Paso Corp.,
                    6.950%, 6/01/2028                         15,606,575
          1,965,000 El Paso Corp.,
                    7.000%, 5/15/2011                          2,038,687
            925,000 El Paso Corp.,
                    7.750%, 6/15/2010                            978,188
            750,000 El Paso Corp., Senior Note, (MTN),
                    7.800%, 8/01/2031                            819,375
          1,600,000 El Paso Energy Corp.,
                    6.750%, 5/15/2009(c)                       1,634,000
          1,000,000 El Paso Energy Corp., (MTN),
                    7.750%, 1/15/2032(c)                       1,095,000
          5,330,000 Embarq Corp.,
                    7.995%, 6/01/2036                          5,546,537
          5,255,000 Energy Transfer Partners LP,
                    6.125%, 2/15/2017                          5,328,113
          3,855,000 Energy Transfer Partners LP,
                    6.625%, 10/15/2036(c)                      3,969,370
          5,000,000 FHLMC,
                    3.220%, 6/20/2007, (SGD)                   3,256,662
         35,900,000 FNMA,
                    2.290%, 2/19/2009, (SGD)                  22,863,695
                    United States - continued
         17,816,000 Ford Motor Co.,
                    6.375%, 2/01/2029(c)                      12,782,980
         33,994,000 Ford Motor Co.,
                    6.625%, 10/01/2028                        24,645,650
          1,940,000 Ford Motor Co.,
                    7.125%, 11/15/2025                         1,440,450
         22,020,000 Ford Motor Co.,
                    7.450%, 7/16/2031                         17,285,700
         26,070,000 Ford Motor Credit Co.,
                    5.700%, 1/15/2010                         24,990,780
         10,685,000 Ford Motor Credit Co.,
                    7.000%, 10/01/2013(c)                     10,203,972
         15,465,000 Ford Motor Credit Co.,
                    7.250%, 10/25/2011                        15,144,441
            340,000 Ford Motor Credit Co.,
                    8.000%, 12/15/2016                           335,971
          9,905,000 Ford Motor Credit Co.,
                    8.625%, 11/01/2010                        10,195,771
          7,950,000 Freescale Semiconductor, Inc., 144A,
                    10.125%, 12/15/2016                        7,959,937
        222,777,000 General Electric Capital Corp.,
                    6.500%, 9/28/2015, (NZD)                 150,931,745
         30,350,000 General Electric Capital Corp.,
                    Series A, (MTN),
                    6.625%, 2/04/2010, (NZD)                  20,898,761
            500,000 General Electric Capital Corp.,
                    Series E, (MTN),
                    1.725%, 6/27/2008, (SGD)                     317,722
          3,100,000 General Electric Capital Corp.,
                    Series E, (MTN),
                    6.125%, 5/17/2012, (GBP)                   6,230,015
         47,925,000 General Electric Capital Corp.,
                    Series E, (MTN),
                    6.750%, 9/26/2016, (NZD)                  33,452,646
          4,775,000 Georgia Gulf Corp., 144A,
                    10.750%, 10/15/2016(c)                     4,584,000
         10,895,000 Georgia-Pacific Corp.,
                    7.250%, 6/01/2028                         10,568,150
         10,040,000 Georgia-Pacific Corp.,
                    7.375%, 12/01/2025                         9,789,000
         39,260,000 Georgia-Pacific Corp.,
                    7.750%, 11/15/2029                        39,161,850
          7,275,000 Georgia-Pacific Corp.,
                    8.000%, 1/15/2024                          7,384,125
         11,878,000 Georgia-Pacific Corp.,
                    8.875%, 5/15/2031                         12,560,985
          8,000,000 GMAC LLC,
                    6.225%, 3/20/2007(d)                       8,000,528
          6,625,000 GMAC LLC,
                    6.324%, 7/16/2007(d)                       6,630,234
            820,000 GMAC LLC,
                    8.000%, 11/01/2031                           941,416

Investments as of December 31, 2006 (Unaudited)



  Principal
  Amount (a)    Description                                          Value (+)
--------------- --------------------------------------------------  -----------
                United States - continued
    $ 4,650,000 GMAC LLC, (MTN),
                6.750%, 12/01/2014(c)                               $ 4,776,168
      4,360,000 Goodyear Tire & Rubber Co.,
                7.000%, 3/15/2028                                     3,706,000
      1,845,000 Goodyear Tire & Rubber Co.,
                9.000%, 7/01/2015(c)                                  1,932,637
                United States - continued
      2,590,000 Great Lakes Dredge & Dock Corp.,
                Senior Subordinated Note,
                7.750%, 12/15/2013                                    2,525,250
      5,790,000 GTE Corp., 6.940%, 4/15/2028                          6,070,369
        185,000 Hawaiian Telcom Communications, Inc.,
                12.500%, 5/01/2015(c)                                   193,788
     11,815,000 HCA, Inc.,
                6.500%, 2/15/2016(c)                                  9,954,137
     12,525,000 HCA, Inc.,
                7.050%, 12/01/2027                                    9,426,753
      8,557,000 HCA, Inc.,
                7.500%, 12/15/2023                                    6,962,993
     12,355,000 HCA, Inc.,
                7.500%, 11/06/2033                                   10,069,325
     20,677,000 HCA, Inc.,
                7.690%, 6/15/2025                                    17,114,394
      5,155,000 HCA, Inc.,
                8.360%, 4/15/2024                                     4,535,493
      9,925,000 HCA, Inc., (MTN),
                7.580%, 9/15/2025                                     8,075,695
      3,685,000 HCA, Inc., (MTN),
                7.750%, 7/15/2036                                     2,955,307
      1,000,000 HCA, Inc., Senior Note,
                5.750%, 3/15/2014                                       830,000
     10,500,000 Hercules, Inc., Subordinated Note,
                6.500%, 6/30/2029                                     8,977,500
    119,806,078 HSBC Bank USA,
                144A, Zero Coupon, 11/28/2011(d)                     81,108,715
     16,050,000 HSBC Bank USA, 144A,
                3.310%, 8/25/2010                                    17,123,745
      5,310,000 ITC Holdings Corp., 144A,
                6.375%, 9/30/2036                                     5,295,286
        640,000 JC Penney Co., Inc.,
                7.125%, 11/15/2023(c)                                   696,391
      3,445,000 Jefferson Smurfit Corp.,
                7.500%, 6/01/2013                                     3,238,300
      1,425,000 Joy Global, Inc., 144A,
                6.625%, 11/15/2036                                    1,416,557
709,038,100,000 JPMorgan Chase & Co.,
                144A Zero Coupon, 3/28/2011, (IDR)                   54,889,097
     92,000,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 5/10/2010, (BRL)                        29,131,424
        765,000 K N Capital Trust III,
                7.630%, 4/15/2028(c)                                    710,817
      4,300,000 K N Energy, Inc.,
                6.670%, 11/01/2027                                    3,878,333
      6,180,000 K. Hovnanian Enterprises, Inc.,
                7.500%, 5/15/2016(c)                                  6,210,900
      2,655,000 K. Hovnanian Enterprises, Inc.,
                Guaranteed Note,
                6.375%, 12/15/2014(c)                                 2,548,800
      8,940,000 K. Hovnanian Enterprises, Inc.,
                Senior Note,
                6.250%, 1/15/2016(c)                                  8,448,300
      1,750,000 K. Hovnanian Enterprises, Inc.,
                Senior Note,
                6.500%, 1/15/2014                                     1,697,500
     10,975,000 KB Home,
                7.250%, 6/15/2018                                    10,718,372
      7,515,000 Kellwood Co.,
                7.625%, 10/15/2017                                    6,868,710
     11,288,000 Kinder Morgan, Inc.,
                Senior Note,
                5.150%, 3/01/2015                                    10,128,734
      1,650,000 Koppers Holdings, Inc.,
                (step to 9.875% on 11/15/2009),
                0.000%, 11/15/2014(f)                                 1,320,000
     22,525,000 Lennar Corp.,
                Series A,
                6.500%, 4/15/2016(c)                                 22,854,045
      1,600,000 Lennar Corp., Series B,
                Guaranteed Note,
                5.600%, 5/31/2015                                     1,529,888
     31,295,000 Level 3 Communications, Inc.,
                2.875%, 7/15/2010                                    32,820,631
        380,000 Level 3 Communications, Inc.,
                Senior Note,
                11.500%, 3/01/2010(c)                                   402,800
     22,945,000 Lucent Technologies, Inc.,
                6.450%, 3/15/2029                                    21,166,762
      1,105,000 Lucent Technologies, Inc.,
                6.500%, 1/15/2028                                     1,019,363
      8,310,000 Lyondell Chemical Co.,
                8.000%, 9/15/2014                                     8,621,625
      2,660,000 Marsh & McLennan Cos., Inc.,
                5.375%, 7/15/2014                                     2,559,540
     11,710,000 Marsh & McLennan Cos., Inc.,
                5.750%, 9/15/2015(c)                                 11,520,439
      1,300,000 Marsh & McLennan Cos., Inc.,
                5.875%, 8/01/2033(c)                                  1,184,053
      1,250,000 McDonalds Corp., Series E, (MTN),
                3.628%, 10/10/2010, (SGD)                               817,436
      5,350,000 Methanex Corp., Senior Note,
                6.000%, 8/15/2015                                     5,074,673
     13,405,000 Michigan Tobacco Settlement Finance Authority,
                Taxable Turbo Series A,
                7.309%, 6/01/2034                                    13,994,418
      1,000,000 MidAmerican Energy Holdings Co,
                6.125%, 4/01/2036                                     1,008,054
      1,153,000 Missouri Pacific Railroad Co.,
                5.000%, 1/01/2045                                       909,241
      5,115,000 Mosaic Global Holdings, Inc.,
                7.300%, 1/15/2028                                     4,705,800
      2,945,000 Mosaic Global Holdings, Inc.,
                7.375%, 8/01/2018                                     2,797,750
      3,346,000 New England Telephone & Telegraph Co.,
                7.875%, 11/15/2029                                    3,650,717
     11,370,000 Nextel Communications, Inc.,
                Series F,
                5.950%, 3/15/2014                                    11,072,288
     29,985,000 NGC Corp. Capital Trust I,
                Series B,
                8.316%, 6/01/2027                                    28,335,825

Investments as of December 31, 2006 (Unaudited)

Principal
Amount (a)  Description                                             Value (+)
----------- -----------------------------------------------------  ------------
$ 2,500,000 NRG Energy, Inc.,
            7.250%, 2/01/2014                                      $  2,518,750
  5,000,000 NRG Energy, Inc.,
            7.375%, 2/01/2016                                         5,025,000
  4,530,000 ONEOK Partners LP,
            6.650%, 10/01/2036                                        4,633,429
  2,275,000 Owens & Minor, Inc.,
            6.350%, 4/15/2016                                         2,284,211
  9,480,000 Owens Corning, Inc., 144A,
            6.500%, 12/01/2016                                        9,630,144
 14,200,000 Owens Corning, Inc., 144A,
            7.000%, 12/01/2036                                       14,339,174
    225,000 Owens-Illinois, Inc.,
            Senior Note,
            7.500%, 5/15/2010                                           225,844
 39,943,000 Owens-Illinois, Inc.,
            Senior Note,
            7.800%, 5/15/2018(c)                                     39,793,214
  3,000,000 Pemex Project Funding Master Trust,
            8.625%, 12/01/2023(c)                                     3,693,750
  4,350,000 Pemex Project Funding Master Trust,
            9.500%, 9/15/2027(c)                                      5,846,400
  1,920,000 Pioneer Natural Resource,
            5.875%, 7/15/2016(c)                                      1,770,572
 20,770,000 Plains All American Pipeline, 144A,
            6.125%, 1/15/2017(c)                                     20,878,232
 44,730,000 Plains All American Pipeline, 144A,
            6.650%, 1/15/2037                                        45,413,430
  3,165,000 Pulte Homes, Inc.,
            5.200%, 2/15/2015(c)                                      3,015,457
 42,115,000 Pulte Homes, Inc.,
            6.000%, 2/15/2035                                        38,523,601
 12,730,000 Pulte Homes, Inc.,
            6.375%, 5/15/2033                                        11,885,505
 11,580,000 Qwest Capital Funding, Inc.,
            6.500%, 11/15/2018                                       10,827,300
    950,000 Qwest Capital Funding, Inc.,
            7.250%, 2/15/2011(c)                                        970,188
 25,275,000 Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031                                        24,801,296
 41,540,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            6.875%, 7/15/2028(c)                                     37,957,175
  2,025,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            7.000%, 8/03/2009(c)                                      2,060,437
  5,640,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            7.625%, 8/03/2021(c)                                      5,555,400
 20,420,000 Qwest Corp.,
            6.875%, 9/15/2033                                        19,501,100
  2,785,000 Qwest Corp.,
            7.250%, 9/15/2025                                         2,861,587
  3,310,000 Sara Lee Corp.,
            6.125%, 11/01/2032                                        2,994,971
  6,100,000 SLM Corp.,
            6.500%, 6/15/2010,
            (NZD)                                                     4,180,400
  2,550,000 Southern Natural Gas Co.,
            7.350%, 2/15/2031                                         2,806,902
  4,000,000 St. Paul Travelers Cos, Inc. (The),
            6.750%, 6/20/2036                                         4,421,304
  1,810,000 Sungard Data Systems, Inc.,
            9.125%, 8/15/2013                                         1,900,500
  2,595,000 Sungard Data Systems, Inc.,
            10.250%, 8/15/2015                                        2,770,162
    690,000 Tenet Healthcare Corp.,
            6.875%, 11/15/2031                                          553,725
            United States - continued
  4,480,000 Tenet Healthcare Corp.,
            9.250%, 2/01/2015                                         4,480,000
  7,872,000 Tennessee Gas Pipeline Co.,
            Senior Note,
            7.000%, 10/15/2028(c)                                     8,311,872
  9,240,000 Time Warner, Inc.,
            6.500%, 11/15/2036                                        9,196,803
 11,145,000 Time Warner, Inc.,
            6.625%, 5/15/2029                                        11,287,121
  4,795,000 Time Warner, Inc.,
            6.950%, 1/15/2028(c)                                      5,031,863
  3,150,000 Time Warner, Inc.,
            7.625%, 4/15/2031                                         3,519,057
  2,025,000 Time Warner, Inc.,
            7.700%, 5/01/2032                                         2,284,793
    496,687 Tiverton Power Associates, LP, 144A,
            9.000%, 7/15/2018(e)                                        476,820
  8,785,000 Toledo Edison Co.,
            6.150%, 5/15/2037                                         8,647,690
  4,245,000 Toll Brothers Financial Corp.,
            5.150%, 5/15/2015(c)                                      3,889,621
 13,855,000 Toys R US, Inc.,
            7.375%, 10/15/2018                                       11,222,550
  1,000,000 Travelers Property Casualty Corp.,
            6.375%, 3/15/2033                                         1,053,199
    315,000 TXU Corp.,
            5.550%, 11/15/2014                                          299,042
  2,225,000 TXU Corp.,
            6.550%, 11/15/2034(c)                                     2,080,882
288,680,000 U.S. Treasury Bond,
            5.375%, 2/15/2031(c)                                    309,225,933
 17,265,000 U.S. Treasury Note,
            3.000%, 2/15/2008(c)                                     16,894,079
 47,335,000 U.S. Treasury Note,
            3.250%, 8/15/2007(c)                                     46,822,835
 64,580,000 U.S. Treasury Note,
            3.750%, 5/15/2008(c)                                     63,591,151
187,595,000 U.S. Treasury Note,
            3.875%, 7/31/2007(c)                                    186,349,182
  4,160,000 United Rentals North America, Inc.,
            Senior Subordinated Note,
            7.000%, 2/15/2014(c)                                      4,082,000
 24,880,000 USG Corp., 144A,
            6.300%, 11/15/2016                                       24,662,051
 51,815,000 Verizon Global Funding Corp.,
            5.850%, 9/15/2035                                        49,625,661
  5,530,000 Verizon Maryland, Inc.,
            5.125%, 6/15/2033                                         4,536,580
 12,050,000 Verizon New York, Inc.,
            Series B,
            7.375%, 4/01/2032(c)                                     12,441,770
 32,790,000 Viacom, Inc., Class B,
            6.875%, 4/30/2036                                        32,418,784

Investments as of December 31, 2006 (Unaudited)



  Principal
  Amount (a)  Description                                         Value (+)
 ------------ ------------------------------------------------- --------------
              United States -- continued
  $65,685,000 Western Union Co., 144A,
              6.200%, 11/17/2036                                $   61,702,190
      600,000 Williams Cos., Inc.,
              7.875%, 9/01/2021                                        643,500
      965,000 Williams Cos., Inc.,
              Senior Note,
              7.750%, 6/15/2031                                      1,013,250
    8,600,000 Williams Cos., Inc.,
              Series A,
              7.500%, 1/15/2031(c)                                   8,922,500
   10,070,000 Woolworth Corp.,
              8.500%, 1/15/2022                                      9,893,775
   18,050,000 Xerox Capital Trust I,
              Guaranteed Note,
              8.000%, 2/01/2027                                     18,433,562
    1,730,000 Xerox Corp., (MTN),
              7.200%, 4/01/2016                                      1,848,938
                                                                --------------
                                                                 3,202,270,876
                                                                --------------
              Uruguay -- 0.1%
    1,595,000 Republic of Uruguay,
              7.625%, 3/21/2036(c)                                   1,754,500
    2,935,319 Republic of Uruguay,
              7.875%, 1/15/2033(c)(h)                                3,272,881
                                                                --------------
                                                                     5,027,381
                                                                --------------
              Venezuela -- 0.5%
   16,535,000 Cerro Negro Finance, Ltd., 144A,
              7.900%, 12/01/2020                                    16,038,950
   13,790,000 Petrozuata Finance, Inc.,
              Series B, 144A,
              8.220%, 4/01/2017                                     13,755,524
                                                                --------------
                                                                    29,794,474
                                                                --------------
              Total Non-Convertible Bonds
              (Identified Cost $5,262,795,880)                   5,498,084,947
                                                                --------------
              Total Bonds and Notes
              (Identified Cost $5,527,116,753)                   5,775,456,657
                                                                --------------
    Shares
 ------------
 Common Stocks -- 4.3%
              Israel -- 0.0%
        2,288 Teva Pharmaceutical Industries, Ltd., ADR                 71,111
                                                                --------------
              Philippines -- 0.1%
      144,730 Philippine Long Distance Telephone Co.,
              Sponsored ADR, Convertible(c)                          7,400,045
                                                                --------------
              United States -- 4.2%
      200,925 Apartment Investment & Management Co., Class A        11,255,818
      889,730 Associated Estates Realty Corp., (REIT)               12,224,890
    2,238,800 Bristol-Myers Squibb Co.                              58,925,216
      137,000 Camden Property Trust, (REIT)                         10,117,450
       53,260 Chesapeake Energy Corp.(c)                             1,547,203
    2,309,175 ConAgra Foods, Inc.                                   62,347,725
       41,343 Corning, Inc.(i)                                         773,528
      182,500 Developers Diversified Realty Corp., (REIT)(c)        11,488,375
      282,500 Duke Energy Corp.                                      9,381,825
      460,000 Equity Residential, (REIT)                            23,345,000
      477,725 KB Home(c)                                            24,497,738
      549,450 Lennar Corp., Class A(c)                              28,824,147
      117,700 Simon Property Group, Inc., (REIT)                    11,921,833
      202,221 Vertex Pharmaceuticals, Inc.(c)(i)                     7,567,110
                                                                --------------
                                                                   274,217,858
                                                                --------------
              Total Common Stocks
              (Identified Cost $220,523,410)                       281,689,014
                                                                --------------

    Shares    Description                                         Value (+)
 ------------ ------------------------------------------------- --------------
 Preferred Stocks -- 1.2%
              United States -- 1.2%
 $    287,875 AES Trust III, Convertible,
              6.750%, 10/15/2029(c)                             $   14,177,844
      107,725 CMS Energy Trust I, Convertible,
              7.750%, 7/15/2027                                      5,372,784
      125,725 El Paso Energy Capital Trust I,
              4.750%, 3/31/2028                                      4,878,130
          393 Entergy New Orleans, Inc.,
              4.475%, 12/31/2045(e)                                     28,529
       42,700 FelCor Lodging Trust, Inc., (REIT) Convertible,
              1.950%, 12/31/2049                                     1,067,073
       39,400 Ford Motor Co. Capital Trust II, Convertible,
              6.500%, 1/15/2032                                      1,347,480
       15,600 Lucent Technologies Capital Trust I, Convertible,
              7.750%, 3/15/2017                                     16,079,700
       69,975 Newell Financial Trust I,
              5.250%, 12/01/2027                                     3,332,559
      455,100 Owens-Illinois, Inc., Convertible,
              4.750%, 12/31/2049                                    16,838,700
          800 Pacific Gas & Electric Co.,
              Series G,
              4.800%, 2/26/2007                                         16,920
      263,275 Six Flags, Inc.,
              7.125%, 8/15/2009(c)                                   5,871,033
      352,925 Travelers Property Casualty, Convertible,
              4.500%, 4/15/2032(c)                                   9,225,460
        9,381 United Rentals Trust I, Convertible,
              6.500%, 8/01/2028                                        457,324
                                                                --------------
              Total Preferred Stocks
              (Identified Cost $73,389,008)                         78,693,536
                                                                --------------
 Closed-End Investment Companies -- 0.4%
      110,211 Morgan Stanley Emerging Markets Debt Fund,
              Inc.(c)                                                1,194,688
    1,755,800 Western Asset High Income Opportunity Fund, Inc.      11,851,650
    1,368,400 Western Asset Managed High Income Fund, Inc.(c)        9,236,700
                                                                --------------
              Total Closed-End Investment Companies
              (Identified Cost $20,353,073)                         22,283,038
                                                                --------------

Investments as of December 31, 2006 (Unaudited)


   Shares/
  Principal
  Amount (a)
 -------------
 Short-Term Investments -- 19.4%
 1,003,834,333 State Street Securities Lending Quality Trust(j)  1,003,834,333
                                                                 -------------
 $ 268,441,571 Tri-Party Repurchase Agreement with Fixed Income
               Clearing Corporation, dated 12/29/06 at 4.250% to
               be repurchased at $268,568,335 on 1/02/07,
               collateralized by $91,295,000 U.S. Treasury Bond,
               8.125% due 8/15/19 with a value of $122,107,063;
               and collateralized by $107,405,000 U.S Treasury
               Bond, 8.750% due 8/15/20 with a value of
               $151,708,811(k)                                     268,441,571
                                                                 -------------
               Total Short-Term Investments
               (Identified Cost $1,272,275,904)                  1,272,275,904
                                                                 -------------
               Total Investments -- 113.5%
               (Identified Cost $7,113,658,148)(b)               7,430,398,149
               Other assets less liabilities--(13.5)%             (884,541,714)
                                                                 -------------
               Total Net Assets -- 100% $                        6,545,856,435
                                                                 =============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds'financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++)   Amount shown represents units.

Investments as of December 31, 2006 (Unaudited)

(a)    Principal amount is in U.S. dollars unless otherwise noted.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At December 31, 2006, the unrealized appreciation on investments based on cost of $7,123,585,587 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of
         value over tax cost                              $ 346,926,965
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                    (40,114,403)
                                                          -------------
       Net unrealized appreciation                        $ 306,812,562
                                                          =============

       At September 30, 2006 the Fund had a capital loss carryover of approximately $36,159,166 of which $7,292,580 expires on September 30, 2009, $21,770,312 expires on September 30, 2010 and $7,096,274 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $986,644,066 and $1,003,834,333, respectively.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e)    Non-income producing security due to default or bankruptcy filing.

(f) Step Bond: Coupon is a fixed rate for an initial period and then resets at a specified date and rate.

(g) Illiquid security. At December 31, 2006, the value of these securities amounted to $14,300,382 or 0.2% of net assets.

(h)    All or a portion of interest payment is paid-in-kind.

(i)    Non-income producing security.

(j)    Represents investments of security lending collateral.

(k) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreement is a tri-party arrangement whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $809,519,463 or 12.4% of net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

FHLMC  Federal Home Loan Mortgage Corporation

 FNMA  Federal National Mortgage Association

  MTN  Medium Term Note

 REIT  Real Estate Investment Trust

       Key to Abbreviations:

ARS    Argentinean Peso

AUD    Australian Dollar

BRL    Brazilian Real

CAD    Canadian Dollar

EUR    Euro

GBP    British Pound

IDR    Indonesian Rupiah

KRW    South Korean Won

MXN    Mexican Peso

NOK    Norwegian Krone

NZD    New Zealand Dollar

SEK    Swedish Krona

SGD    Singapore Dollar

THB    Thailand Baht

USD    United States Dollar

ZAR    South African Rand

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

   Sovereigns                                                           25.6%

   Treasuries                                                            9.5

   Banking                                                               6.6

   Wirelines                                                             5.3

   Pharmaceuticals                                                       4.1

   Non-Captive Finance                                                   3.2

   Pipelines                                                             3.2

   Technology                                                            3.2

   Home Construction                                                     2.7

   Automotive                                                            2.3

   Electric                                                              2.3

   Other, less than 2% each                                             25.7

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund


                                                               Shares Value (+)
                                                               ------ ---------
COMMON STOCKS - 97.1% of Total Net Assets

Aerospace & Defense - 4.7%
Honeywell International, Inc.                                  2,906  $131,467
United Technologies Corp.                                      3,213   200,877
                                                                      --------
                                                                       332,344
                                                                      --------
Beverages - 2.9%
Molson Coors Brewing Co., Class B                              1,480   113,131
PepsiCo, Inc.                                                  1,480    92,574
                                                                      --------
                                                                       205,705
                                                                      --------
Biotechnology - 2.5%
Amgen, Inc.(b)                                                 2,582   176,377
                                                                      --------
Capital Markets - 7.9%
Bear Stearns Cos., Inc.                                          794   129,247
Franklin Resources, Inc.                                       1,534   169,001
Goldman Sachs Group, Inc.                                      1,300   259,155
                                                                      --------
                                                                       557,403
                                                                      --------
Chemicals - 4.9%
Ecolab, Inc.(c)                                                3,826   172,935
Praxair, Inc.                                                  2,906   172,413
                                                                      --------
                                                                       345,348
                                                                      --------
Commercial Banks - 1.5%
Zions Bancorporation                                           1,281   105,606
                                                                      --------
Communications Equipment - 9.3%
Cisco Systems, Inc.(b)                                         8,023   219,269
Corning, Inc.(b)                                               4,855    90,837
Harris Corp.(c)                                                5,715   262,090
QUALCOMM, Inc.                                                 2,202    83,213
                                                                      --------
                                                                       655,409
                                                                      --------
Computers & Peripherals - 3.2%
Hewlett-Packard Co.                                            5,415   223,044
                                                                      --------
Diversified Financial Services - 5.0%
Bank of America Corp.                                          3,754   200,426
Citigroup, Inc.                                                2,781   154,902
                                                                      --------
                                                                       355,328
                                                                      --------
Diversified Telecommunications Services - 2.6%
AT&T, Inc.(c)                                                  5,151   184,148
                                                                      --------
Electronic Equipment & Instruments - 1.5%
Flextronics International, Ltd.(b)(c)                          9,205   105,673
                                                                      --------
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.(c)                                         2,527   148,537
                                                                      --------
Healthcare Equipment & Supplies - 5.2%
Medtronic, Inc.                                                4,250   227,417

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                               Shares Value (+)
                                                               ------ ---------
COMMON STOCKS - continued

Healthcare Equipment & Supplies - continued
Zimmer Holdings, Inc.(b)(c)                                    1,781  $139,595
                                                                      --------
                                                                       367,012
                                                                      --------
Healthcare Providers & Services - 2.7%
WellPoint, Inc.(b)                                             2,419   190,351
                                                                      --------
Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc., Class A(c)                       3,700   176,564
                                                                      --------
Industrial Conglomerates - 3.0%
Tyco International Ltd.                                        7,000   212,800
                                                                      --------
Insurance - 5.6%
Aflac, Inc.                                                    2,581   118,726
Allstate Corp.(c)                                              1,877   122,212
Everest Re Group Ltd.                                          1,593   156,289
                                                                      --------
                                                                       397,227
                                                                      --------
IT Services - 1.5%
Western Union Co.                                              4,862   109,006
                                                                      --------
Machinery - 5.1%
Danaher Corp.(c)                                               2,993   216,813
Dover Corp.                                                    2,924   143,335
                                                                      --------
                                                                       360,148
                                                                      --------
Media - 2.5%
DIRECTV Group, Inc. (The)(b)(c)                                7,165   178,695
                                                                      --------
Multiline Retail - 1.4%
Federated Department Stores, Inc.                              2,563    97,727
                                                                      --------
Oil, Gas & Consumable Fuels - 8.5%
ConocoPhillips                                                 2,710   194,985
Devon Energy Corp.                                             2,888   193,727
ExxonMobil Corp.                                               2,743   210,196
                                                                      --------
                                                                       598,908
                                                                      --------
Personal Products - 0.6%
Alberto-Culver Co.                                             2,058    44,144
                                                                      --------
Pharmaceuticals - 3.4%
Abbott Laboratories                                            3,375   164,396
Perrigo Co.(c)                                                 4,296    74,321
                                                                      --------
                                                                       238,717
                                                                      --------
Road & Rail - 2.2%
Burlington Northern Santa Fe Corp.(c)                          2,094   154,558
                                                                      --------
Semiconductors & Semiconductor Equipment - 2.8%
DSP Group, Inc.(b)(c)                                          2,653    57,570

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                         Shares     Value (+)
                                                        ---------- -----------
COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.                                      4,855 $   139,824
                                                                   -----------
                                                                       197,394
                                                                   -----------
Software - 2.0%
Microsoft Corp.                                              4,801     143,358
                                                                   -----------
TOTAL COMMON STOCKS
  (Identified Cost $5,442,847)                                       6,861,531
                                                                   -----------

                                                        Principal
                                                         Amount
                                                        ----------
SHORT-TERM INVESTMENTS - 28.1%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 12/29/06 at 4.250% to be
repurchased at $240,113 on 1/02/07 collateralized by
$185,000 U.S. Treasury Bond, 7.625% due 2/15/2025 with
value of $249,750(d)                                    $  240,000     240,000
                                                                   -----------

                                                          Shares
                                                        ----------
State Street Securities Lending Quality Trust(e)         1,745,055   1,745,055
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $1,985,055)                                       1,985,055
                                                                   -----------
TOTAL INVESTMENTS - 125.2%
  (Identified Cost $7,427,902)(a)                                    8,846,586
  Other assets less liabilities--(25.2)%                            (1,779,969)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $ 7,066,617
                                                                   -----------
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2006, the unrealized appreciation on investments based on cost of $7,427,902 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                        $1,494,945
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax cost
         over value                                              (76,261)
                                                              ----------
       Net unrealized appreciation                            $1,418,684
                                                              ----------

       At September 30, 2006, the Fund had a capital loss carryover of approximately $3,979,440 of which $12,547 expires on September 30, 2009, $2,177,191 expires on September 30, 2010, $1,662,157 expires on
       September 30, 2011, $110,150 expires on September 30, 2012 and $17,395 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations

(b)    Non-income producing security.

(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $1,698,281 and $1,745,055, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities

(e)    Represents investments of security lending collateral.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Communications Equipment                                             9.3%

   Oil, Gas & Consumable Fuels                                          8.5

   Capital Markets                                                      7.9

   Insurance                                                            5.6

   Healthcare Equipment & Supplies                                      5.2

   Machinery                                                            5.1

   Diversified Financial Services                                       5.0

   Chemicals                                                            4.9

   Aerospace & Defense                                                  4.7

   Pharmaceuticals                                                      3.4

   Computers & Peripherals                                              3.2

   Industrial Conglomerates                                             3.0

   Beverages                                                            2.9

   Semiconductors & Semiconductor Equipment                             2.8

   Healthcare Providers & Services                                      2.7

   Diversified Telecommunications Services                              2.6

   Media                                                                2.5

   Hotels, Restaurants & Leisure                                        2.5

   Biotechnology                                                        2.5

   Road & Rail                                                          2.2

   Energy Equipment & Services                                          2.1

   Software                                                             2.0

   Other, less than 2% each                                             6.5

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

Loomis Sayles Value Fund


                                                             Shares  Value (+)
                                                            ------- -----------
 COMMON STOCKS - 96.2% of Total Net Assets

 Aerospace & Defense - 2.6%
 Northrop Grumman Corp.                                     26,725  $ 1,809,282
 United Technologies Corp.                                  15,950      997,194
                                                                    -----------
                                                                      2,806,476
                                                                    -----------
 Beverages - 2.9%
 Coca-Cola Enterprises, Inc.                                68,500    1,398,770
 Molson Coors Brewing Co., Class B                          23,675    1,809,717
                                                                    -----------
                                                                      3,208,487
                                                                    -----------
 Capital Markets - 8.9%
 Ameriprise Financial, Inc.                                 23,735    1,293,558
 Lehman Brothers Holdings, Inc.                             25,350    1,980,342
 Mellon Financial Corp.                                     42,975    1,811,396
 Merrill Lynch & Co., Inc.                                  23,750    2,211,125
 Morgan Stanley                                             29,675    2,416,435
                                                                    -----------
                                                                      9,712,856
                                                                    -----------
 Chemicals - 2.6%
 E.I. du Pont de Nemours & Co.                              31,600    1,539,236
 Praxair, Inc.                                              21,650    1,284,494
                                                                    -----------
                                                                      2,823,730
                                                                    -----------
 Commercial Banks - 3.2%
 U.S. Bancorp                                               60,375    2,184,971
 Wells Fargo & Co.                                          38,375    1,364,615
                                                                    -----------
                                                                      3,549,586
                                                                    -----------
 Communications Equipment - 2.5%
 Avaya, Inc.(b)                                             92,800    1,297,344
 Motorola, Inc.                                             69,375    1,426,350
                                                                    -----------
                                                                      2,723,694
                                                                    -----------
 Computers & Peripherals - 2.0%
 Hewlett-Packard Co.                                        53,800    2,216,022
                                                                    -----------
 Construction & Engineering - 1.2%
 Foster Wheeler Ltd.(b)                                     23,600    1,301,304
                                                                    -----------
 Consumer Finance - 1.1%
 American Express Co.                                       20,825    1,263,453
                                                                    -----------
 Diversified Financial Services - 9.4%
 Bank of America Corp.                                      52,625    2,809,649
 CIT Group, Inc.                                            25,575    1,426,318
 Citigroup, Inc.                                            54,775    3,050,967
 JPMorgan Chase & Co.                                       62,400    3,013,920
                                                                    -----------
                                                                     10,300,854
                                                                    -----------
 Diversified Telecommunications Services - 5.5%
 AT&T, Inc.                                                 52,575    1,879,556
 BellSouth Corp.                                            61,600    2,901,976

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                              Shares Value (+)
                                                             ------- ----------
 COMMON STOCKS - continued

 Diversified Telecommunications Services - continued
 Embarq Corp.                                                23,200  $1,219,392
                                                                     ----------
                                                                      6,000,924
                                                                     ----------
 Electric Utilities - 3.2%
 Duke Energy Corp.                                           58,375   1,938,634
 Exelon Corp.                                                24,800   1,534,872
                                                                     ----------
                                                                      3,473,506
                                                                     ----------
 Electrical Equipment - 1.2%
 ABB Ltd. ADR                                                75,225   1,352,546
                                                                     ----------
 Electronic Equipment & Instruments - 0.9%
 Flextronics International, Ltd.(b)                          84,350     968,338
                                                                     ----------
 Energy Equipment & Services - 2.2%
 BJ Services Co.                                             31,775     931,643
 Schlumberger Ltd.                                           23,675   1,495,313
                                                                     ----------
                                                                      2,426,956
                                                                     ----------
 Healthcare Equipment & Supplies - 0.9%
 Beckman Coulter, Inc.(c)                                    16,450     983,710
                                                                     ----------
 Healthcare Providers & Services - 1.2%
 Omnicare, Inc.(c)                                           34,225   1,322,112
                                                                     ----------
 Hotels, Restaurants & Leisure - 3.3%
 McDonald's Corp.                                            51,600   2,287,428
 OSI Restaurant Partners, Inc.(c)                            34,425   1,349,460
                                                                     ----------
                                                                      3,636,888
                                                                     ----------
 Household Durables - 1.1%
 Sony Corp. ADR                                              28,275   1,211,018
                                                                     ----------
 Independent Power Producer & Energy - 1.4%
 NRG Energy, Inc.(b)(c)                                      28,325   1,586,483
                                                                     ----------
 Industrial Conglomerates - 1.7%
 Tyco International Ltd.                                     60,025   1,824,760
                                                                     ----------
 Insurance - 7.8%
 Allstate Corp.                                              42,400   2,760,664
 American International Group, Inc.                          32,500   2,328,950
 Berkshire Hathaway, Inc., Class B(b)                           455   1,668,030
 Prudential Financial, Inc.                                  21,325   1,830,964
                                                                     ----------
                                                                      8,588,608
                                                                     ----------
 Media - 8.6%
 Comcast Corp., Class A(b)(c)                                45,125   1,910,141
 DIRECTV Group, Inc. (The)(b)                                66,350   1,654,769
 EchoStar Communications Corp., Class A(b)                   39,375   1,497,431
 News Corp., Class A                                         82,825   1,779,081

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

                                                         Shares     Value (+)
                                                        ---------- ------------
COMMON STOCKS - continued

Media - continued
Time Warner, Inc.                                          119,605 $  2,604,997
                                                                   ------------
                                                                      9,446,419
                                                                   ------------
Multiline Retail - 2.2%
Dollar General Corp.(c)                                     89,550    1,438,173
Federated Department Stores, Inc.                           25,550      974,222
                                                                   ------------
                                                                      2,412,395
                                                                   ------------
Oil, Gas & Consumable Fuels - 7.2%
ExxonMobil Corp.                                            47,525    3,641,841
Hess Corp.                                                  32,325    1,602,350
Occidental Petroleum Corp.                                  28,150    1,374,564
XTO Energy, Inc.                                            26,575    1,250,354
                                                                   ------------
                                                                      7,869,109
                                                                   ------------
Pharmaceuticals - 5.9%
Abbott Laboratories                                         32,675    1,591,599
Bristol-Myers Squibb Co.                                    44,000    1,158,080
Johnson & Johnson                                           30,450    2,010,309
Pfizer, Inc.                                                66,965    1,734,394
                                                                   ------------
                                                                      6,494,382
                                                                   ------------
Software - 1.4%
Microsoft Corp.                                             51,125    1,526,593
                                                                   ------------
Specialty Retail - 2.4%
Gap, Inc. (The)                                             68,200    1,329,900
Office Depot, Inc.(b)                                       32,900    1,255,793
                                                                   ------------
                                                                      2,585,693
                                                                   ------------
Tobacco - 1.7%
Altria Group, Inc.                                          22,075    1,894,477
                                                                   ------------
TOTAL COMMON STOCKS
(Identified Cost $89,706,698)                                       105,511,379
                                                                   ------------

                                                        Principal
                                                         Amount
                                                        ----------
SHORT-TERM INVESTMENTS - 8.7%

Commercial Paper - 3.7%
San Paolo United States Financial Co. 144A,
3.75%, 1/2/2007(d)                                      $4,006,000    4,005,583
                                                                   ------------

                                                         Shares
                                                        ----------
State Street Securities Lending Quality Trust(e)         5,477,698    5,477,698
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $9,483,281)                                        9,483,281
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

TOTAL INVESTMENTS - 104.9%
  (Identified Cost $99,189,979)(a)                                $114,994,660
  Other assets less liabilities--(4.9)%                             (5,348,159)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $109,646,501
                                                                  ------------
--------
+ Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.); At December 31, 2006, the unrealized appreciation on investments based on cost of $99,189,979 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                       $16,146,338
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                        (341,657)
                                                             -----------
       Net unrealized appreciation                           $15,804,681
                                                             -----------

(b)    Non-income producing security.

(c) All or a portion of this security was on loan to brokers at December 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2006 were $5,325,060 and $5,477,698, respectively.

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

(e)    Represents investments of security lending collateral.

PORTFOLIO OF INVESTMENTS - as of December 31, 2006 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       December 31, 2006, the total value of these securities amounted to$4,005,583 or 3.7% of total net assets.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT DECEMBER 31, 2006 AS A PERCENTAGE OF NET ASSETS (Unaudited)

 Diversified Financial Services                                            9.4%

 Capital Markets                                                           8.9

 Media                                                                     8.6

 Insurance                                                                 7.8

 Oil, Gas & Consumable Fuels                                               7.2

 Pharmaceuticals                                                           5.9

 Diversified Telecommunications Services                                   5.5

 Hotels, Restaurants & Leisure                                             3.3

 Commercial Banks                                                          3.2

 Electric Utilities                                                        3.2

 Beverages                                                                 2.9

 Chemicals                                                                 2.6

 Aerospace & Defense                                                       2.6

 Communications Equipment                                                  2.5

 Specialty Retail                                                          2.4

 Energy Equipment & Services                                               2.2

 Multiline Retail                                                          2.2

 Computer & Peripherals                                                    2.0

 Others, Less than 2% each                                                13.8

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Loomis Sayles Funds II

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ Robert Blanding J.
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  February 26, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 26, 2007